Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	HARTFORD MUTUAL FUNDS, INC
Entity Central Index Key	0001006415
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000009916 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class A
Trading Symbol	HFLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Morningstar LSTA US Leveraged Loan Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Overall security selection contributed positively to relative performance during the period, driven primarily by selection within the Financial Institutions and Retailers sectors.
Sector allocation decisions contributed positively to relative performance in the aggregate, primarily driven by the Fund’s overweight allocation to the Wirelines sector and underweight to the Transportation sector.
The Fund held a position in total return swaps (Markit Iboxx USD Liquid High Yield Index). The Fund’s position was used for liquidity purposes and for tactically adjusting the risk posture of the Fund, and it contributed positively to relative performance during the period. The Fund also used interest rate futures to reduce the duration of high-yield bond holdings during the period which contributed to relative returns.
Top Detractors to Performance
Security selection in the Consumer Cyclical Services and Leisure sectors detracted from relative performance during the period.
An underweight to the Health Care sector and an overweight to the Cable and Satellite sector detracted from relative returns during the period.
The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The investment team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 3.00% maximum front-end sales charge)	6.42%	3.50%)	3.36%
Class A (without 3.00% maximum front-end sales charge)	9.85%	4.14%)	3.67%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,187,127,176
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 7,783,061
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,187,127,176%
Total number of portfolio holdings	$367%
Total investment management fees paid	$7,783,061%
Portfolio turnover rate	$61%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	85.2%
Corporate Bonds	4.7%
Exchange-Traded Funds	4.2%
Asset & Commercial Mortgage-Backed Securities	1.9%
Common Stocks	0.4%
Rights	0.2%
Warrants	0.0%†
Other Assets & Liabilities	3.4%
Total	100.0%
†	Percentage rounds to zero.

C000009918 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class C
Trading Symbol	HFLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.75%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Morningstar LSTA US Leveraged Loan Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Overall security selection contributed positively to relative performance during the period, driven primarily by selection within the Financial Institutions and Retailers sectors.
Sector allocation decisions contributed positively to relative performance in the aggregate, primarily driven by the Fund’s overweight allocation to the Wirelines sector and underweight to the Transportation sector.
The Fund held a position in total return swaps (Markit Iboxx USD Liquid High Yield Index). The Fund’s position was used for liquidity purposes and for tactically adjusting the risk posture of the Fund, and it contributed positively to relative performance during the period. The Fund also used interest rate futures to reduce the duration of high-yield bond holdings during the period which contributed to relative returns.
Top Detractors to Performance
Security selection in the Consumer Cyclical Services and Leisure sectors detracted from relative performance during the period.
An underweight to the Health Care sector and an overweight to the Cable and Satellite sector detracted from relative returns during the period.
The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The investment team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	7.97%	3.36%)	2.91%
Class C (without 1.00% contingent deferred sales charge)	8.97%	3.36%)	2.91%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,187,127,176
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 7,783,061
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,187,127,176%
Total number of portfolio holdings	$367%
Total investment management fees paid	$7,783,061%
Portfolio turnover rate	$61%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	85.2%
Corporate Bonds	4.7%
Exchange-Traded Funds	4.2%
Asset & Commercial Mortgage-Backed Securities	1.9%
Common Stocks	0.4%
Rights	0.2%
Warrants	0.0%†
Other Assets & Liabilities	3.4%
Total	100.0%
†	Percentage rounds to zero.

C000035169 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class I
Trading Symbol	HFLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Morningstar LSTA US Leveraged Loan Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Overall security selection contributed positively to relative performance during the period, driven primarily by selection within the Financial Institutions and Retailers sectors.
Sector allocation decisions contributed positively to relative performance in the aggregate, primarily driven by the Fund’s overweight allocation to the Wirelines sector and underweight to the Transportation sector.
The Fund held a position in total return swaps (Markit Iboxx USD Liquid High Yield Index). The Fund’s position was used for liquidity purposes and for tactically adjusting the risk posture of the Fund, and it contributed positively to relative performance during the period. The Fund also used interest rate futures to reduce the duration of high-yield bond holdings during the period which contributed to relative returns.
Top Detractors to Performance
Security selection in the Consumer Cyclical Services and Leisure sectors detracted from relative performance during the period.
An underweight to the Health Care sector and an overweight to the Cable and Satellite sector detracted from relative returns during the period.
The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The investment team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	10.03%	4.40%)	3.95%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,187,127,176
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 7,783,061
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,187,127,176%
Total number of portfolio holdings	$367%
Total investment management fees paid	$7,783,061%
Portfolio turnover rate	$61%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	85.2%
Corporate Bonds	4.7%
Exchange-Traded Funds	4.2%
Asset & Commercial Mortgage-Backed Securities	1.9%
Common Stocks	0.4%
Rights	0.2%
Warrants	0.0%†
Other Assets & Liabilities	3.4%
Total	100.0%
†	Percentage rounds to zero.

C000040930 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class R3
Trading Symbol	HFLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$131	1.25%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Morningstar LSTA US Leveraged Loan Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Overall security selection contributed positively to relative performance during the period, driven primarily by selection within the Financial Institutions and Retailers sectors.
Sector allocation decisions contributed positively to relative performance in the aggregate, primarily driven by the Fund’s overweight allocation to the Wirelines sector and underweight to the Transportation sector.
The Fund held a position in total return swaps (Markit Iboxx USD Liquid High Yield Index). The Fund’s position was used for liquidity purposes and for tactically adjusting the risk posture of the Fund, and it contributed positively to relative performance during the period. The Fund also used interest rate futures to reduce the duration of high-yield bond holdings during the period which contributed to relative returns.
Top Detractors to Performance
Security selection in the Consumer Cyclical Services and Leisure sectors detracted from relative performance during the period.
An underweight to the Health Care sector and an overweight to the Cable and Satellite sector detracted from relative returns during the period.
The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The investment team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	9.43%	3.88%)	3.41%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,187,127,176
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 7,783,061
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,187,127,176%
Total number of portfolio holdings	$367%
Total investment management fees paid	$7,783,061%
Portfolio turnover rate	$61%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	85.2%
Corporate Bonds	4.7%
Exchange-Traded Funds	4.2%
Asset & Commercial Mortgage-Backed Securities	1.9%
Common Stocks	0.4%
Rights	0.2%
Warrants	0.0%†
Other Assets & Liabilities	3.4%
Total	100.0%
†	Percentage rounds to zero.

C000040931 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class R4
Trading Symbol	HFLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Morningstar LSTA US Leveraged Loan Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Overall security selection contributed positively to relative performance during the period, driven primarily by selection within the Financial Institutions and Retailers sectors.
Sector allocation decisions contributed positively to relative performance in the aggregate, primarily driven by the Fund’s overweight allocation to the Wirelines sector and underweight to the Transportation sector.
The Fund held a position in total return swaps (Markit Iboxx USD Liquid High Yield Index). The Fund’s position was used for liquidity purposes and for tactically adjusting the risk posture of the Fund, and it contributed positively to relative performance during the period. The Fund also used interest rate futures to reduce the duration of high-yield bond holdings during the period which contributed to relative returns.
Top Detractors to Performance
Security selection in the Consumer Cyclical Services and Leisure sectors detracted from relative performance during the period.
An underweight to the Health Care sector and an overweight to the Cable and Satellite sector detracted from relative returns during the period.
The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The investment team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	9.73%	4.13%)	3.67%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,187,127,176
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 7,783,061
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,187,127,176%
Total number of portfolio holdings	$367%
Total investment management fees paid	$7,783,061%
Portfolio turnover rate	$61%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	85.2%
Corporate Bonds	4.7%
Exchange-Traded Funds	4.2%
Asset & Commercial Mortgage-Backed Securities	1.9%
Common Stocks	0.4%
Rights	0.2%
Warrants	0.0%†
Other Assets & Liabilities	3.4%
Total	100.0%
†	Percentage rounds to zero.

C000040932 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class R5
Trading Symbol	HFLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$82	0.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Morningstar LSTA US Leveraged Loan Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Overall security selection contributed positively to relative performance during the period, driven primarily by selection within the Financial Institutions and Retailers sectors.
Sector allocation decisions contributed positively to relative performance in the aggregate, primarily driven by the Fund’s overweight allocation to the Wirelines sector and underweight to the Transportation sector.
The Fund held a position in total return swaps (Markit Iboxx USD Liquid High Yield Index). The Fund’s position was used for liquidity purposes and for tactically adjusting the risk posture of the Fund, and it contributed positively to relative performance during the period. The Fund also used interest rate futures to reduce the duration of high-yield bond holdings during the period which contributed to relative returns.
Top Detractors to Performance
Security selection in the Consumer Cyclical Services and Leisure sectors detracted from relative performance during the period.
An underweight to the Health Care sector and an overweight to the Cable and Satellite sector detracted from relative returns during the period.
The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The investment team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	9.96%	4.38%)	3.94%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,187,127,176
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 7,783,061
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,187,127,176%
Total number of portfolio holdings	$367%
Total investment management fees paid	$7,783,061%
Portfolio turnover rate	$61%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	85.2%
Corporate Bonds	4.7%
Exchange-Traded Funds	4.2%
Asset & Commercial Mortgage-Backed Securities	1.9%
Common Stocks	0.4%
Rights	0.2%
Warrants	0.0%†
Other Assets & Liabilities	3.4%
Total	100.0%
†	Percentage rounds to zero.

C000009919 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class Y
Trading Symbol	HFLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Morningstar LSTA US Leveraged Loan Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Overall security selection contributed positively to relative performance during the period, driven primarily by selection within the Financial Institutions and Retailers sectors.
Sector allocation decisions contributed positively to relative performance in the aggregate, primarily driven by the Fund’s overweight allocation to the Wirelines sector and underweight to the Transportation sector.
The Fund held a position in total return swaps (Markit Iboxx USD Liquid High Yield Index). The Fund’s position was used for liquidity purposes and for tactically adjusting the risk posture of the Fund, and it contributed positively to relative performance during the period. The Fund also used interest rate futures to reduce the duration of high-yield bond holdings during the period which contributed to relative returns.
Top Detractors to Performance
Security selection in the Consumer Cyclical Services and Leisure sectors detracted from relative performance during the period.
An underweight to the Health Care sector and an overweight to the Cable and Satellite sector detracted from relative returns during the period.
The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The investment team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	10.02%	4.39%)	3.97%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,187,127,176
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 7,783,061
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,187,127,176%
Total number of portfolio holdings	$367%
Total investment management fees paid	$7,783,061%
Portfolio turnover rate	$61%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	85.2%
Corporate Bonds	4.7%
Exchange-Traded Funds	4.2%
Asset & Commercial Mortgage-Backed Securities	1.9%
Common Stocks	0.4%
Rights	0.2%
Warrants	0.0%†
Other Assets & Liabilities	3.4%
Total	100.0%
†	Percentage rounds to zero.

C000185695 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class F
Trading Symbol	HFLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Morningstar LSTA US Leveraged Loan Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Overall security selection contributed positively to relative performance during the period, driven primarily by selection within the Financial Institutions and Retailers sectors.
Sector allocation decisions contributed positively to relative performance in the aggregate, primarily driven by the Fund’s overweight allocation to the Wirelines sector and underweight to the Transportation sector.
The Fund held a position in total return swaps (Markit Iboxx USD Liquid High Yield Index). The Fund’s position was used for liquidity purposes and for tactically adjusting the risk posture of the Fund, and it contributed positively to relative performance during the period. The Fund also used interest rate futures to reduce the duration of high-yield bond holdings during the period which contributed to relative returns.
Top Detractors to Performance
Security selection in the Consumer Cyclical Services and Leisure sectors detracted from relative performance during the period.
An underweight to the Health Care sector and an overweight to the Cable and Satellite sector detracted from relative returns during the period.
The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The investment team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	10.08%	4.45%)	4.00%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,187,127,176
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 7,783,061
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,187,127,176%
Total number of portfolio holdings	$367%
Total investment management fees paid	$7,783,061%
Portfolio turnover rate	$61%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	85.2%
Corporate Bonds	4.7%
Exchange-Traded Funds	4.2%
Asset & Commercial Mortgage-Backed Securities	1.9%
Common Stocks	0.4%
Rights	0.2%
Warrants	0.0%†
Other Assets & Liabilities	3.4%
Total	100.0%
†	Percentage rounds to zero.

C000009947 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class A
Trading Symbol	HAHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US Corporate High Yield Bond Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection in the Leisure and Energy sectors contributed positively to relative performance.
  An overweight to the Technology sector and an underweight to the Automotive sector contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall security selection detracted from performance during the period, driven primarily by selection within the Technology and Health Care sectors.
  Sector allocation decisions detracted from performance in the aggregate, primarily driven by the Fund’s underweight allocations to the Pharmaceuticals and Retailers sectors.
  During the period, the Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. We typically view currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	9.55%	2.88%)	3.52%
Class A (without 4.50% maximum front-end sales charge)	14.71%	3.83%)	3.99%
Bloomberg US Corporate High Yield Bond Index	16.47%	4.55%)	4.86%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 437,601,808
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 2,093,770
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$437,601,808%
Total number of portfolio holdings	$316%
Total investment management fees paid	$2,093,770%
Portfolio turnover rate	$40%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.5%
Convertible Bonds	4.4%
Senior Floating Rate Interests	2.2%
Preferred Stocks	0.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.2%
Total	100.0%

C000009949 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class C
Trading Symbol	HAHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.73%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US Corporate High Yield Bond Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection in the Leisure and Energy sectors contributed positively to relative performance.
  An overweight to the Technology sector and an underweight to the Automotive sector contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall security selection detracted from performance during the period, driven primarily by selection within the Technology and Health Care sectors.
  Sector allocation decisions detracted from performance in the aggregate, primarily driven by the Fund’s underweight allocations to the Pharmaceuticals and Retailers sectors.
  During the period, the Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. We typically view currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	12.69%	3.06%)	3.21%
Class C (without 1.00% contingent deferred sales charge)	13.69%	3.06%)	3.21%
Bloomberg US Corporate High Yield Bond Index	16.47%	4.55%)	4.86%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 437,601,808
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 2,093,770
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$437,601,808%
Total number of portfolio holdings	$316%
Total investment management fees paid	$2,093,770%
Portfolio turnover rate	$40%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.5%
Convertible Bonds	4.4%
Senior Floating Rate Interests	2.2%
Preferred Stocks	0.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.2%
Total	100.0%

C000049003 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class I
Trading Symbol	HAHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US Corporate High Yield Bond Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection in the Leisure and Energy sectors contributed positively to relative performance.
  An overweight to the Technology sector and an underweight to the Automotive sector contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall security selection detracted from performance during the period, driven primarily by selection within the Technology and Health Care sectors.
  Sector allocation decisions detracted from performance in the aggregate, primarily driven by the Fund’s underweight allocations to the Pharmaceuticals and Retailers sectors.
  During the period, the Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. We typically view currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	15.00%	4.10%)	4.26%
Bloomberg US Corporate High Yield Bond Index	16.47%	4.55%)	4.86%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 437,601,808
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 2,093,770
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$437,601,808%
Total number of portfolio holdings	$316%
Total investment management fees paid	$2,093,770%
Portfolio turnover rate	$40%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.5%
Convertible Bonds	4.4%
Senior Floating Rate Interests	2.2%
Preferred Stocks	0.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.2%
Total	100.0%

C000040942 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class R3
Trading Symbol	HAHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$136	1.27%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US Corporate High Yield Bond Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection in the Leisure and Energy sectors contributed positively to relative performance.
  An overweight to the Technology sector and an underweight to the Automotive sector contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall security selection detracted from performance during the period, driven primarily by selection within the Technology and Health Care sectors.
  Sector allocation decisions detracted from performance in the aggregate, primarily driven by the Fund’s underweight allocations to the Pharmaceuticals and Retailers sectors.
  During the period, the Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. We typically view currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	14.17%	3.50%)	3.67%
Bloomberg US Corporate High Yield Bond Index	16.47%	4.55%)	4.86%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 437,601,808
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 2,093,770
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$437,601,808%
Total number of portfolio holdings	$316%
Total investment management fees paid	$2,093,770%
Portfolio turnover rate	$40%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.5%
Convertible Bonds	4.4%
Senior Floating Rate Interests	2.2%
Preferred Stocks	0.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.2%
Total	100.0%

C000040943 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class R4
Trading Symbol	HAHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$104	0.97%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US Corporate High Yield Bond Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection in the Leisure and Energy sectors contributed positively to relative performance.
  An overweight to the Technology sector and an underweight to the Automotive sector contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall security selection detracted from performance during the period, driven primarily by selection within the Technology and Health Care sectors.
  Sector allocation decisions detracted from performance in the aggregate, primarily driven by the Fund’s underweight allocations to the Pharmaceuticals and Retailers sectors.
  During the period, the Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. We typically view currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	14.50%	3.81%)	4.00%
Bloomberg US Corporate High Yield Bond Index	16.47%	4.55%)	4.86%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 437,601,808
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 2,093,770
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$437,601,808%
Total number of portfolio holdings	$316%
Total investment management fees paid	$2,093,770%
Portfolio turnover rate	$40%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.5%
Convertible Bonds	4.4%
Senior Floating Rate Interests	2.2%
Preferred Stocks	0.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.2%
Total	100.0%

C000040944 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class R5
Trading Symbol	HAHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US Corporate High Yield Bond Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection in the Leisure and Energy sectors contributed positively to relative performance.
  An overweight to the Technology sector and an underweight to the Automotive sector contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall security selection detracted from performance during the period, driven primarily by selection within the Technology and Health Care sectors.
  Sector allocation decisions detracted from performance in the aggregate, primarily driven by the Fund’s underweight allocations to the Pharmaceuticals and Retailers sectors.
  During the period, the Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. We typically view currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	14.92%	4.16%)	4.31%
Bloomberg US Corporate High Yield Bond Index	16.47%	4.55%)	4.86%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 437,601,808
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 2,093,770
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$437,601,808%
Total number of portfolio holdings	$316%
Total investment management fees paid	$2,093,770%
Portfolio turnover rate	$40%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.5%
Convertible Bonds	4.4%
Senior Floating Rate Interests	2.2%
Preferred Stocks	0.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.2%
Total	100.0%

C000227371 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class R6
Trading Symbol	HAHVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US Corporate High Yield Bond Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection in the Leisure and Energy sectors contributed positively to relative performance.
  An overweight to the Technology sector and an underweight to the Automotive sector contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall security selection detracted from performance during the period, driven primarily by selection within the Technology and Health Care sectors.
  Sector allocation decisions detracted from performance in the aggregate, primarily driven by the Fund’s underweight allocations to the Pharmaceuticals and Retailers sectors.
  During the period, the Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. We typically view currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	15.13%	4.12%)	4.28%
Bloomberg US Corporate High Yield Bond Index	16.47%	4.55%)	4.86%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

Performance Inception Date	Mar. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 437,601,808
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 2,093,770
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$437,601,808%
Total number of portfolio holdings	$316%
Total investment management fees paid	$2,093,770%
Portfolio turnover rate	$40%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.5%
Convertible Bonds	4.4%
Senior Floating Rate Interests	2.2%
Preferred Stocks	0.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.2%
Total	100.0%

C000009950 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class Y
Trading Symbol	HAHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US Corporate High Yield Bond Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection in the Leisure and Energy sectors contributed positively to relative performance.
  An overweight to the Technology sector and an underweight to the Automotive sector contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall security selection detracted from performance during the period, driven primarily by selection within the Technology and Health Care sectors.
  Sector allocation decisions detracted from performance in the aggregate, primarily driven by the Fund’s underweight allocations to the Pharmaceuticals and Retailers sectors.
  During the period, the Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. We typically view currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	15.01%	4.06%)	4.25%
Bloomberg US Corporate High Yield Bond Index	16.47%	4.55%)	4.86%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 437,601,808
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 2,093,770
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$437,601,808%
Total number of portfolio holdings	$316%
Total investment management fees paid	$2,093,770%
Portfolio turnover rate	$40%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.5%
Convertible Bonds	4.4%
Senior Floating Rate Interests	2.2%
Preferred Stocks	0.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.2%
Total	100.0%

C000185702 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class F
Trading Symbol	HAHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US Corporate High Yield Bond Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection in the Leisure and Energy sectors contributed positively to relative performance.
  An overweight to the Technology sector and an underweight to the Automotive sector contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall security selection detracted from performance during the period, driven primarily by selection within the Technology and Health Care sectors.
  Sector allocation decisions detracted from performance in the aggregate, primarily driven by the Fund’s underweight allocations to the Pharmaceuticals and Retailers sectors.
  During the period, the Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. We typically view currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	15.01%	4.23%)	4.35%
Bloomberg US Corporate High Yield Bond Index	16.47%	4.55%)	4.86%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 437,601,808
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 2,093,770
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$437,601,808%
Total number of portfolio holdings	$316%
Total investment management fees paid	$2,093,770%
Portfolio turnover rate	$40%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.5%
Convertible Bonds	4.4%
Senior Floating Rate Interests	2.2%
Preferred Stocks	0.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.2%
Total	100.0%

C000009961 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class A
Trading Symbol	HIPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US TIPS 1-10 Year Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to developed non-USD sovereign debt was the largest contributor to relative performance.
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) benefited performance, supported by structural supply shortages although the pace of home prices appreciation continued to moderate as of the end of the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance. An allocation to agency mortgage backed securities pass-throughs also had a positive impact.
Top Detractors to Performance
  The Fund’s underweight to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from performance.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
Over the period, the Fund made use of derivatives in pursuit of both risk management and total returns. Derivatives usage included U.S. Treasury and non-U.S. futures to manage duration, credit default swaps and total return swaps to manage sector exposure, currency forwards both to hedge emerging markets currency risk and as part of the developed currency strategy, and CPI swaps and bond forwards to manage inflation sensitivity. Over the period, the impact of derivatives on relative performance was positive overall. The Fund’s exposure to currency forwards benefited performance while currency options was neutral. The use of bond futures to manage duration aided results and credit derivatives (e.g., credit default swap index (CDX)) exposure detracted modestly.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	3.19%	1.57%)	1.50%
Class A (without 4.50% maximum front-end sales charge)	8.05%	2.51%)	1.97%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%)	2.42%
Bloomberg US TIPS Index	8.61%	2.20%)	2.26%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 329,007,243
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 1,361,448
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$329,007,243%
Total number of portfolio holdings	$207%
Total investment management fees paid	$1,361,448%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$16%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.7%
Foreign Government Obligations	9.5%
Asset & Commercial Mortgage-Backed Securities	4.4%
Senior Floating Rate Interests	2.5%
Corporate Bonds	1.3%
Convertible Bonds	1.2%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	0.8%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

C000009963 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class C
Trading Symbol	HIPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$167	1.61%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US TIPS 1-10 Year Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to developed non-USD sovereign debt was the largest contributor to relative performance.
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) benefited performance, supported by structural supply shortages although the pace of home prices appreciation continued to moderate as of the end of the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance. An allocation to agency mortgage backed securities pass-throughs also had a positive impact.
Top Detractors to Performance
  The Fund’s underweight to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from performance.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
Over the period, the Fund made use of derivatives in pursuit of both risk management and total returns. Derivatives usage included U.S. Treasury and non-U.S. futures to manage duration, credit default swaps and total return swaps to manage sector exposure, currency forwards both to hedge emerging markets currency risk and as part of the developed currency strategy, and CPI swaps and bond forwards to manage inflation sensitivity. Over the period, the impact of derivatives on relative performance was positive overall. The Fund’s exposure to currency forwards benefited performance while currency options was neutral. The use of bond futures to manage duration aided results and credit derivatives (e.g., credit default swap index (CDX)) exposure detracted modestly.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	6.26%	1.76%)	1.21%
Class C (without 1.00% contingent deferred sales charge)	7.26%	1.76%)	1.21%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%)	2.42%
Bloomberg US TIPS Index	8.61%	2.20%)	2.26%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 329,007,243
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 1,361,448
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$329,007,243%
Total number of portfolio holdings	$207%
Total investment management fees paid	$1,361,448%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$16%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.7%
Foreign Government Obligations	9.5%
Asset & Commercial Mortgage-Backed Securities	4.4%
Senior Floating Rate Interests	2.5%
Corporate Bonds	1.3%
Convertible Bonds	1.2%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	0.8%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

C000035174 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class I
Trading Symbol	HIPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US TIPS 1-10 Year Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to developed non-USD sovereign debt was the largest contributor to relative performance.
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) benefited performance, supported by structural supply shortages although the pace of home prices appreciation continued to moderate as of the end of the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance. An allocation to agency mortgage backed securities pass-throughs also had a positive impact.
Top Detractors to Performance
  The Fund’s underweight to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from performance.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
Over the period, the Fund made use of derivatives in pursuit of both risk management and total returns. Derivatives usage included U.S. Treasury and non-U.S. futures to manage duration, credit default swaps and total return swaps to manage sector exposure, currency forwards both to hedge emerging markets currency risk and as part of the developed currency strategy, and CPI swaps and bond forwards to manage inflation sensitivity. Over the period, the impact of derivatives on relative performance was positive overall. The Fund’s exposure to currency forwards benefited performance while currency options was neutral. The use of bond futures to manage duration aided results and credit derivatives (e.g., credit default swap index (CDX)) exposure detracted modestly.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	8.32%	2.80%)	2.24%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%)	2.42%
Bloomberg US TIPS Index	8.61%	2.20%)	2.26%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 329,007,243
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 1,361,448
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$329,007,243%
Total number of portfolio holdings	$207%
Total investment management fees paid	$1,361,448%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$16%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.7%
Foreign Government Obligations	9.5%
Asset & Commercial Mortgage-Backed Securities	4.4%
Senior Floating Rate Interests	2.5%
Corporate Bonds	1.3%
Convertible Bonds	1.2%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	0.8%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

C000040951 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class R3
Trading Symbol	HIPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$124	1.19%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US TIPS 1-10 Year Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to developed non-USD sovereign debt was the largest contributor to relative performance.
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) benefited performance, supported by structural supply shortages although the pace of home prices appreciation continued to moderate as of the end of the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance. An allocation to agency mortgage backed securities pass-throughs also had a positive impact.
Top Detractors to Performance
  The Fund’s underweight to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from performance.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
Over the period, the Fund made use of derivatives in pursuit of both risk management and total returns. Derivatives usage included U.S. Treasury and non-U.S. futures to manage duration, credit default swaps and total return swaps to manage sector exposure, currency forwards both to hedge emerging markets currency risk and as part of the developed currency strategy, and CPI swaps and bond forwards to manage inflation sensitivity. Over the period, the impact of derivatives on relative performance was positive overall. The Fund’s exposure to currency forwards benefited performance while currency options was neutral. The use of bond futures to manage duration aided results and credit derivatives (e.g., credit default swap index (CDX)) exposure detracted modestly.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	7.61%	2.16%)	1.62%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%)	2.42%
Bloomberg US TIPS Index	8.61%	2.20%)	2.26%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 329,007,243
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 1,361,448
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$329,007,243%
Total number of portfolio holdings	$207%
Total investment management fees paid	$1,361,448%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$16%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.7%
Foreign Government Obligations	9.5%
Asset & Commercial Mortgage-Backed Securities	4.4%
Senior Floating Rate Interests	2.5%
Corporate Bonds	1.3%
Convertible Bonds	1.2%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	0.8%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

C000040952 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class R4
Trading Symbol	HIPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US TIPS 1-10 Year Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to developed non-USD sovereign debt was the largest contributor to relative performance.
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) benefited performance, supported by structural supply shortages although the pace of home prices appreciation continued to moderate as of the end of the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance. An allocation to agency mortgage backed securities pass-throughs also had a positive impact.
Top Detractors to Performance
  The Fund’s underweight to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from performance.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
Over the period, the Fund made use of derivatives in pursuit of both risk management and total returns. Derivatives usage included U.S. Treasury and non-U.S. futures to manage duration, credit default swaps and total return swaps to manage sector exposure, currency forwards both to hedge emerging markets currency risk and as part of the developed currency strategy, and CPI swaps and bond forwards to manage inflation sensitivity. Over the period, the impact of derivatives on relative performance was positive overall. The Fund’s exposure to currency forwards benefited performance while currency options was neutral. The use of bond futures to manage duration aided results and credit derivatives (e.g., credit default swap index (CDX)) exposure detracted modestly.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	7.99%	2.48%)	1.93%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%)	2.42%
Bloomberg US TIPS Index	8.61%	2.20%)	2.26%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 329,007,243
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 1,361,448
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$329,007,243%
Total number of portfolio holdings	$207%
Total investment management fees paid	$1,361,448%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$16%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.7%
Foreign Government Obligations	9.5%
Asset & Commercial Mortgage-Backed Securities	4.4%
Senior Floating Rate Interests	2.5%
Corporate Bonds	1.3%
Convertible Bonds	1.2%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	0.8%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

C000040953 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class R5
Trading Symbol	HIPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US TIPS 1-10 Year Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to developed non-USD sovereign debt was the largest contributor to relative performance.
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) benefited performance, supported by structural supply shortages although the pace of home prices appreciation continued to moderate as of the end of the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance. An allocation to agency mortgage backed securities pass-throughs also had a positive impact.
Top Detractors to Performance
  The Fund’s underweight to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from performance.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
Over the period, the Fund made use of derivatives in pursuit of both risk management and total returns. Derivatives usage included U.S. Treasury and non-U.S. futures to manage duration, credit default swaps and total return swaps to manage sector exposure, currency forwards both to hedge emerging markets currency risk and as part of the developed currency strategy, and CPI swaps and bond forwards to manage inflation sensitivity. Over the period, the impact of derivatives on relative performance was positive overall. The Fund’s exposure to currency forwards benefited performance while currency options was neutral. The use of bond futures to manage duration aided results and credit derivatives (e.g., credit default swap index (CDX)) exposure detracted modestly.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	8.34%	2.78%)	2.24%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%)	2.42%
Bloomberg US TIPS Index	8.61%	2.20%)	2.26%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 329,007,243
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 1,361,448
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$329,007,243%
Total number of portfolio holdings	$207%
Total investment management fees paid	$1,361,448%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$16%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.7%
Foreign Government Obligations	9.5%
Asset & Commercial Mortgage-Backed Securities	4.4%
Senior Floating Rate Interests	2.5%
Corporate Bonds	1.3%
Convertible Bonds	1.2%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	0.8%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

C000009964 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class Y
Trading Symbol	HIPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US TIPS 1-10 Year Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to developed non-USD sovereign debt was the largest contributor to relative performance.
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) benefited performance, supported by structural supply shortages although the pace of home prices appreciation continued to moderate as of the end of the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance. An allocation to agency mortgage backed securities pass-throughs also had a positive impact.
Top Detractors to Performance
  The Fund’s underweight to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from performance.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
Over the period, the Fund made use of derivatives in pursuit of both risk management and total returns. Derivatives usage included U.S. Treasury and non-U.S. futures to manage duration, credit default swaps and total return swaps to manage sector exposure, currency forwards both to hedge emerging markets currency risk and as part of the developed currency strategy, and CPI swaps and bond forwards to manage inflation sensitivity. Over the period, the impact of derivatives on relative performance was positive overall. The Fund’s exposure to currency forwards benefited performance while currency options was neutral. The use of bond futures to manage duration aided results and credit derivatives (e.g., credit default swap index (CDX)) exposure detracted modestly.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	8.29%	2.79%)	2.26%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%)	2.42%
Bloomberg US TIPS Index	8.61%	2.20%)	2.26%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 329,007,243
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 1,361,448
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$329,007,243%
Total number of portfolio holdings	$207%
Total investment management fees paid	$1,361,448%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$16%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.7%
Foreign Government Obligations	9.5%
Asset & Commercial Mortgage-Backed Securities	4.4%
Senior Floating Rate Interests	2.5%
Corporate Bonds	1.3%
Convertible Bonds	1.2%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	0.8%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

C000185705 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class F
Trading Symbol	HIPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US TIPS 1-10 Year Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to developed non-USD sovereign debt was the largest contributor to relative performance.
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) benefited performance, supported by structural supply shortages although the pace of home prices appreciation continued to moderate as of the end of the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance. An allocation to agency mortgage backed securities pass-throughs also had a positive impact.
Top Detractors to Performance
  The Fund’s underweight to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from performance.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
Over the period, the Fund made use of derivatives in pursuit of both risk management and total returns. Derivatives usage included U.S. Treasury and non-U.S. futures to manage duration, credit default swaps and total return swaps to manage sector exposure, currency forwards both to hedge emerging markets currency risk and as part of the developed currency strategy, and CPI swaps and bond forwards to manage inflation sensitivity. Over the period, the impact of derivatives on relative performance was positive overall. The Fund’s exposure to currency forwards benefited performance while currency options was neutral. The use of bond futures to manage duration aided results and credit derivatives (e.g., credit default swap index (CDX)) exposure detracted modestly.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	8.41%	2.90%)	2.30%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%)	2.42%
Bloomberg US TIPS Index	8.61%	2.20%)	2.26%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 329,007,243
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 1,361,448
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$329,007,243%
Total number of portfolio holdings	$207%
Total investment management fees paid	$1,361,448%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$16%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.7%
Foreign Government Obligations	9.5%
Asset & Commercial Mortgage-Backed Securities	4.4%
Senior Floating Rate Interests	2.5%
Corporate Bonds	1.3%
Convertible Bonds	1.2%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	0.8%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

C000009965 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class A
Trading Symbol	HNCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$146	1.30%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the U.S., Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI ex USA Growth Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Communication Services, Information Technology, and Healthcare sectors.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative returns during the period. An underweight allocation to the Consumer Staples sector and an overweight to the Information Technology sector aided relative returns the most.
  Top individual contributors over the period were out-of-benchmark positions in Spotify (Communication Services) and ARM Holdings (Information Technology), as well as an overweight position in Schneider Electric (Industrials).
Top Detractors to Performance
  Weak security selection within the Consumer Discretionary, Consumer Staples, and Financials sectors detracted from relative performance during the period.
  Overweight allocations to the Consumer Discretionary and Energy sectors detracted from relative returns.
  The largest individual detractors over the period were out-of-benchmark positions in Lululemon Athletica (Consumer Discretionary) and Schlumberger (Energy), as well as an overweight position in Davide Campari-Milano (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	17.08%	3.29%	4.16%
Class A (without 5.50% maximum front-end sales charge)	23.90%	4.46%	4.75%
MSCI ACWI ex USA Growth Index (Net)	25.17%	5.22%	5.46%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 303,352,987
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,481,814
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$303,352,987%
Total number of portfolio holdings (excluding derivatives, if any)	$42%
Total investment management fees paid	$2,481,814%
Portfolio turnover rate	$31%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	11.4%
France	10.2%
Taiwan	9.4%
Netherlands	8.6%
Germany	8.5%
United Kingdom	8.4%
United States	7.3%
Denmark	6.3%
Italy	6.2%
China	5.8%
Other**	16.2%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000009967 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class C
Trading Symbol	HNCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	2.05%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the U.S., Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI ex USA Growth Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Communication Services, Information Technology, and Healthcare sectors.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative returns during the period. An underweight allocation to the Consumer Staples sector and an overweight to the Information Technology sector aided relative returns the most.
  Top individual contributors over the period were out-of-benchmark positions in Spotify (Communication Services) and ARM Holdings (Information Technology), as well as an overweight position in Schneider Electric (Industrials).
Top Detractors to Performance
  Weak security selection within the Consumer Discretionary, Consumer Staples, and Financials sectors detracted from relative performance during the period.
  Overweight allocations to the Consumer Discretionary and Energy sectors detracted from relative returns.
  The largest individual detractors over the period were out-of-benchmark positions in Lululemon Athletica (Consumer Discretionary) and Schlumberger (Energy), as well as an overweight position in Davide Campari-Milano (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	21.96%	3.68%	3.97%
Class C (without 1.00% contingent deferred sales charge)	22.96%	3.68%	3.97%
MSCI ACWI ex USA Growth Index (Net)	25.17%	5.22%	5.46%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 303,352,987
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,481,814
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$303,352,987%
Total number of portfolio holdings (excluding derivatives, if any)	$42%
Total investment management fees paid	$2,481,814%
Portfolio turnover rate	$31%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	11.4%
France	10.2%
Taiwan	9.4%
Netherlands	8.6%
Germany	8.5%
United Kingdom	8.4%
United States	7.3%
Denmark	6.3%
Italy	6.2%
China	5.8%
Other**	16.2%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000035175 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class I
Trading Symbol	HNCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$110	0.98%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the U.S., Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI ex USA Growth Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Communication Services, Information Technology, and Healthcare sectors.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative returns during the period. An underweight allocation to the Consumer Staples sector and an overweight to the Information Technology sector aided relative returns the most.
  Top individual contributors over the period were out-of-benchmark positions in Spotify (Communication Services) and ARM Holdings (Information Technology), as well as an overweight position in Schneider Electric (Industrials).
Top Detractors to Performance
  Weak security selection within the Consumer Discretionary, Consumer Staples, and Financials sectors detracted from relative performance during the period.
  Overweight allocations to the Consumer Discretionary and Energy sectors detracted from relative returns.
  The largest individual detractors over the period were out-of-benchmark positions in Lululemon Athletica (Consumer Discretionary) and Schlumberger (Energy), as well as an overweight position in Davide Campari-Milano (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	24.32%	4.79%	5.08%
MSCI ACWI ex USA Growth Index (Net)	25.17%	5.22%	5.46%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 303,352,987
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,481,814
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$303,352,987%
Total number of portfolio holdings (excluding derivatives, if any)	$42%
Total investment management fees paid	$2,481,814%
Portfolio turnover rate	$31%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	11.4%
France	10.2%
Taiwan	9.4%
Netherlands	8.6%
Germany	8.5%
United Kingdom	8.4%
United States	7.3%
Denmark	6.3%
Italy	6.2%
China	5.8%
Other**	16.2%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000040954 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class R3
Trading Symbol	HNCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$175	1.57%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the U.S., Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI ex USA Growth Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Communication Services, Information Technology, and Healthcare sectors.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative returns during the period. An underweight allocation to the Consumer Staples sector and an overweight to the Information Technology sector aided relative returns the most.
  Top individual contributors over the period were out-of-benchmark positions in Spotify (Communication Services) and ARM Holdings (Information Technology), as well as an overweight position in Schneider Electric (Industrials).
Top Detractors to Performance
  Weak security selection within the Consumer Discretionary, Consumer Staples, and Financials sectors detracted from relative performance during the period.
  Overweight allocations to the Consumer Discretionary and Energy sectors detracted from relative returns.
  The largest individual detractors over the period were out-of-benchmark positions in Lululemon Athletica (Consumer Discretionary) and Schlumberger (Energy), as well as an overweight position in Davide Campari-Milano (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	23.54%	4.18%	4.47%
MSCI ACWI ex USA Growth Index (Net)	25.17%	5.22%	5.46%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 303,352,987
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,481,814
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$303,352,987%
Total number of portfolio holdings (excluding derivatives, if any)	$42%
Total investment management fees paid	$2,481,814%
Portfolio turnover rate	$31%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	11.4%
France	10.2%
Taiwan	9.4%
Netherlands	8.6%
Germany	8.5%
United Kingdom	8.4%
United States	7.3%
Denmark	6.3%
Italy	6.2%
China	5.8%
Other**	16.2%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000040955 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class R4
Trading Symbol	HNCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$142	1.27%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the U.S., Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI ex USA Growth Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Communication Services, Information Technology, and Healthcare sectors.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative returns during the period. An underweight allocation to the Consumer Staples sector and an overweight to the Information Technology sector aided relative returns the most.
  Top individual contributors over the period were out-of-benchmark positions in Spotify (Communication Services) and ARM Holdings (Information Technology), as well as an overweight position in Schneider Electric (Industrials).
Top Detractors to Performance
  Weak security selection within the Consumer Discretionary, Consumer Staples, and Financials sectors detracted from relative performance during the period.
  Overweight allocations to the Consumer Discretionary and Energy sectors detracted from relative returns.
  The largest individual detractors over the period were out-of-benchmark positions in Lululemon Athletica (Consumer Discretionary) and Schlumberger (Energy), as well as an overweight position in Davide Campari-Milano (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	23.86%	4.48%	4.78%
MSCI ACWI ex USA Growth Index (Net)	25.17%	5.22%	5.46%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 303,352,987
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,481,814
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$303,352,987%
Total number of portfolio holdings (excluding derivatives, if any)	$42%
Total investment management fees paid	$2,481,814%
Portfolio turnover rate	$31%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	11.4%
France	10.2%
Taiwan	9.4%
Netherlands	8.6%
Germany	8.5%
United Kingdom	8.4%
United States	7.3%
Denmark	6.3%
Italy	6.2%
China	5.8%
Other**	16.2%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000040956 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class R5
Trading Symbol	HNCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$101	0.90%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the U.S., Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI ex USA Growth Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Communication Services, Information Technology, and Healthcare sectors.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative returns during the period. An underweight allocation to the Consumer Staples sector and an overweight to the Information Technology sector aided relative returns the most.
  Top individual contributors over the period were out-of-benchmark positions in Spotify (Communication Services) and ARM Holdings (Information Technology), as well as an overweight position in Schneider Electric (Industrials).
Top Detractors to Performance
  Weak security selection within the Consumer Discretionary, Consumer Staples, and Financials sectors detracted from relative performance during the period.
  Overweight allocations to the Consumer Discretionary and Energy sectors detracted from relative returns.
  The largest individual detractors over the period were out-of-benchmark positions in Lululemon Athletica (Consumer Discretionary) and Schlumberger (Energy), as well as an overweight position in Davide Campari-Milano (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	24.37%	4.82%	5.11%
MSCI ACWI ex USA Growth Index (Net)	25.17%	5.22%	5.46%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 303,352,987
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,481,814
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$303,352,987%
Total number of portfolio holdings (excluding derivatives, if any)	$42%
Total investment management fees paid	$2,481,814%
Portfolio turnover rate	$31%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	11.4%
France	10.2%
Taiwan	9.4%
Netherlands	8.6%
Germany	8.5%
United Kingdom	8.4%
United States	7.3%
Denmark	6.3%
Italy	6.2%
China	5.8%
Other**	16.2%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000200564 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class R6
Trading Symbol	HNCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$95	0.85%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the U.S., Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI ex USA Growth Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Communication Services, Information Technology, and Healthcare sectors.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative returns during the period. An underweight allocation to the Consumer Staples sector and an overweight to the Information Technology sector aided relative returns the most.
  Top individual contributors over the period were out-of-benchmark positions in Spotify (Communication Services) and ARM Holdings (Information Technology), as well as an overweight position in Schneider Electric (Industrials).
Top Detractors to Performance
  Weak security selection within the Consumer Discretionary, Consumer Staples, and Financials sectors detracted from relative performance during the period.
  Overweight allocations to the Consumer Discretionary and Energy sectors detracted from relative returns.
  The largest individual detractors over the period were out-of-benchmark positions in Lululemon Athletica (Consumer Discretionary) and Schlumberger (Energy), as well as an overweight position in Davide Campari-Milano (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	24.41%	4.93%	5.20%
MSCI ACWI ex USA Growth Index (Net)	25.17%	5.22%	5.46%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 303,352,987
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,481,814
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$303,352,987%
Total number of portfolio holdings (excluding derivatives, if any)	$42%
Total investment management fees paid	$2,481,814%
Portfolio turnover rate	$31%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	11.4%
France	10.2%
Taiwan	9.4%
Netherlands	8.6%
Germany	8.5%
United Kingdom	8.4%
United States	7.3%
Denmark	6.3%
Italy	6.2%
China	5.8%
Other**	16.2%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000009968 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class Y
Trading Symbol	HNCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$107	0.95%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the U.S., Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI ex USA Growth Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Communication Services, Information Technology, and Healthcare sectors.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative returns during the period. An underweight allocation to the Consumer Staples sector and an overweight to the Information Technology sector aided relative returns the most.
  Top individual contributors over the period were out-of-benchmark positions in Spotify (Communication Services) and ARM Holdings (Information Technology), as well as an overweight position in Schneider Electric (Industrials).
Top Detractors to Performance
  Weak security selection within the Consumer Discretionary, Consumer Staples, and Financials sectors detracted from relative performance during the period.
  Overweight allocations to the Consumer Discretionary and Energy sectors detracted from relative returns.
  The largest individual detractors over the period were out-of-benchmark positions in Lululemon Athletica (Consumer Discretionary) and Schlumberger (Energy), as well as an overweight position in Davide Campari-Milano (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	24.38%	4.82%	5.13%
MSCI ACWI ex USA Growth Index (Net)	25.17%	5.22%	5.46%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 303,352,987
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,481,814
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$303,352,987%
Total number of portfolio holdings (excluding derivatives, if any)	$42%
Total investment management fees paid	$2,481,814%
Portfolio turnover rate	$31%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	11.4%
France	10.2%
Taiwan	9.4%
Netherlands	8.6%
Germany	8.5%
United Kingdom	8.4%
United States	7.3%
Denmark	6.3%
Italy	6.2%
China	5.8%
Other**	16.2%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000185707 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class F
Trading Symbol	HNCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$95	0.85%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the U.S., Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI ex USA Growth Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Communication Services, Information Technology, and Healthcare sectors.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative returns during the period. An underweight allocation to the Consumer Staples sector and an overweight to the Information Technology sector aided relative returns the most.
  Top individual contributors over the period were out-of-benchmark positions in Spotify (Communication Services) and ARM Holdings (Information Technology), as well as an overweight position in Schneider Electric (Industrials).
Top Detractors to Performance
  Weak security selection within the Consumer Discretionary, Consumer Staples, and Financials sectors detracted from relative performance during the period.
  Overweight allocations to the Consumer Discretionary and Energy sectors detracted from relative returns.
  The largest individual detractors over the period were out-of-benchmark positions in Lululemon Athletica (Consumer Discretionary) and Schlumberger (Energy), as well as an overweight position in Davide Campari-Milano (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	24.43%	4.93%	5.17%
MSCI ACWI ex USA Growth Index (Net)	25.17%	5.22%	5.46%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 303,352,987
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,481,814
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$303,352,987%
Total number of portfolio holdings (excluding derivatives, if any)	$42%
Total investment management fees paid	$2,481,814%
Portfolio turnover rate	$31%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	11.4%
France	10.2%
Taiwan	9.4%
Netherlands	8.6%
Germany	8.5%
United Kingdom	8.4%
United States	7.3%
Denmark	6.3%
Italy	6.2%
China	5.8%
Other**	16.2%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000009969 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class A
Trading Symbol	IHOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.09%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the investment team’s bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s overweight to the Information Technology sector and underweight allocations to the Consumer Staples and Materials sectors.
  Security selection within the Communication Services, Consumer Discretionary, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Taiwan Semiconductor (Information Technology) and UniCredit S.p.A. (Financials), along with an out-of-benchmark position in Spotify Technology (Communication Services).
Top Detractors to Performance
  An overweight allocation to the Energy sector and an underweight to the Financials sector detracted from relative performance.
  Security selection within the Financials, Information Technology, and Utilities sectors detracted from relative results during the period.
  The largest individual detractors over the period were overweight positions in Reckitt Benckiser (Consumer Staples), RWE (Utilities), and Cenovus Energy (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	16.06%	5.23%	4.39%
Class A (without 5.50% maximum front-end sales charge)	22.82%	6.42%	4.98%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,638,056,251
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 24,171,195
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,638,056,251%
Total number of portfolio holdings (excluding derivatives, if any)	$88%
Total investment management fees paid	$24,171,195%
Portfolio turnover rate	$43%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	15.4%
United Kingdom	11.7%
Germany	11.3%
Canada	8.7%
United States	7.9%
China	6.0%
France	6.0%
Taiwan	4.2%
Netherlands	3.9%
India	3.6%
Other**	19.3%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000009971 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class C
Trading Symbol	HIOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$207	1.87%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the investment team’s bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s overweight to the Information Technology sector and underweight allocations to the Consumer Staples and Materials sectors.
  Security selection within the Communication Services, Consumer Discretionary, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Taiwan Semiconductor (Information Technology) and UniCredit S.p.A. (Financials), along with an out-of-benchmark position in Spotify Technology (Communication Services).
Top Detractors to Performance
  An overweight allocation to the Energy sector and an underweight to the Financials sector detracted from relative performance.
  Security selection within the Financials, Information Technology, and Utilities sectors detracted from relative results during the period.
  The largest individual detractors over the period were overweight positions in Reckitt Benckiser (Consumer Staples), RWE (Utilities), and Cenovus Energy (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	20.89%	5.62%	4.20%
Class C (without 1.00% contingent deferred sales charge)	21.89%	5.62%	4.20%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,638,056,251
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 24,171,195
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,638,056,251%
Total number of portfolio holdings (excluding derivatives, if any)	$88%
Total investment management fees paid	$24,171,195%
Portfolio turnover rate	$43%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	15.4%
United Kingdom	11.7%
Germany	11.3%
Canada	8.7%
United States	7.9%
China	6.0%
France	6.0%
Taiwan	4.2%
Netherlands	3.9%
India	3.6%
Other**	19.3%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000064694 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class I
Trading Symbol	IHOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.78%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the investment team’s bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s overweight to the Information Technology sector and underweight allocations to the Consumer Staples and Materials sectors.
  Security selection within the Communication Services, Consumer Discretionary, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Taiwan Semiconductor (Information Technology) and UniCredit S.p.A. (Financials), along with an out-of-benchmark position in Spotify Technology (Communication Services).
Top Detractors to Performance
  An overweight allocation to the Energy sector and an underweight to the Financials sector detracted from relative performance.
  Security selection within the Financials, Information Technology, and Utilities sectors detracted from relative results during the period.
  The largest individual detractors over the period were overweight positions in Reckitt Benckiser (Consumer Staples), RWE (Utilities), and Cenovus Energy (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	23.27%	6.76%	5.32%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,638,056,251
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 24,171,195
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,638,056,251%
Total number of portfolio holdings (excluding derivatives, if any)	$88%
Total investment management fees paid	$24,171,195%
Portfolio turnover rate	$43%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	15.4%
United Kingdom	11.7%
Germany	11.3%
Canada	8.7%
United States	7.9%
China	6.0%
France	6.0%
Taiwan	4.2%
Netherlands	3.9%
India	3.6%
Other**	19.3%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000040957 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class R3
Trading Symbol	IHORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$157	1.41%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the investment team’s bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s overweight to the Information Technology sector and underweight allocations to the Consumer Staples and Materials sectors.
  Security selection within the Communication Services, Consumer Discretionary, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Taiwan Semiconductor (Information Technology) and UniCredit S.p.A. (Financials), along with an out-of-benchmark position in Spotify Technology (Communication Services).
Top Detractors to Performance
  An overweight allocation to the Energy sector and an underweight to the Financials sector detracted from relative performance.
  Security selection within the Financials, Information Technology, and Utilities sectors detracted from relative results during the period.
  The largest individual detractors over the period were overweight positions in Reckitt Benckiser (Consumer Staples), RWE (Utilities), and Cenovus Energy (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	22.46%	6.08%	4.68%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,638,056,251
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 24,171,195
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,638,056,251%
Total number of portfolio holdings (excluding derivatives, if any)	$88%
Total investment management fees paid	$24,171,195%
Portfolio turnover rate	$43%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	15.4%
United Kingdom	11.7%
Germany	11.3%
Canada	8.7%
United States	7.9%
China	6.0%
France	6.0%
Taiwan	4.2%
Netherlands	3.9%
India	3.6%
Other**	19.3%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000040958 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class R4
Trading Symbol	IHOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$123	1.10%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the investment team’s bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s overweight to the Information Technology sector and underweight allocations to the Consumer Staples and Materials sectors.
  Security selection within the Communication Services, Consumer Discretionary, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Taiwan Semiconductor (Information Technology) and UniCredit S.p.A. (Financials), along with an out-of-benchmark position in Spotify Technology (Communication Services).
Top Detractors to Performance
  An overweight allocation to the Energy sector and an underweight to the Financials sector detracted from relative performance.
  Security selection within the Financials, Information Technology, and Utilities sectors detracted from relative results during the period.
  The largest individual detractors over the period were overweight positions in Reckitt Benckiser (Consumer Staples), RWE (Utilities), and Cenovus Energy (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	22.82%	6.41%	5.00%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,638,056,251
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 24,171,195
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,638,056,251%
Total number of portfolio holdings (excluding derivatives, if any)	$88%
Total investment management fees paid	$24,171,195%
Portfolio turnover rate	$43%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	15.4%
United Kingdom	11.7%
Germany	11.3%
Canada	8.7%
United States	7.9%
China	6.0%
France	6.0%
Taiwan	4.2%
Netherlands	3.9%
India	3.6%
Other**	19.3%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000040959 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class R5
Trading Symbol	IHOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$88	0.79%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the investment team’s bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s overweight to the Information Technology sector and underweight allocations to the Consumer Staples and Materials sectors.
  Security selection within the Communication Services, Consumer Discretionary, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Taiwan Semiconductor (Information Technology) and UniCredit S.p.A. (Financials), along with an out-of-benchmark position in Spotify Technology (Communication Services).
Top Detractors to Performance
  An overweight allocation to the Energy sector and an underweight to the Financials sector detracted from relative performance.
  Security selection within the Financials, Information Technology, and Utilities sectors detracted from relative results during the period.
  The largest individual detractors over the period were overweight positions in Reckitt Benckiser (Consumer Staples), RWE (Utilities), and Cenovus Energy (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	23.19%	6.74%	5.31%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,638,056,251
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 24,171,195
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,638,056,251%
Total number of portfolio holdings (excluding derivatives, if any)	$88%
Total investment management fees paid	$24,171,195%
Portfolio turnover rate	$43%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	15.4%
United Kingdom	11.7%
Germany	11.3%
Canada	8.7%
United States	7.9%
China	6.0%
France	6.0%
Taiwan	4.2%
Netherlands	3.9%
India	3.6%
Other**	19.3%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000148292 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class R6
Trading Symbol	IHOVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$78	0.70%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the investment team’s bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s overweight to the Information Technology sector and underweight allocations to the Consumer Staples and Materials sectors.
  Security selection within the Communication Services, Consumer Discretionary, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Taiwan Semiconductor (Information Technology) and UniCredit S.p.A. (Financials), along with an out-of-benchmark position in Spotify Technology (Communication Services).
Top Detractors to Performance
  An overweight allocation to the Energy sector and an underweight to the Financials sector detracted from relative performance.
  Security selection within the Financials, Information Technology, and Utilities sectors detracted from relative results during the period.
  The largest individual detractors over the period were overweight positions in Reckitt Benckiser (Consumer Staples), RWE (Utilities), and Cenovus Energy (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	23.32%	6.85%	5.42%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

Performance Inception Date	Nov. 07, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,638,056,251
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 24,171,195
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,638,056,251%
Total number of portfolio holdings (excluding derivatives, if any)	$88%
Total investment management fees paid	$24,171,195%
Portfolio turnover rate	$43%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	15.4%
United Kingdom	11.7%
Germany	11.3%
Canada	8.7%
United States	7.9%
China	6.0%
France	6.0%
Taiwan	4.2%
Netherlands	3.9%
India	3.6%
Other**	19.3%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000009972 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class Y
Trading Symbol	HAOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$88	0.79%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the investment team’s bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s overweight to the Information Technology sector and underweight allocations to the Consumer Staples and Materials sectors.
  Security selection within the Communication Services, Consumer Discretionary, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Taiwan Semiconductor (Information Technology) and UniCredit S.p.A. (Financials), along with an out-of-benchmark position in Spotify Technology (Communication Services).
Top Detractors to Performance
  An overweight allocation to the Energy sector and an underweight to the Financials sector detracted from relative performance.
  Security selection within the Financials, Information Technology, and Utilities sectors detracted from relative results during the period.
  The largest individual detractors over the period were overweight positions in Reckitt Benckiser (Consumer Staples), RWE (Utilities), and Cenovus Energy (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	23.20%	6.77%	5.37%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,638,056,251
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 24,171,195
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,638,056,251%
Total number of portfolio holdings (excluding derivatives, if any)	$88%
Total investment management fees paid	$24,171,195%
Portfolio turnover rate	$43%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	15.4%
United Kingdom	11.7%
Germany	11.3%
Canada	8.7%
United States	7.9%
China	6.0%
France	6.0%
Taiwan	4.2%
Netherlands	3.9%
India	3.6%
Other**	19.3%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000185709 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class F
Trading Symbol	IHOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the investment team’s bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s overweight to the Information Technology sector and underweight allocations to the Consumer Staples and Materials sectors.
  Security selection within the Communication Services, Consumer Discretionary, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Taiwan Semiconductor (Information Technology) and UniCredit S.p.A. (Financials), along with an out-of-benchmark position in Spotify Technology (Communication Services).
Top Detractors to Performance
  An overweight allocation to the Energy sector and an underweight to the Financials sector detracted from relative performance.
  Security selection within the Financials, Information Technology, and Utilities sectors detracted from relative results during the period.
  The largest individual detractors over the period were overweight positions in Reckitt Benckiser (Consumer Staples), RWE (Utilities), and Cenovus Energy (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	23.37%	6.86%	5.40%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,638,056,251
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 24,171,195
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,638,056,251%
Total number of portfolio holdings (excluding derivatives, if any)	$88%
Total investment management fees paid	$24,171,195%
Portfolio turnover rate	$43%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	15.4%
United Kingdom	11.7%
Germany	11.3%
Canada	8.7%
United States	7.9%
China	6.0%
France	6.0%
Taiwan	4.2%
Netherlands	3.9%
India	3.6%
Other**	19.3%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000010008 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class A
Trading Symbol	HSDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg 1-3 Year US Government/Credit Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly in the Financials and Industrials sectors, were the main contributors to performance.
  The Fund’s allocation to Securitized sectors, including Asset-Backed Securities (ABS), Mortgage-Backed Securities (MBS), and Commercial Mortgage-Backed Securities (CMBS) contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the Fund's exposure to non-USD denominated securities, which detracted modestly from performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 2.00% maximum front-end sales charge)	6.40%	1.75%)	1.97%
Class A (without 2.00% maximum front-end sales charge)	8.57%	2.16%)	2.18%
Bloomberg 1-3 Year US Government/Credit Index	6.25%	1.51%)	1.56%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,805,383,975
Holdings Count | Holding	728
Advisory Fees Paid, Amount	$ 6,725,211
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,805,383,975%
Total number of portfolio holdings	$728%
Total investment management fees paid	$6,725,211%
Portfolio turnover rate	$48%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	50.5%
Asset & Commercial Mortgage-Backed Securities	26.2%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	7.2%
U.S. Government Agencies^	2.1%
Municipal Bonds	0.1%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective November 1, 2023, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class A of the Fund as follows: 0.09% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]
Effective November 1, 2023, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class A of the Fund as follows: 0.09% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000010010 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class C
Trading Symbol	HSDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$160	1.54%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg 1-3 Year US Government/Credit Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly in the Financials and Industrials sectors, were the main contributors to performance.
  The Fund’s allocation to Securitized sectors, including Asset-Backed Securities (ABS), Mortgage-Backed Securities (MBS), and Commercial Mortgage-Backed Securities (CMBS) contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the Fund's exposure to non-USD denominated securities, which detracted modestly from performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	6.73%	1.40%)	1.41%
Class C (without 1.00% contingent deferred sales charge)	7.73%	1.40%)	1.41%
Bloomberg 1-3 Year US Government/Credit Index	6.25%	1.51%)	1.56%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,805,383,975
Holdings Count | Holding	728
Advisory Fees Paid, Amount	$ 6,725,211
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,805,383,975%
Total number of portfolio holdings	$728%
Total investment management fees paid	$6,725,211%
Portfolio turnover rate	$48%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	50.5%
Asset & Commercial Mortgage-Backed Securities	26.2%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	7.2%
U.S. Government Agencies^	2.1%
Municipal Bonds	0.1%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

C000085295 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class I
Trading Symbol	HSDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg 1-3 Year US Government/Credit Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly in the Financials and Industrials sectors, were the main contributors to performance.
  The Fund’s allocation to Securitized sectors, including Asset-Backed Securities (ABS), Mortgage-Backed Securities (MBS), and Commercial Mortgage-Backed Securities (CMBS) contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the Fund's exposure to non-USD denominated securities, which detracted modestly from performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	8.84%	2.43%)	2.46%
Bloomberg 1-3 Year US Government/Credit Index	6.25%	1.51%)	1.56%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,805,383,975
Holdings Count | Holding	728
Advisory Fees Paid, Amount	$ 6,725,211
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,805,383,975%
Total number of portfolio holdings	$728%
Total investment management fees paid	$6,725,211%
Portfolio turnover rate	$48%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	50.5%
Asset & Commercial Mortgage-Backed Securities	26.2%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	7.2%
U.S. Government Agencies^	2.1%
Municipal Bonds	0.1%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.068% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.068% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.

C000105490 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class R3
Trading Symbol	HSDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg 1-3 Year US Government/Credit Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s allocation and security selection within Investment Grade Credit, particularly in the Financials and Industrials sectors, were the main contributors to performance.
The Fund’s allocation to Securitized sectors, including Asset-Backed Securities (ABS), Mortgage-Backed Securities (MBS), and Commercial Mortgage-Backed Securities (CMBS) contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the Fund's exposure to non-USD denominated securities, which detracted modestly from performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	8.32%	1.95%)	1.94%
Bloomberg 1-3 Year US Government/Credit Index	6.25%	1.51%)	1.56%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,805,383,975
Holdings Count | Holding	728
Advisory Fees Paid, Amount	$ 6,725,211
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,805,383,975%
Total number of portfolio holdings	$728%
Total investment management fees paid	$6,725,211%
Portfolio turnover rate	$48%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	50.5%
Asset & Commercial Mortgage-Backed Securities	26.2%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	7.2%
U.S. Government Agencies^	2.1%
Municipal Bonds	0.1%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

C000105491 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class R4
Trading Symbol	HSDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg 1-3 Year US Government/Credit Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly in the Financials and Industrials sectors, were the main contributors to performance.
  The Fund’s allocation to Securitized sectors, including Asset-Backed Securities (ABS), Mortgage-Backed Securities (MBS), and Commercial Mortgage-Backed Securities (CMBS) contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the Fund's exposure to non-USD denominated securities, which detracted modestly from performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	8.71%	2.22%)	2.21%
Bloomberg 1-3 Year US Government/Credit Index	6.25%	1.51%)	1.56%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,805,383,975
Holdings Count | Holding	728
Advisory Fees Paid, Amount	$ 6,725,211
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,805,383,975%
Total number of portfolio holdings	$728%
Total investment management fees paid	$6,725,211%
Portfolio turnover rate	$48%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	50.5%
Asset & Commercial Mortgage-Backed Securities	26.2%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	7.2%
U.S. Government Agencies^	2.1%
Municipal Bonds	0.1%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

C000105492 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class R5
Trading Symbol	HSDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg 1-3 Year US Government/Credit Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly in the Financials and Industrials sectors, were the main contributors to performance.
  The Fund’s allocation to Securitized sectors, including Asset-Backed Securities (ABS), Mortgage-Backed Securities (MBS), and Commercial Mortgage-Backed Securities (CMBS) contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the Fund's exposure to non-USD denominated securities, which detracted modestly from performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	8.73%	2.40%)	2.45%
Bloomberg 1-3 Year US Government/Credit Index	6.25%	1.51%)	1.56%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,805,383,975
Holdings Count | Holding	728
Advisory Fees Paid, Amount	$ 6,725,211
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,805,383,975%
Total number of portfolio holdings	$728%
Total investment management fees paid	$6,725,211%
Portfolio turnover rate	$48%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	50.5%
Asset & Commercial Mortgage-Backed Securities	26.2%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	7.2%
U.S. Government Agencies^	2.1%
Municipal Bonds	0.1%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

C000211747 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class R6
Trading Symbol	HSDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg 1-3 Year US Government/Credit Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly in the Financials and Industrials sectors, were the main contributors to performance.
  The Fund’s allocation to Securitized sectors, including Asset-Backed Securities (ABS), Mortgage-Backed Securities (MBS), and Commercial Mortgage-Backed Securities (CMBS) contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the Fund's exposure to non-USD denominated securities, which detracted modestly from performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	8.89%	2.52%)	2.54%
Bloomberg 1-3 Year US Government/Credit Index	6.25%	1.51%)	1.56%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

Performance Inception Date	Feb. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,805,383,975
Holdings Count | Holding	728
Advisory Fees Paid, Amount	$ 6,725,211
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,805,383,975%
Total number of portfolio holdings	$728%
Total investment management fees paid	$6,725,211%
Portfolio turnover rate	$48%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	50.5%
Asset & Commercial Mortgage-Backed Securities	26.2%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	7.2%
U.S. Government Agencies^	2.1%
Municipal Bonds	0.1%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

C000010011 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class Y
Trading Symbol	HSDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg 1-3 Year US Government/Credit Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly in the Financials and Industrials sectors, were the main contributors to performance.
  The Fund’s allocation to Securitized sectors, including Asset-Backed Securities (ABS), Mortgage-Backed Securities (MBS), and Commercial Mortgage-Backed Securities (CMBS) contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the Fund's exposure to non-USD denominated securities, which detracted modestly from performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	8.84%	2.43%)	2.48%
Bloomberg 1-3 Year US Government/Credit Index	6.25%	1.51%)	1.56%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,805,383,975
Holdings Count | Holding	728
Advisory Fees Paid, Amount	$ 6,725,211
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,805,383,975%
Total number of portfolio holdings	$728%
Total investment management fees paid	$6,725,211%
Portfolio turnover rate	$48%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	50.5%
Asset & Commercial Mortgage-Backed Securities	26.2%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	7.2%
U.S. Government Agencies^	2.1%
Municipal Bonds	0.1%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

C000185721 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class F
Trading Symbol	HSDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg 1-3 Year US Government/Credit Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly in the Financials and Industrials sectors, were the main contributors to performance.
  The Fund’s allocation to Securitized sectors, including Asset-Backed Securities (ABS), Mortgage-Backed Securities (MBS), and Commercial Mortgage-Backed Securities (CMBS) contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the Fund's exposure to non-USD denominated securities, which detracted modestly from performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	8.88%	2.53%)	2.53%
Bloomberg 1-3 Year US Government/Credit Index	6.25%	1.51%)	1.56%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,805,383,975
Holdings Count | Holding	728
Advisory Fees Paid, Amount	$ 6,725,211
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,805,383,975%
Total number of portfolio holdings	$728%
Total investment management fees paid	$6,725,211%
Portfolio turnover rate	$48%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	50.5%
Asset & Commercial Mortgage-Backed Securities	26.2%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	7.2%
U.S. Government Agencies^	2.1%
Municipal Bonds	0.1%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

C000010042 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class A
Trading Symbol	ITBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on results. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance, as housing supply shortages continued to act as a tailwind. An overweight to agency mortgage backed securities (MBS) pass-throughs also had a positive impact. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance as consumer fundamentals remained broadly supportive, although deteriorating for the lower income cohort.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by industrials. Security selection within investment credit also benefited performance.
  The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions; overall duration and yield curve positioning was the top positive contributor to relative results.
  Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. High yield CDX positions helped results, while emerging market CDX and investment grade CDX had a neutral impact.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  An overall underweight in investment grade corporates (industrials) detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	6.91%	(0.73)%	1.22%
Class A (without 4.50% maximum front-end sales charge)	11.95%	0.18%)	1.69%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,114,069,899
Holdings Count | Holding	1,741
Advisory Fees Paid, Amount	$ 9,537,539
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$4,114,069,899%
Total number of portfolio holdings	$1,741%
Total investment management fees paid	$9,537,539%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$47%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	39.9%
U.S. Government Securities	25.5%
Corporate Bonds	23.8%
Asset & Commercial Mortgage-Backed Securities	17.5%
Foreign Government Obligations	2.7%
Municipal Bonds	0.8%
Common Stocks	0.0%†
Preferred Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	1.0%
Other Assets & Liabilities	(11.2)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000010044 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class C
Trading Symbol	HABCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$164	1.55%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on results. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance, as housing supply shortages continued to act as a tailwind. An overweight to agency mortgage backed securities (MBS) pass-throughs also had a positive impact. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance as consumer fundamentals remained broadly supportive, although deteriorating for the lower income cohort.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by industrials. Security selection within investment credit also benefited performance.
  The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions; overall duration and yield curve positioning was the top positive contributor to relative results.
  Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. High yield CDX positions helped results, while emerging market CDX and investment grade CDX had a neutral impact.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  An overall underweight in investment grade corporates (industrials) detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	10.01%	(0.61)%	0.91%
Class C (without 1.00% contingent deferred sales charge)	11.01%	(0.61)%	0.91%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,114,069,899
Holdings Count | Holding	1,741
Advisory Fees Paid, Amount	$ 9,537,539
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$4,114,069,899%
Total number of portfolio holdings	$1,741%
Total investment management fees paid	$9,537,539%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$47%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	39.9%
U.S. Government Securities	25.5%
Corporate Bonds	23.8%
Asset & Commercial Mortgage-Backed Securities	17.5%
Foreign Government Obligations	2.7%
Municipal Bonds	0.8%
Common Stocks	0.0%†
Preferred Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	1.0%
Other Assets & Liabilities	(11.2)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000035179 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class I
Trading Symbol	ITBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on results. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance, as housing supply shortages continued to act as a tailwind. An overweight to agency mortgage backed securities (MBS) pass-throughs also had a positive impact. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance as consumer fundamentals remained broadly supportive, although deteriorating for the lower income cohort.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by industrials. Security selection within investment credit also benefited performance.
  The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions; overall duration and yield curve positioning was the top positive contributor to relative results.
  Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. High yield CDX positions helped results, while emerging market CDX and investment grade CDX had a neutral impact.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  An overall underweight in investment grade corporates (industrials) detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	12.32%	0.49%)	1.98%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,114,069,899
Holdings Count | Holding	1,741
Advisory Fees Paid, Amount	$ 9,537,539
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$4,114,069,899%
Total number of portfolio holdings	$1,741%
Total investment management fees paid	$9,537,539%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$47%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	39.9%
U.S. Government Securities	25.5%
Corporate Bonds	23.8%
Asset & Commercial Mortgage-Backed Securities	17.5%
Foreign Government Obligations	2.7%
Municipal Bonds	0.8%
Common Stocks	0.0%†
Preferred Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	1.0%
Other Assets & Liabilities	(11.2)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.064% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.064% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.

C000040987 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class R3
Trading Symbol	ITBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$110	1.04%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on results. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance, as housing supply shortages continued to act as a tailwind. An overweight to agency mortgage backed securities (MBS) pass-throughs also had a positive impact. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance as consumer fundamentals remained broadly supportive, although deteriorating for the lower income cohort.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by industrials. Security selection within investment credit also benefited performance.
  The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions; overall duration and yield curve positioning was the top positive contributor to relative results.
  Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. High yield CDX positions helped results, while emerging market CDX and investment grade CDX had a neutral impact.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  An overall underweight in investment grade corporates (industrials) detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	11.57%	(0.16)%	1.36%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,114,069,899
Holdings Count | Holding	1,741
Advisory Fees Paid, Amount	$ 9,537,539
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$4,114,069,899%
Total number of portfolio holdings	$1,741%
Total investment management fees paid	$9,537,539%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$47%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	39.9%
U.S. Government Securities	25.5%
Corporate Bonds	23.8%
Asset & Commercial Mortgage-Backed Securities	17.5%
Foreign Government Obligations	2.7%
Municipal Bonds	0.8%
Common Stocks	0.0%†
Preferred Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	1.0%
Other Assets & Liabilities	(11.2)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000040988 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class R4
Trading Symbol	ITBUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s allocation to Structured Finance sectors had a positive impact on results. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance, as housing supply shortages continued to act as a tailwind. An overweight to agency mortgage backed securities (MBS) pass-throughs also had a positive impact. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance as consumer fundamentals remained broadly supportive, although deteriorating for the lower income cohort.
Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by industrials. Security selection within investment credit also benefited performance.
The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions; overall duration and yield curve positioning was the top positive contributor to relative results.
Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. High yield CDX positions helped results, while emerging market CDX and investment grade CDX had a neutral impact.
Top Detractors to Performance
The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
An overall underweight in investment grade corporates (industrials) detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	12.03%	0.19%)	1.69%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,114,069,899
Holdings Count | Holding	1,741
Advisory Fees Paid, Amount	$ 9,537,539
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$4,114,069,899%
Total number of portfolio holdings	$1,741%
Total investment management fees paid	$9,537,539%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$47%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	39.9%
U.S. Government Securities	25.5%
Corporate Bonds	23.8%
Asset & Commercial Mortgage-Backed Securities	17.5%
Foreign Government Obligations	2.7%
Municipal Bonds	0.8%
Common Stocks	0.0%†
Preferred Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	1.0%
Other Assets & Liabilities	(11.2)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000040989 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class R5
Trading Symbol	ITBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on results. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance, as housing supply shortages continued to act as a tailwind. An overweight to agency mortgage backed securities (MBS) pass-throughs also had a positive impact. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance as consumer fundamentals remained broadly supportive, although deteriorating for the lower income cohort.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by industrials. Security selection within investment credit also benefited performance.
  The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions; overall duration and yield curve positioning was the top positive contributor to relative results.
  Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. High yield CDX positions helped results, while emerging market CDX and investment grade CDX had a neutral impact.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  An overall underweight in investment grade corporates (industrials) detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	12.27%	0.44%)	1.99%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,114,069,899
Holdings Count | Holding	1,741
Advisory Fees Paid, Amount	$ 9,537,539
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$4,114,069,899%
Total number of portfolio holdings	$1,741%
Total investment management fees paid	$9,537,539%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$47%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	39.9%
U.S. Government Securities	25.5%
Corporate Bonds	23.8%
Asset & Commercial Mortgage-Backed Securities	17.5%
Foreign Government Obligations	2.7%
Municipal Bonds	0.8%
Common Stocks	0.0%†
Preferred Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	1.0%
Other Assets & Liabilities	(11.2)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000148296 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class R6
Trading Symbol	ITBVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on results. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance, as housing supply shortages continued to act as a tailwind. An overweight to agency mortgage backed securities (MBS) pass-throughs also had a positive impact. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance as consumer fundamentals remained broadly supportive, although deteriorating for the lower income cohort.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by industrials. Security selection within investment credit also benefited performance.
  The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions; overall duration and yield curve positioning was the top positive contributor to relative results.
  Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. High yield CDX positions helped results, while emerging market CDX and investment grade CDX had a neutral impact.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  An overall underweight in investment grade corporates (industrials) detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	12.38%	0.56%)	2.07%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

Performance Inception Date	Nov. 07, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,114,069,899
Holdings Count | Holding	1,741
Advisory Fees Paid, Amount	$ 9,537,539
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$4,114,069,899%
Total number of portfolio holdings	$1,741%
Total investment management fees paid	$9,537,539%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$47%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	39.9%
U.S. Government Securities	25.5%
Corporate Bonds	23.8%
Asset & Commercial Mortgage-Backed Securities	17.5%
Foreign Government Obligations	2.7%
Municipal Bonds	0.8%
Common Stocks	0.0%†
Preferred Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	1.0%
Other Assets & Liabilities	(11.2)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000010045 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class Y
Trading Symbol	HABYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on results. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance, as housing supply shortages continued to act as a tailwind. An overweight to agency mortgage backed securities (MBS) pass-throughs also had a positive impact. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance as consumer fundamentals remained broadly supportive, although deteriorating for the lower income cohort.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by industrials. Security selection within investment credit also benefited performance.
  The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions; overall duration and yield curve positioning was the top positive contributor to relative results.
  Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. High yield CDX positions helped results, while emerging market CDX and investment grade CDX had a neutral impact.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  An overall underweight in investment grade corporates (industrials) detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	12.31%	0.50%)	2.05%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,114,069,899
Holdings Count | Holding	1,741
Advisory Fees Paid, Amount	$ 9,537,539
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$4,114,069,899%
Total number of portfolio holdings	$1,741%
Total investment management fees paid	$9,537,539%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$47%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	39.9%
U.S. Government Securities	25.5%
Corporate Bonds	23.8%
Asset & Commercial Mortgage-Backed Securities	17.5%
Foreign Government Obligations	2.7%
Municipal Bonds	0.8%
Common Stocks	0.0%†
Preferred Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	1.0%
Other Assets & Liabilities	(11.2)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000185727 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class F
Trading Symbol	ITBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on results. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance, as housing supply shortages continued to act as a tailwind. An overweight to agency mortgage backed securities (MBS) pass-throughs also had a positive impact. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance as consumer fundamentals remained broadly supportive, although deteriorating for the lower income cohort.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by industrials. Security selection within investment credit also benefited performance.
  The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions; overall duration and yield curve positioning was the top positive contributor to relative results.
  Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. High yield CDX positions helped results, while emerging market CDX and investment grade CDX had a neutral impact.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  An overall underweight in investment grade corporates (industrials) detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	12.38%	0.56%)	2.06%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,114,069,899
Holdings Count | Holding	1,741
Advisory Fees Paid, Amount	$ 9,537,539
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$4,114,069,899%
Total number of portfolio holdings	$1,741%
Total investment management fees paid	$9,537,539%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$47%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	39.9%
U.S. Government Securities	25.5%
Corporate Bonds	23.8%
Asset & Commercial Mortgage-Backed Securities	17.5%
Foreign Government Obligations	2.7%
Municipal Bonds	0.8%
Common Stocks	0.0%†
Preferred Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	1.0%
Other Assets & Liabilities	(11.2)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000048995 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	HHMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-exempt municipal bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated a positive total return during the trailing twelve-month period ended October 31, 2024. This index outperformed duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated general obligation municipal bonds (GOs) decreased during the twelve-month period ended October 31, 2024, as did the yield on 10-year Treasuries. Fund performance described below is relative to the Fund’s performance index, the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within high-yield revenue bonds and investment-grade revenue bonds were the primary contributor to relative performance.
  Security selection within investment grade health care, utilities, special tax, port, airport and marina, were also additive.
  The Fund’s overweight duration positioning also contributed to relative results as the municipal bond curve rallied over the period.
Top Detractors to Performance
  The primary detractor from the Fund’s relative performance was the Fund’s allocation to high yield revenue bonds as the sector underperformed duration equivalent treasuries.
  Underweights to investment-grade GO bonds, both state and local, also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	4.97%	0.08%	1.75%
Class A (without 4.50% maximum front-end sales charge)	9.91%	1.01%	2.22%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	7.53%	1.14%	2.06%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,939,608,436
Holdings Count | Holding	800
Advisory Fees Paid, Amount	$ 5,675,203
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,939,608,436%
Total number of portfolio holdings (excluding derivatives, if any)	$800%
Total investment management fees paid	$5,675,203%
Portfolio turnover rate	$45%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	27.8%
Airport	9.0%
School District	8.8%
Utilities/Power/Water	8.6%
General Obligation	7.0%
Transportation	6.8%
Housing/Single Family Housing/Multifamily Housing	6.7%
Medical	5.7%
Education/Higher Education	4.7%
Development	4.1%
Nursing Homes	3.7%
Tobacco	1.7%
Student Loan	0.7%
Facilities	0.2%
Bond Bank	0.1%
Other*	0.1%
Short-Term Investments	1.1%
Other Assets & Liabilities	3.2%
Total	100.0%
*	Other includes securities that are not municipal bonds, such as Commercial Mortgage-Backed Securities.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund reduced the limit in which it may invest in non-investment grade municipal securities from 35% of the Fund’s net assets to 20% of the Fund’s net assets.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]	Effective March 1, 2024, the Fund reduced the limit in which it may invest in non-investment grade municipal securities from 35% of the Fund’s net assets to 20% of the Fund’s net assets.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000048997 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	HHMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.43%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-exempt municipal bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated a positive total return during the trailing twelve-month period ended October 31, 2024. This index outperformed duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated general obligation municipal bonds (GOs) decreased during the twelve-month period ended October 31, 2024, as did the yield on 10-year Treasuries. Fund performance described below is relative to the Fund’s performance index, the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within high-yield revenue bonds and investment-grade revenue bonds were the primary contributor to relative performance.
  Security selection within investment grade health care, utilities, special tax, port, airport and marina, were also additive.
  The Fund’s overweight duration positioning also contributed to relative results as the municipal bond curve rallied over the period.
Top Detractors to Performance
  The primary detractor from the Fund’s relative performance was the Fund’s allocation to high yield revenue bonds as the sector underperformed duration equivalent treasuries.
  Underweights to investment-grade GO bonds, both state and local, also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	8.06%	0.24%	1.44%
Class C (without 1.00% contingent deferred sales charge)	9.06%	0.24%	1.44%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	7.53%	1.14%	2.06%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,939,608,436
Holdings Count | Holding	800
Advisory Fees Paid, Amount	$ 5,675,203
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,939,608,436%
Total number of portfolio holdings (excluding derivatives, if any)	$800%
Total investment management fees paid	$5,675,203%
Portfolio turnover rate	$45%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	27.8%
Airport	9.0%
School District	8.8%
Utilities/Power/Water	8.6%
General Obligation	7.0%
Transportation	6.8%
Housing/Single Family Housing/Multifamily Housing	6.7%
Medical	5.7%
Education/Higher Education	4.7%
Development	4.1%
Nursing Homes	3.7%
Tobacco	1.7%
Student Loan	0.7%
Facilities	0.2%
Bond Bank	0.1%
Other*	0.1%
Short-Term Investments	1.1%
Other Assets & Liabilities	3.2%
Total	100.0%
*	Other includes securities that are not municipal bonds, such as Commercial Mortgage-Backed Securities.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund reduced the limit in which it may invest in non-investment grade municipal securities from 35% of the Fund’s net assets to 20% of the Fund’s net assets.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]	Effective March 1, 2024, the Fund reduced the limit in which it may invest in non-investment grade municipal securities from 35% of the Fund’s net assets to 20% of the Fund’s net assets.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000048998 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Municipal Opportunities Fund
Class Name	Class I
Trading Symbol	HHMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-exempt municipal bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated a positive total return during the trailing twelve-month period ended October 31, 2024. This index outperformed duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated general obligation municipal bonds (GOs) decreased during the twelve-month period ended October 31, 2024, as did the yield on 10-year Treasuries. Fund performance described below is relative to the Fund’s performance index, the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within high-yield revenue bonds and investment-grade revenue bonds were the primary contributor to relative performance.
  Security selection within investment grade health care, utilities, special tax, port, airport and marina, were also additive.
  The Fund’s overweight duration positioning also contributed to relative results as the municipal bond curve rallied over the period.
Top Detractors to Performance
  The primary detractor from the Fund’s relative performance was the Fund’s allocation to high yield revenue bonds as the sector underperformed duration equivalent treasuries.
  Underweights to investment-grade GO bonds, both state and local, also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	10.14%	1.23%	2.45%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	7.53%	1.14%	2.06%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,939,608,436
Holdings Count | Holding	800
Advisory Fees Paid, Amount	$ 5,675,203
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,939,608,436%
Total number of portfolio holdings (excluding derivatives, if any)	$800%
Total investment management fees paid	$5,675,203%
Portfolio turnover rate	$45%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	27.8%
Airport	9.0%
School District	8.8%
Utilities/Power/Water	8.6%
General Obligation	7.0%
Transportation	6.8%
Housing/Single Family Housing/Multifamily Housing	6.7%
Medical	5.7%
Education/Higher Education	4.7%
Development	4.1%
Nursing Homes	3.7%
Tobacco	1.7%
Student Loan	0.7%
Facilities	0.2%
Bond Bank	0.1%
Other*	0.1%
Short-Term Investments	1.1%
Other Assets & Liabilities	3.2%
Total	100.0%
*	Other includes securities that are not municipal bonds, such as Commercial Mortgage-Backed Securities.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund reduced the limit in which it may invest in non-investment grade municipal securities from 35% of the Fund’s net assets to 20% of the Fund’s net assets.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]	Effective March 1, 2024, the Fund reduced the limit in which it may invest in non-investment grade municipal securities from 35% of the Fund’s net assets to 20% of the Fund’s net assets.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000200566 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Municipal Opportunities Fund
Class Name	Class Y
Trading Symbol	HHMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-exempt municipal bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated a positive total return during the trailing twelve-month period ended October 31, 2024. This index outperformed duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated general obligation municipal bonds (GOs) decreased during the twelve-month period ended October 31, 2024, as did the yield on 10-year Treasuries. Fund performance described below is relative to the Fund’s performance index, the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within high-yield revenue bonds and investment-grade revenue bonds were the primary contributor to relative performance.
  Security selection within investment grade health care, utilities, special tax, port, airport and marina, were also additive.
  The Fund’s overweight duration positioning also contributed to relative results as the municipal bond curve rallied over the period.
Top Detractors to Performance
  The primary detractor from the Fund’s relative performance was the Fund’s allocation to high yield revenue bonds as the sector underperformed duration equivalent treasuries.
  Underweights to investment-grade GO bonds, both state and local, also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	10.15%	1.23%	2.45%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	7.53%	1.14%	2.06%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

Performance Inception Date	May 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,939,608,436
Holdings Count | Holding	800
Advisory Fees Paid, Amount	$ 5,675,203
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,939,608,436%
Total number of portfolio holdings (excluding derivatives, if any)	$800%
Total investment management fees paid	$5,675,203%
Portfolio turnover rate	$45%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	27.8%
Airport	9.0%
School District	8.8%
Utilities/Power/Water	8.6%
General Obligation	7.0%
Transportation	6.8%
Housing/Single Family Housing/Multifamily Housing	6.7%
Medical	5.7%
Education/Higher Education	4.7%
Development	4.1%
Nursing Homes	3.7%
Tobacco	1.7%
Student Loan	0.7%
Facilities	0.2%
Bond Bank	0.1%
Other*	0.1%
Short-Term Investments	1.1%
Other Assets & Liabilities	3.2%
Total	100.0%
*	Other includes securities that are not municipal bonds, such as Commercial Mortgage-Backed Securities.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund reduced the limit in which it may invest in non-investment grade municipal securities from 35% of the Fund’s net assets to 20% of the Fund’s net assets.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]	Effective March 1, 2024, the Fund reduced the limit in which it may invest in non-investment grade municipal securities from 35% of the Fund’s net assets to 20% of the Fund’s net assets.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185741 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Municipal Opportunities Fund
Class Name	Class F
Trading Symbol	HHMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-exempt municipal bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated a positive total return during the trailing twelve-month period ended October 31, 2024. This index outperformed duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated general obligation municipal bonds (GOs) decreased during the twelve-month period ended October 31, 2024, as did the yield on 10-year Treasuries. Fund performance described below is relative to the Fund’s performance index, the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within high-yield revenue bonds and investment-grade revenue bonds were the primary contributor to relative performance.
  Security selection within investment grade health care, utilities, special tax, port, airport and marina, were also additive.
  The Fund’s overweight duration positioning also contributed to relative results as the municipal bond curve rallied over the period.
Top Detractors to Performance
  The primary detractor from the Fund’s relative performance was the Fund’s allocation to high yield revenue bonds as the sector underperformed duration equivalent treasuries.
  Underweights to investment-grade GO bonds, both state and local, also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	10.30%	1.33%	2.51%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	7.53%	1.14%	2.06%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,939,608,436
Holdings Count | Holding	800
Advisory Fees Paid, Amount	$ 5,675,203
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,939,608,436%
Total number of portfolio holdings (excluding derivatives, if any)	$800%
Total investment management fees paid	$5,675,203%
Portfolio turnover rate	$45%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	27.8%
Airport	9.0%
School District	8.8%
Utilities/Power/Water	8.6%
General Obligation	7.0%
Transportation	6.8%
Housing/Single Family Housing/Multifamily Housing	6.7%
Medical	5.7%
Education/Higher Education	4.7%
Development	4.1%
Nursing Homes	3.7%
Tobacco	1.7%
Student Loan	0.7%
Facilities	0.2%
Bond Bank	0.1%
Other*	0.1%
Short-Term Investments	1.1%
Other Assets & Liabilities	3.2%
Total	100.0%
*	Other includes securities that are not municipal bonds, such as Commercial Mortgage-Backed Securities.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund reduced the limit in which it may invest in non-investment grade municipal securities from 35% of the Fund’s net assets to 20% of the Fund’s net assets.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]	Effective March 1, 2024, the Fund reduced the limit in which it may invest in non-investment grade municipal securities from 35% of the Fund’s net assets to 20% of the Fund’s net assets.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000049001 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class A
Trading Symbol	HSNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.91%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s out-of-benchmark allocation to High Yield Credit was the top positive contributor to relative performance, led by allocations High Yield Credit in the Industrials and Financials sectors. An allocation to Bank Loans in the Industrials sector, and an allocation to select convertible bonds also aided results.
The Fund’s allocation to structured finance had a positive impact on results. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance.
The Fund’s exposure Emerging Markets (EM) debt, both EM Corporate and to a lesser extent select EM Sovereign Debt, contributed positively to performance.
During the period, the Fund used credit default swaps to help implement the overall investment strategy, which in the aggregate contributed positively to relative results.
Top Detractors to Performance
The Fund’s underweight positioning within Investment Grade Credit detracted from relative performance.
An underweight to agency Mortgage-Backed Securities passthroughs also detracted from performance.
The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
During the period, the Fund also used interest rate swaps, currency forwards and futures to help implement the overall investment strategy, which in the aggregate detracted from relative results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	11.39%	2.13%)	3.08%
Class A (without 4.50% maximum front-end sales charge)	16.64%	3.08%)	3.55%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,922,706,123
Holdings Count | Holding	1,188
Advisory Fees Paid, Amount	$ 12,192,345
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,922,706,123%
Total number of portfolio holdings	$1,188%
Total investment management fees paid	$12,192,345%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$69%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	31.0%
Asset & Commercial Mortgage-Backed Securities	22.6%
U.S. Government Securities	14.9%
Senior Floating Rate Interests	13.2%
U.S. Government Agencies^	6.6%
Convertible Bonds	6.2%
Foreign Government Obligations	5.4%
Preferred Stocks	0.6%
Exchange-Traded Funds	0.3%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	1.6%
Other Assets & Liabilities	(2.6)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000048999 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class C
Trading Symbol	HSNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$176	1.63%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s out-of-benchmark allocation to High Yield Credit was the top positive contributor to relative performance, led by allocations High Yield Credit in the Industrials and Financials sectors. An allocation to Bank Loans in the Industrials sector, and an allocation to select convertible bonds also aided results.
The Fund’s allocation to structured finance had a positive impact on results. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance.
The Fund’s exposure Emerging Markets (EM) debt, both EM Corporate and to a lesser extent select EM Sovereign Debt, contributed positively to performance.
During the period, the Fund used credit default swaps to help implement the overall investment strategy, which in the aggregate contributed positively to relative results.
Top Detractors to Performance
The Fund’s underweight positioning within Investment Grade Credit detracted from relative performance.
An underweight to agency Mortgage-Backed Securities passthroughs also detracted from performance.
The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
During the period, the Fund also used interest rate swaps, currency forwards and futures to help implement the overall investment strategy, which in the aggregate detracted from relative results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	14.82%	2.34%)	2.79%
Class C (without 1.00% contingent deferred sales charge)	15.82%	2.34%)	2.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,922,706,123
Holdings Count | Holding	1,188
Advisory Fees Paid, Amount	$ 12,192,345
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,922,706,123%
Total number of portfolio holdings	$1,188%
Total investment management fees paid	$12,192,345%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$69%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	31.0%
Asset & Commercial Mortgage-Backed Securities	22.6%
U.S. Government Securities	14.9%
Senior Floating Rate Interests	13.2%
U.S. Government Agencies^	6.6%
Convertible Bonds	6.2%
Foreign Government Obligations	5.4%
Preferred Stocks	0.6%
Exchange-Traded Funds	0.3%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	1.6%
Other Assets & Liabilities	(2.6)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000049000 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class I
Trading Symbol	HSNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	0.63%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s out-of-benchmark allocation to High Yield Credit was the top positive contributor to relative performance, led by allocations High Yield Credit in the Industrials and Financials sectors. An allocation to Bank Loans in the Industrials sector, and an allocation to select convertible bonds also aided results.
The Fund’s allocation to structured finance had a positive impact on results. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance.
The Fund’s exposure Emerging Markets (EM) debt, both EM Corporate and to a lesser extent select EM Sovereign Debt, contributed positively to performance.
During the period, the Fund used credit default swaps to help implement the overall investment strategy, which in the aggregate contributed positively to relative results.
Top Detractors to Performance
The Fund’s underweight positioning within Investment Grade Credit detracted from relative performance.
An underweight to agency Mortgage-Backed Securities passthroughs also detracted from performance.
The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
During the period, the Fund also used interest rate swaps, currency forwards and futures to help implement the overall investment strategy, which in the aggregate detracted from relative results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	16.96%	3.36%)	3.83%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,922,706,123
Holdings Count | Holding	1,188
Advisory Fees Paid, Amount	$ 12,192,345
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,922,706,123%
Total number of portfolio holdings	$1,188%
Total investment management fees paid	$12,192,345%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$69%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	31.0%
Asset & Commercial Mortgage-Backed Securities	22.6%
U.S. Government Securities	14.9%
Senior Floating Rate Interests	13.2%
U.S. Government Agencies^	6.6%
Convertible Bonds	6.2%
Foreign Government Obligations	5.4%
Preferred Stocks	0.6%
Exchange-Traded Funds	0.3%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	1.6%
Other Assets & Liabilities	(2.6)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.094% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.094% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.

C000105493 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class R3
Trading Symbol	HSNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$135	1.25%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s out-of-benchmark allocation to High Yield Credit was the top positive contributor to relative performance, led by allocations High Yield Credit in the Industrials and Financials sectors. An allocation to Bank Loans in the Industrials sector, and an allocation to select convertible bonds also aided results.
The Fund’s allocation to structured finance had a positive impact on results. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance.
The Fund’s exposure Emerging Markets (EM) debt, both EM Corporate and to a lesser extent select EM Sovereign Debt, contributed positively to performance.
During the period, the Fund used credit default swaps to help implement the overall investment strategy, which in the aggregate contributed positively to relative results.
Top Detractors to Performance
The Fund’s underweight positioning within Investment Grade Credit detracted from relative performance.
An underweight to agency Mortgage-Backed Securities passthroughs also detracted from performance.
The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
During the period, the Fund also used interest rate swaps, currency forwards and futures to help implement the overall investment strategy, which in the aggregate detracted from relative results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	16.21%	2.71%)	3.21%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,922,706,123
Holdings Count | Holding	1,188
Advisory Fees Paid, Amount	$ 12,192,345
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,922,706,123%
Total number of portfolio holdings	$1,188%
Total investment management fees paid	$12,192,345%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$69%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	31.0%
Asset & Commercial Mortgage-Backed Securities	22.6%
U.S. Government Securities	14.9%
Senior Floating Rate Interests	13.2%
U.S. Government Agencies^	6.6%
Convertible Bonds	6.2%
Foreign Government Obligations	5.4%
Preferred Stocks	0.6%
Exchange-Traded Funds	0.3%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	1.6%
Other Assets & Liabilities	(2.6)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000105494 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class R4
Trading Symbol	HSNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$101	0.93%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s out-of-benchmark allocation to High Yield Credit was the top positive contributor to relative performance, led by allocations High Yield Credit in the Industrials and Financials sectors. An allocation to Bank Loans in the Industrials sector, and an allocation to select convertible bonds also aided results.
The Fund’s allocation to structured finance had a positive impact on results. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance.
The Fund’s exposure Emerging Markets (EM) debt, both EM Corporate and to a lesser extent select EM Sovereign Debt, contributed positively to performance.
During the period, the Fund used credit default swaps to help implement the overall investment strategy, which in the aggregate contributed positively to relative results.
Top Detractors to Performance
The Fund’s underweight positioning within Investment Grade Credit detracted from relative performance.
An underweight to agency Mortgage-Backed Securities passthroughs also detracted from performance.
The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
During the period, the Fund also used interest rate swaps, currency forwards and futures to help implement the overall investment strategy, which in the aggregate detracted from relative results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	16.47%	3.03%)	3.53%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,922,706,123
Holdings Count | Holding	1,188
Advisory Fees Paid, Amount	$ 12,192,345
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,922,706,123%
Total number of portfolio holdings	$1,188%
Total investment management fees paid	$12,192,345%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$69%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	31.0%
Asset & Commercial Mortgage-Backed Securities	22.6%
U.S. Government Securities	14.9%
Senior Floating Rate Interests	13.2%
U.S. Government Agencies^	6.6%
Convertible Bonds	6.2%
Foreign Government Obligations	5.4%
Preferred Stocks	0.6%
Exchange-Traded Funds	0.3%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	1.6%
Other Assets & Liabilities	(2.6)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000105495 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class R5
Trading Symbol	HSNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$69	0.64%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s out-of-benchmark allocation to High Yield Credit was the top positive contributor to relative performance, led by allocations High Yield Credit in the Industrials and Financials sectors. An allocation to Bank Loans in the Industrials sector, and an allocation to select convertible bonds also aided results.
The Fund’s allocation to structured finance had a positive impact on results. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance.
The Fund’s exposure Emerging Markets (EM) debt, both EM Corporate and to a lesser extent select EM Sovereign Debt, contributed positively to performance.
During the period, the Fund used credit default swaps to help implement the overall investment strategy, which in the aggregate contributed positively to relative results.
Top Detractors to Performance
The Fund’s underweight positioning within Investment Grade Credit detracted from relative performance.
An underweight to agency Mortgage-Backed Securities passthroughs also detracted from performance.
The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
During the period, the Fund also used interest rate swaps, currency forwards and futures to help implement the overall investment strategy, which in the aggregate detracted from relative results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	16.88%	3.37%)	3.86%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,922,706,123
Holdings Count | Holding	1,188
Advisory Fees Paid, Amount	$ 12,192,345
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,922,706,123%
Total number of portfolio holdings	$1,188%
Total investment management fees paid	$12,192,345%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$69%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	31.0%
Asset & Commercial Mortgage-Backed Securities	22.6%
U.S. Government Securities	14.9%
Senior Floating Rate Interests	13.2%
U.S. Government Agencies^	6.6%
Convertible Bonds	6.2%
Foreign Government Obligations	5.4%
Preferred Stocks	0.6%
Exchange-Traded Funds	0.3%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	1.6%
Other Assets & Liabilities	(2.6)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000148300 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class R6
Trading Symbol	HSNVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$59	0.54%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s out-of-benchmark allocation to High Yield Credit was the top positive contributor to relative performance, led by allocations High Yield Credit in the Industrials and Financials sectors. An allocation to Bank Loans in the Industrials sector, and an allocation to select convertible bonds also aided results.
The Fund’s allocation to structured finance had a positive impact on results. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance.
The Fund’s exposure Emerging Markets (EM) debt, both EM Corporate and to a lesser extent select EM Sovereign Debt, contributed positively to performance.
During the period, the Fund used credit default swaps to help implement the overall investment strategy, which in the aggregate contributed positively to relative results.
Top Detractors to Performance
The Fund’s underweight positioning within Investment Grade Credit detracted from relative performance.
An underweight to agency Mortgage-Backed Securities passthroughs also detracted from performance.
The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
During the period, the Fund also used interest rate swaps, currency forwards and futures to help implement the overall investment strategy, which in the aggregate detracted from relative results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	17.01%	3.48%)	3.94%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

Performance Inception Date	Nov. 07, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,922,706,123
Holdings Count | Holding	1,188
Advisory Fees Paid, Amount	$ 12,192,345
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,922,706,123%
Total number of portfolio holdings	$1,188%
Total investment management fees paid	$12,192,345%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$69%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	31.0%
Asset & Commercial Mortgage-Backed Securities	22.6%
U.S. Government Securities	14.9%
Senior Floating Rate Interests	13.2%
U.S. Government Agencies^	6.6%
Convertible Bonds	6.2%
Foreign Government Obligations	5.4%
Preferred Stocks	0.6%
Exchange-Traded Funds	0.3%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	1.6%
Other Assets & Liabilities	(2.6)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000052097 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class Y
Trading Symbol	HSNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$69	0.64%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s out-of-benchmark allocation to High Yield Credit was the top positive contributor to relative performance, led by allocations High Yield Credit in the Industrials and Financials sectors. An allocation to Bank Loans in the Industrials sector, and an allocation to select convertible bonds also aided results.
The Fund’s allocation to structured finance had a positive impact on results. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance.
The Fund’s exposure Emerging Markets (EM) debt, both EM Corporate and to a lesser extent select EM Sovereign Debt, contributed positively to performance.
During the period, the Fund used credit default swaps to help implement the overall investment strategy, which in the aggregate contributed positively to relative results.
Top Detractors to Performance
The Fund’s underweight positioning within Investment Grade Credit detracted from relative performance.
An underweight to agency Mortgage-Backed Securities passthroughs also detracted from performance.
The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
During the period, the Fund also used interest rate swaps, currency forwards and futures to help implement the overall investment strategy, which in the aggregate detracted from relative results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	16.92%	3.33%)	3.86%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,922,706,123
Holdings Count | Holding	1,188
Advisory Fees Paid, Amount	$ 12,192,345
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,922,706,123%
Total number of portfolio holdings	$1,188%
Total investment management fees paid	$12,192,345%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$69%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	31.0%
Asset & Commercial Mortgage-Backed Securities	22.6%
U.S. Government Securities	14.9%
Senior Floating Rate Interests	13.2%
U.S. Government Agencies^	6.6%
Convertible Bonds	6.2%
Foreign Government Obligations	5.4%
Preferred Stocks	0.6%
Exchange-Traded Funds	0.3%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	1.6%
Other Assets & Liabilities	(2.6)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000185743 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class F
Trading Symbol	HSNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$59	0.54%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s out-of-benchmark allocation to High Yield Credit was the top positive contributor to relative performance, led by allocations High Yield Credit in the Industrials and Financials sectors. An allocation to Bank Loans in the Industrials sector, and an allocation to select convertible bonds also aided results.
The Fund’s allocation to structured finance had a positive impact on results. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance.
The Fund’s exposure Emerging Markets (EM) debt, both EM Corporate and to a lesser extent select EM Sovereign Debt, contributed positively to performance.
During the period, the Fund used credit default swaps to help implement the overall investment strategy, which in the aggregate contributed positively to relative results.
Top Detractors to Performance
The Fund’s underweight positioning within Investment Grade Credit detracted from relative performance.
An underweight to agency Mortgage-Backed Securities passthroughs also detracted from performance.
The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
During the period, the Fund also used interest rate swaps, currency forwards and futures to help implement the overall investment strategy, which in the aggregate detracted from relative results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	17.10%	3.44%)	3.90%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,922,706,123
Holdings Count | Holding	1,188
Advisory Fees Paid, Amount	$ 12,192,345
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,922,706,123%
Total number of portfolio holdings	$1,188%
Total investment management fees paid	$12,192,345%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$69%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	31.0%
Asset & Commercial Mortgage-Backed Securities	22.6%
U.S. Government Securities	14.9%
Senior Floating Rate Interests	13.2%
U.S. Government Agencies^	6.6%
Convertible Bonds	6.2%
Foreign Government Obligations	5.4%
Preferred Stocks	0.6%
Exchange-Traded Funds	0.3%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	1.6%
Other Assets & Liabilities	(2.6)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000065302 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class A
Trading Symbol	HDVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	0.96%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection within the Communication Services, Information Technology, and Consumer Discretionary sectors contributed positively to relative performance.
The Fund’s exposure to what we consider to be higher quality companies contributed to relative results.
Top individual contributors over the period were out-of-benchmark positions in Spotify Technology (Communication Services) and ARM (Information Technology), as well as an overweight position in Taiwan Semiconductor (Information Technology).
Top Detractors to Performance
Sector allocation, a result of our bottom-up stock selection process, was the primary detractor to relative performance during the period due to the Fund’s underweight allocation to the Financials sector and overweight allocations to the Consumer Staples and Information Technology sectors.
Security selection was also a detractor to relative performance during the period, driven by weak selection within the Industrials, Financials, and Energy sectors.
From a style perspective, the Fund’s exposure to lower-beta names detracted from relative performance. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
The largest individual detractors over the period were overweight positions in Heineken (Consumer Staples) and Davide Campari-Milan (Consumer Staples), as well as an out-of-benchmark position in Lululemon Athletica (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	15.48%	4.15%	4.06%
Class A (without 5.50% maximum front-end sales charge)	22.20%	5.33%	4.65%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 619,794,974
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 2,917,050
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$619,794,974%
Total number of portfolio holdings (excluding derivatives, if any)	$467%
Total investment management fees paid	$2,917,050%
Portfolio turnover rate	$45%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.6%
France	8.1%
United Kingdom	8.1%
China	6.7%
Germany	6.5%
United States	6.0%
Taiwan	5.5%
India	4.5%
Canada	4.2%
Netherlands	3.7%
Other**	29.3%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000065304 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class C
Trading Symbol	HDVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$197	1.78%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection within the Communication Services, Information Technology, and Consumer Discretionary sectors contributed positively to relative performance.
The Fund’s exposure to what we consider to be higher quality companies contributed to relative results.
Top individual contributors over the period were out-of-benchmark positions in Spotify Technology (Communication Services) and ARM (Information Technology), as well as an overweight position in Taiwan Semiconductor (Information Technology).
Top Detractors to Performance
Sector allocation, a result of our bottom-up stock selection process, was the primary detractor to relative performance during the period due to the Fund’s underweight allocation to the Financials sector and overweight allocations to the Consumer Staples and Information Technology sectors.
Security selection was also a detractor to relative performance during the period, driven by weak selection within the Industrials, Financials, and Energy sectors.
From a style perspective, the Fund’s exposure to lower-beta names detracted from relative performance. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
The largest individual detractors over the period were overweight positions in Heineken (Consumer Staples) and Davide Campari-Milan (Consumer Staples), as well as an out-of-benchmark position in Lululemon Athletica (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	20.20%	4.49%	3.86%
Class C (without 1.00% contingent deferred sales charge)	21.20%	4.49%	3.86%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 619,794,974
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 2,917,050
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$619,794,974%
Total number of portfolio holdings (excluding derivatives, if any)	$467%
Total investment management fees paid	$2,917,050%
Portfolio turnover rate	$45%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.6%
France	8.1%
United Kingdom	8.1%
China	6.7%
Germany	6.5%
United States	6.0%
Taiwan	5.5%
India	4.5%
Canada	4.2%
Netherlands	3.7%
Other**	29.3%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000065306 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class I
Trading Symbol	HDVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection within the Communication Services, Information Technology, and Consumer Discretionary sectors contributed positively to relative performance.
The Fund’s exposure to what we consider to be higher quality companies contributed to relative results.
Top individual contributors over the period were out-of-benchmark positions in Spotify Technology (Communication Services) and ARM (Information Technology), as well as an overweight position in Taiwan Semiconductor (Information Technology).
Top Detractors to Performance
Sector allocation, a result of our bottom-up stock selection process, was the primary detractor to relative performance during the period due to the Fund’s underweight allocation to the Financials sector and overweight allocations to the Consumer Staples and Information Technology sectors.
Security selection was also a detractor to relative performance during the period, driven by weak selection within the Industrials, Financials, and Energy sectors.
From a style perspective, the Fund’s exposure to lower-beta names detracted from relative performance. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
The largest individual detractors over the period were overweight positions in Heineken (Consumer Staples) and Davide Campari-Milan (Consumer Staples), as well as an out-of-benchmark position in Lululemon Athletica (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	22.55%	5.68%	5.01%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 619,794,974
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 2,917,050
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$619,794,974%
Total number of portfolio holdings (excluding derivatives, if any)	$467%
Total investment management fees paid	$2,917,050%
Portfolio turnover rate	$45%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.6%
France	8.1%
United Kingdom	8.1%
China	6.7%
Germany	6.5%
United States	6.0%
Taiwan	5.5%
India	4.5%
Canada	4.2%
Netherlands	3.7%
Other**	29.3%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000065307 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class R3
Trading Symbol	HDVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$139	1.25%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection within the Communication Services, Information Technology, and Consumer Discretionary sectors contributed positively to relative performance.
The Fund’s exposure to what we consider to be higher quality companies contributed to relative results.
Top individual contributors over the period were out-of-benchmark positions in Spotify Technology (Communication Services) and ARM (Information Technology), as well as an overweight position in Taiwan Semiconductor (Information Technology).
Top Detractors to Performance
Sector allocation, a result of our bottom-up stock selection process, was the primary detractor to relative performance during the period due to the Fund’s underweight allocation to the Financials sector and overweight allocations to the Consumer Staples and Information Technology sectors.
Security selection was also a detractor to relative performance during the period, driven by weak selection within the Industrials, Financials, and Energy sectors.
From a style perspective, the Fund’s exposure to lower-beta names detracted from relative performance. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
The largest individual detractors over the period were overweight positions in Heineken (Consumer Staples) and Davide Campari-Milan (Consumer Staples), as well as an out-of-benchmark position in Lululemon Athletica (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	21.84%	5.04%	4.37%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 619,794,974
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 2,917,050
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$619,794,974%
Total number of portfolio holdings (excluding derivatives, if any)	$467%
Total investment management fees paid	$2,917,050%
Portfolio turnover rate	$45%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.6%
France	8.1%
United Kingdom	8.1%
China	6.7%
Germany	6.5%
United States	6.0%
Taiwan	5.5%
India	4.5%
Canada	4.2%
Netherlands	3.7%
Other**	29.3%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000065308 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class R4
Trading Symbol	HDVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$107	0.96%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection within the Communication Services, Information Technology, and Consumer Discretionary sectors contributed positively to relative performance.
The Fund’s exposure to what we consider to be higher quality companies contributed to relative results.
Top individual contributors over the period were out-of-benchmark positions in Spotify Technology (Communication Services) and ARM (Information Technology), as well as an overweight position in Taiwan Semiconductor (Information Technology).
Top Detractors to Performance
Sector allocation, a result of our bottom-up stock selection process, was the primary detractor to relative performance during the period due to the Fund’s underweight allocation to the Financials sector and overweight allocations to the Consumer Staples and Information Technology sectors.
Security selection was also a detractor to relative performance during the period, driven by weak selection within the Industrials, Financials, and Energy sectors.
From a style perspective, the Fund’s exposure to lower-beta names detracted from relative performance. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
The largest individual detractors over the period were overweight positions in Heineken (Consumer Staples) and Davide Campari-Milan (Consumer Staples), as well as an out-of-benchmark position in Lululemon Athletica (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	22.19%	5.33%	4.66%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 619,794,974
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 2,917,050
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$619,794,974%
Total number of portfolio holdings (excluding derivatives, if any)	$467%
Total investment management fees paid	$2,917,050%
Portfolio turnover rate	$45%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.6%
France	8.1%
United Kingdom	8.1%
China	6.7%
Germany	6.5%
United States	6.0%
Taiwan	5.5%
India	4.5%
Canada	4.2%
Netherlands	3.7%
Other**	29.3%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000065309 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class R5
Trading Symbol	HDVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$73	0.66%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection within the Communication Services, Information Technology, and Consumer Discretionary sectors contributed positively to relative performance.
The Fund’s exposure to what we consider to be higher quality companies contributed to relative results.
Top individual contributors over the period were out-of-benchmark positions in Spotify Technology (Communication Services) and ARM (Information Technology), as well as an overweight position in Taiwan Semiconductor (Information Technology).
Top Detractors to Performance
Sector allocation, a result of our bottom-up stock selection process, was the primary detractor to relative performance during the period due to the Fund’s underweight allocation to the Financials sector and overweight allocations to the Consumer Staples and Information Technology sectors.
Security selection was also a detractor to relative performance during the period, driven by weak selection within the Industrials, Financials, and Energy sectors.
From a style perspective, the Fund’s exposure to lower-beta names detracted from relative performance. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
The largest individual detractors over the period were overweight positions in Heineken (Consumer Staples) and Davide Campari-Milan (Consumer Staples), as well as an out-of-benchmark position in Lululemon Athletica (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	22.55%	5.66%	4.97%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 619,794,974
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 2,917,050
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$619,794,974%
Total number of portfolio holdings (excluding derivatives, if any)	$467%
Total investment management fees paid	$2,917,050%
Portfolio turnover rate	$45%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.6%
France	8.1%
United Kingdom	8.1%
China	6.7%
Germany	6.5%
United States	6.0%
Taiwan	5.5%
India	4.5%
Canada	4.2%
Netherlands	3.7%
Other**	29.3%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000200567 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class R6
Trading Symbol	HDVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$61	0.55%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection within the Communication Services, Information Technology, and Consumer Discretionary sectors contributed positively to relative performance.
The Fund’s exposure to what we consider to be higher quality companies contributed to relative results.
Top individual contributors over the period were out-of-benchmark positions in Spotify Technology (Communication Services) and ARM (Information Technology), as well as an overweight position in Taiwan Semiconductor (Information Technology).
Top Detractors to Performance
Sector allocation, a result of our bottom-up stock selection process, was the primary detractor to relative performance during the period due to the Fund’s underweight allocation to the Financials sector and overweight allocations to the Consumer Staples and Information Technology sectors.
Security selection was also a detractor to relative performance during the period, driven by weak selection within the Industrials, Financials, and Energy sectors.
From a style perspective, the Fund’s exposure to lower-beta names detracted from relative performance. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
The largest individual detractors over the period were overweight positions in Heineken (Consumer Staples) and Davide Campari-Milan (Consumer Staples), as well as an out-of-benchmark position in Lululemon Athletica (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	22.74%	5.78%	5.17%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

Performance Inception Date	Feb. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 619,794,974
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 2,917,050
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$619,794,974%
Total number of portfolio holdings (excluding derivatives, if any)	$467%
Total investment management fees paid	$2,917,050%
Portfolio turnover rate	$45%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.6%
France	8.1%
United Kingdom	8.1%
China	6.7%
Germany	6.5%
United States	6.0%
Taiwan	5.5%
India	4.5%
Canada	4.2%
Netherlands	3.7%
Other**	29.3%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000065305 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class Y
Trading Symbol	HDVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection within the Communication Services, Information Technology, and Consumer Discretionary sectors contributed positively to relative performance.
The Fund’s exposure to what we consider to be higher quality companies contributed to relative results.
Top individual contributors over the period were out-of-benchmark positions in Spotify Technology (Communication Services) and ARM (Information Technology), as well as an overweight position in Taiwan Semiconductor (Information Technology).
Top Detractors to Performance
Sector allocation, a result of our bottom-up stock selection process, was the primary detractor to relative performance during the period due to the Fund’s underweight allocation to the Financials sector and overweight allocations to the Consumer Staples and Information Technology sectors.
Security selection was also a detractor to relative performance during the period, driven by weak selection within the Industrials, Financials, and Energy sectors.
From a style perspective, the Fund’s exposure to lower-beta names detracted from relative performance. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
The largest individual detractors over the period were overweight positions in Heineken (Consumer Staples) and Davide Campari-Milan (Consumer Staples), as well as an out-of-benchmark position in Lululemon Athletica (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	22.52%	5.65%	5.06%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 619,794,974
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 2,917,050
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$619,794,974%
Total number of portfolio holdings (excluding derivatives, if any)	$467%
Total investment management fees paid	$2,917,050%
Portfolio turnover rate	$45%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.6%
France	8.1%
United Kingdom	8.1%
China	6.7%
Germany	6.5%
United States	6.0%
Taiwan	5.5%
India	4.5%
Canada	4.2%
Netherlands	3.7%
Other**	29.3%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185747 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class F
Trading Symbol	HDVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$60	0.54%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection within the Communication Services, Information Technology, and Consumer Discretionary sectors contributed positively to relative performance.
The Fund’s exposure to what we consider to be higher quality companies contributed to relative results.
Top individual contributors over the period were out-of-benchmark positions in Spotify Technology (Communication Services) and ARM (Information Technology), as well as an overweight position in Taiwan Semiconductor (Information Technology).
Top Detractors to Performance
Sector allocation, a result of our bottom-up stock selection process, was the primary detractor to relative performance during the period due to the Fund’s underweight allocation to the Financials sector and overweight allocations to the Consumer Staples and Information Technology sectors.
Security selection was also a detractor to relative performance during the period, driven by weak selection within the Industrials, Financials, and Energy sectors.
From a style perspective, the Fund’s exposure to lower-beta names detracted from relative performance. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
The largest individual detractors over the period were overweight positions in Heineken (Consumer Staples) and Davide Campari-Milan (Consumer Staples), as well as an out-of-benchmark position in Lululemon Athletica (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	22.63%	5.79%	5.10%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 619,794,974
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 2,917,050
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$619,794,974%
Total number of portfolio holdings (excluding derivatives, if any)	$467%
Total investment management fees paid	$2,917,050%
Portfolio turnover rate	$45%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.6%
France	8.1%
United Kingdom	8.1%
China	6.7%
Germany	6.5%
United States	6.0%
Taiwan	5.5%
India	4.5%
Canada	4.2%
Netherlands	3.7%
Other**	29.3%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000089180 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class A
Trading Symbol	HILAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.17%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative results during the period, mainly driven by selection within the Materials, Consumer Discretionary, and Energy sectors.
  Underweight allocation to the Utilities sector, overweight allocation to the Information Technology sector, and underweight allocation to the Healthcare sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in UniCredit (Financials) as well as an out-of-benchmark positions in KB Financial Group (Financials) and BPER Banca (Financials).
Top Detractors to Performance
  Security selection within the Industrials, Healthcare, and Communication Services sectors detracted from relative performance.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, detracted from relative performance. This was due to the Fund’s overweight allocation to the Consumer Discretionary sector and underweight to the Financials sector.
  The largest individual detractors over the period were an overweight position in GSK (Healthcare) as well as out-of-benchmark positions in Yamato Holdings (Industrials) and Burberry Group (Consumer Discretionary).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	13.66%	6.76%	5.82%
Class A (without 5.50% maximum front-end sales charge)	20.28%	7.97%	6.42%
MSCI EAFE Value Index (Net)	22.75%	6.47%	4.28%
MSCI EAFE Index (Net)	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,319,371,950
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 36,407,774
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,319,371,950%
Total number of portfolio holdings	$240%
Total investment management fees paid	$36,407,774%
Portfolio turnover rate	$19%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	22.6%
France	10.7%
United Kingdom	10.2%
Germany	6.9%
United States	5.6%
South Korea	4.3%
Netherlands	4.2%
Switzerland	4.0%
Italy	3.9%
Brazil	3.8%
Other**	20.0%
Short-Term Investments	0.9%
Other Assets & Liabilities	2.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000089181 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class C
Trading Symbol	HILCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	1.93%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative results during the period, mainly driven by selection within the Materials, Consumer Discretionary, and Energy sectors.
  Underweight allocation to the Utilities sector, overweight allocation to the Information Technology sector, and underweight allocation to the Healthcare sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in UniCredit (Financials) as well as an out-of-benchmark positions in KB Financial Group (Financials) and BPER Banca (Financials).
Top Detractors to Performance
  Security selection within the Industrials, Healthcare, and Communication Services sectors detracted from relative performance.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, detracted from relative performance. This was due to the Fund’s overweight allocation to the Consumer Discretionary sector and underweight to the Financials sector.
  The largest individual detractors over the period were an overweight position in GSK (Healthcare) as well as out-of-benchmark positions in Yamato Holdings (Industrials) and Burberry Group (Consumer Discretionary).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	18.41%	7.16%	5.67%
Class C (without 1.00% contingent deferred sales charge)	19.41%	7.16%	5.67%
MSCI EAFE Value Index (Net)	22.75%	6.47%	4.28%
MSCI EAFE Index (Net)	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,319,371,950
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 36,407,774
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,319,371,950%
Total number of portfolio holdings	$240%
Total investment management fees paid	$36,407,774%
Portfolio turnover rate	$19%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	22.6%
France	10.7%
United Kingdom	10.2%
Germany	6.9%
United States	5.6%
South Korea	4.3%
Netherlands	4.2%
Switzerland	4.0%
Italy	3.9%
Brazil	3.8%
Other**	20.0%
Short-Term Investments	0.9%
Other Assets & Liabilities	2.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000089182 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class I
Trading Symbol	HILIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative results during the period, mainly driven by selection within the Materials, Consumer Discretionary, and Energy sectors.
  Underweight allocation to the Utilities sector, overweight allocation to the Information Technology sector, and underweight allocation to the Healthcare sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in UniCredit (Financials) as well as an out-of-benchmark positions in KB Financial Group (Financials) and BPER Banca (Financials).
Top Detractors to Performance
  Security selection within the Industrials, Healthcare, and Communication Services sectors detracted from relative performance.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, detracted from relative performance. This was due to the Fund’s overweight allocation to the Consumer Discretionary sector and underweight to the Financials sector.
  The largest individual detractors over the period were an overweight position in GSK (Healthcare) as well as out-of-benchmark positions in Yamato Holdings (Industrials) and Burberry Group (Consumer Discretionary).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	20.66%	8.28%	6.76%
MSCI EAFE Value Index (Net)	22.75%	6.47%	4.28%
MSCI EAFE Index (Net)	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,319,371,950
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 36,407,774
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,319,371,950%
Total number of portfolio holdings	$240%
Total investment management fees paid	$36,407,774%
Portfolio turnover rate	$19%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	22.6%
France	10.7%
United Kingdom	10.2%
Germany	6.9%
United States	5.6%
South Korea	4.3%
Netherlands	4.2%
Switzerland	4.0%
Italy	3.9%
Brazil	3.8%
Other**	20.0%
Short-Term Investments	0.9%
Other Assets & Liabilities	2.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.10% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.10% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.

C000089183 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class R3
Trading Symbol	HILRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$167	1.52%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative results during the period, mainly driven by selection within the Materials, Consumer Discretionary, and Energy sectors.
  Underweight allocation to the Utilities sector, overweight allocation to the Information Technology sector, and underweight allocation to the Healthcare sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in UniCredit (Financials) as well as an out-of-benchmark positions in KB Financial Group (Financials) and BPER Banca (Financials).
Top Detractors to Performance
  Security selection within the Industrials, Healthcare, and Communication Services sectors detracted from relative performance.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, detracted from relative performance. This was due to the Fund’s overweight allocation to the Consumer Discretionary sector and underweight to the Financials sector.
  The largest individual detractors over the period were an overweight position in GSK (Healthcare) as well as out-of-benchmark positions in Yamato Holdings (Industrials) and Burberry Group (Consumer Discretionary).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	19.88%	7.61%	6.08%
MSCI EAFE Value Index (Net)	22.75%	6.47%	4.28%
MSCI EAFE Index (Net)	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,319,371,950
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 36,407,774
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,319,371,950%
Total number of portfolio holdings	$240%
Total investment management fees paid	$36,407,774%
Portfolio turnover rate	$19%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	22.6%
France	10.7%
United Kingdom	10.2%
Germany	6.9%
United States	5.6%
South Korea	4.3%
Netherlands	4.2%
Switzerland	4.0%
Italy	3.9%
Brazil	3.8%
Other**	20.0%
Short-Term Investments	0.9%
Other Assets & Liabilities	2.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000089184 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class R4
Trading Symbol	HILSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$132	1.20%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative results during the period, mainly driven by selection within the Materials, Consumer Discretionary, and Energy sectors.
  Underweight allocation to the Utilities sector, overweight allocation to the Information Technology sector, and underweight allocation to the Healthcare sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in UniCredit (Financials) as well as an out-of-benchmark positions in KB Financial Group (Financials) and BPER Banca (Financials).
Top Detractors to Performance
  Security selection within the Industrials, Healthcare, and Communication Services sectors detracted from relative performance.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, detracted from relative performance. This was due to the Fund’s overweight allocation to the Consumer Discretionary sector and underweight to the Financials sector.
  The largest individual detractors over the period were an overweight position in GSK (Healthcare) as well as out-of-benchmark positions in Yamato Holdings (Industrials) and Burberry Group (Consumer Discretionary).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	20.26%	7.92%	6.41%
MSCI EAFE Value Index (Net)	22.75%	6.47%	4.28%
MSCI EAFE Index (Net)	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,319,371,950
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 36,407,774
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,319,371,950%
Total number of portfolio holdings	$240%
Total investment management fees paid	$36,407,774%
Portfolio turnover rate	$19%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	22.6%
France	10.7%
United Kingdom	10.2%
Germany	6.9%
United States	5.6%
South Korea	4.3%
Netherlands	4.2%
Switzerland	4.0%
Italy	3.9%
Brazil	3.8%
Other**	20.0%
Short-Term Investments	0.9%
Other Assets & Liabilities	2.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000089185 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class R5
Trading Symbol	HILTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative results during the period, mainly driven by selection within the Materials, Consumer Discretionary, and Energy sectors.
  Underweight allocation to the Utilities sector, overweight allocation to the Information Technology sector, and underweight allocation to the Healthcare sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in UniCredit (Financials) as well as an out-of-benchmark positions in KB Financial Group (Financials) and BPER Banca (Financials).
Top Detractors to Performance
  Security selection within the Industrials, Healthcare, and Communication Services sectors detracted from relative performance.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, detracted from relative performance. This was due to the Fund’s overweight allocation to the Consumer Discretionary sector and underweight to the Financials sector.
  The largest individual detractors over the period were an overweight position in GSK (Healthcare) as well as out-of-benchmark positions in Yamato Holdings (Industrials) and Burberry Group (Consumer Discretionary).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	20.64%	8.28%	6.74%
MSCI EAFE Value Index (Net)	22.75%	6.47%	4.28%
MSCI EAFE Index (Net)	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,319,371,950
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 36,407,774
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,319,371,950%
Total number of portfolio holdings	$240%
Total investment management fees paid	$36,407,774%
Portfolio turnover rate	$19%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	22.6%
France	10.7%
United Kingdom	10.2%
Germany	6.9%
United States	5.6%
South Korea	4.3%
Netherlands	4.2%
Switzerland	4.0%
Italy	3.9%
Brazil	3.8%
Other**	20.0%
Short-Term Investments	0.9%
Other Assets & Liabilities	2.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000211748 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class R6
Trading Symbol	HILUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$89	0.81%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative results during the period, mainly driven by selection within the Materials, Consumer Discretionary, and Energy sectors.
  Underweight allocation to the Utilities sector, overweight allocation to the Information Technology sector, and underweight allocation to the Healthcare sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in UniCredit (Financials) as well as an out-of-benchmark positions in KB Financial Group (Financials) and BPER Banca (Financials).
Top Detractors to Performance
  Security selection within the Industrials, Healthcare, and Communication Services sectors detracted from relative performance.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, detracted from relative performance. This was due to the Fund’s overweight allocation to the Consumer Discretionary sector and underweight to the Financials sector.
  The largest individual detractors over the period were an overweight position in GSK (Healthcare) as well as out-of-benchmark positions in Yamato Holdings (Industrials) and Burberry Group (Consumer Discretionary).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	20.69%	8.38%	6.85%
MSCI EAFE Value Index (Net)	22.75%	6.47%	4.28%
MSCI EAFE Index (Net)	22.97%	6.24%	5.27%

Performance Inception Date	Feb. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,319,371,950
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 36,407,774
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,319,371,950%
Total number of portfolio holdings	$240%
Total investment management fees paid	$36,407,774%
Portfolio turnover rate	$19%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	22.6%
France	10.7%
United Kingdom	10.2%
Germany	6.9%
United States	5.6%
South Korea	4.3%
Netherlands	4.2%
Switzerland	4.0%
Italy	3.9%
Brazil	3.8%
Other**	20.0%
Short-Term Investments	0.9%
Other Assets & Liabilities	2.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000089186 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class Y
Trading Symbol	HILYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative results during the period, mainly driven by selection within the Materials, Consumer Discretionary, and Energy sectors.
  Underweight allocation to the Utilities sector, overweight allocation to the Information Technology sector, and underweight allocation to the Healthcare sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in UniCredit (Financials) as well as an out-of-benchmark positions in KB Financial Group (Financials) and BPER Banca (Financials).
Top Detractors to Performance
  Security selection within the Industrials, Healthcare, and Communication Services sectors detracted from relative performance.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, detracted from relative performance. This was due to the Fund’s overweight allocation to the Consumer Discretionary sector and underweight to the Financials sector.
  The largest individual detractors over the period were an overweight position in GSK (Healthcare) as well as out-of-benchmark positions in Yamato Holdings (Industrials) and Burberry Group (Consumer Discretionary).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	20.59%	8.30%	6.80%
MSCI EAFE Value Index (Net)	22.75%	6.47%	4.28%
MSCI EAFE Index (Net)	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,319,371,950
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 36,407,774
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,319,371,950%
Total number of portfolio holdings	$240%
Total investment management fees paid	$36,407,774%
Portfolio turnover rate	$19%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	22.6%
France	10.7%
United Kingdom	10.2%
Germany	6.9%
United States	5.6%
South Korea	4.3%
Netherlands	4.2%
Switzerland	4.0%
Italy	3.9%
Brazil	3.8%
Other**	20.0%
Short-Term Investments	0.9%
Other Assets & Liabilities	2.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000185753 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class F
Trading Symbol	HILDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative results during the period, mainly driven by selection within the Materials, Consumer Discretionary, and Energy sectors.
  Underweight allocation to the Utilities sector, overweight allocation to the Information Technology sector, and underweight allocation to the Healthcare sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in UniCredit (Financials) as well as an out-of-benchmark positions in KB Financial Group (Financials) and BPER Banca (Financials).
Top Detractors to Performance
  Security selection within the Industrials, Healthcare, and Communication Services sectors detracted from relative performance.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, detracted from relative performance. This was due to the Fund’s overweight allocation to the Consumer Discretionary sector and underweight to the Financials sector.
  The largest individual detractors over the period were an overweight position in GSK (Healthcare) as well as out-of-benchmark positions in Yamato Holdings (Industrials) and Burberry Group (Consumer Discretionary).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	20.80%	8.39%	6.84%
MSCI EAFE Value Index (Net)	22.75%	6.47%	4.28%
MSCI EAFE Index (Net)	22.97%	6.24%	5.27%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,319,371,950
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 36,407,774
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,319,371,950%
Total number of portfolio holdings	$240%
Total investment management fees paid	$36,407,774%
Portfolio turnover rate	$19%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	22.6%
France	10.7%
United Kingdom	10.2%
Germany	6.9%
United States	5.6%
South Korea	4.3%
Netherlands	4.2%
Switzerland	4.0%
Italy	3.9%
Brazil	3.8%
Other**	20.0%
Short-Term Investments	0.9%
Other Assets & Liabilities	2.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000101254 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class A
Trading Symbol	HLDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.18%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2024, emerging local markets debt had positive returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Within the JP Morgan GBI Emerging Markets Global Diversified Index, Emerging Markets (EM) currencies depreciated, while EM rates had positive impact. Middle East/Africa was the best-performing region in the JP Morgan GBI Emerging Markets Global Diversified Index. Fund performance described below is relative to the Fund’s performance index, JP Morgan GBI Emerging Markets Global Diversified Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Turkey, Mexico and Peru contributed to relative performance.
  The Fund’s tactical duration and yield curve positioning was a positive contributor to the Fund’s relative performance over the period.
Top Detractors to Performance
  The Fund’s underweight to the local sovereign debt in Thailand and Indonesia detracted from relative performance.
  The Fund’s underweights to the short- and mid-dated local sovereign debt in South Africa detracted from relative performance.
During the period, the Fund’s use of derivatives was additive to relative performance. The Fund’s interest rate and credit positioning were primarily implemented through cash bond positions and derivatives such as interest rate and total return swaps, credit default swap contracts, and interest rate futures. The investment team used local currency denominated cash bonds, currency forwards (deliverable and non-deliverable), and currency options to express their views on currency.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	4.58%	(1.10)%	(0.27)%
Class A (without 4.50% maximum front-end sales charge)	9.50%	(0.18)%	0.19%)
JP Morgan GBI Emerging Markets Global Diversified Index	8.76%	(0.92)%	(0.06)%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%)

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 26,891,597
Holdings Count | Holding	642
Advisory Fees Paid, Amount	$ 247,280
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$26,891,597%
Total number of portfolio holdings	$642%
Total investment management fees paid	$247,280%
Portfolio turnover rate	$105%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	69.2%
Corporate Bonds	37.7%
Purchased Options	0.4%
Short-Term Investments	0.7%
Other Assets & Liabilities	(8.0)%
Total	100.0%

C000101255 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class C
Trading Symbol	HLDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	1.93%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2024, emerging local markets debt had positive returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Within the JP Morgan GBI Emerging Markets Global Diversified Index, Emerging Markets (EM) currencies depreciated, while EM rates had positive impact. Middle East/Africa was the best-performing region in the JP Morgan GBI Emerging Markets Global Diversified Index. Fund performance described below is relative to the Fund’s performance index, JP Morgan GBI Emerging Markets Global Diversified Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Turkey, Mexico and Peru contributed to relative performance.
  The Fund’s tactical duration and yield curve positioning was a positive contributor to the Fund’s relative performance over the period.
Top Detractors to Performance
  The Fund’s underweight to the local sovereign debt in Thailand and Indonesia detracted from relative performance.
  The Fund’s underweights to the short- and mid-dated local sovereign debt in South Africa detracted from relative performance.
During the period, the Fund’s use of derivatives was additive to relative performance. The Fund’s interest rate and credit positioning were primarily implemented through cash bond positions and derivatives such as interest rate and total return swaps, credit default swap contracts, and interest rate futures. The investment team used local currency denominated cash bonds, currency forwards (deliverable and non-deliverable), and currency options to express their views on currency.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	7.81%	(0.89)%	(0.55)%
Class C (without 1.00% contingent deferred sales charge)	8.81%	(0.89)%	(0.55)%
JP Morgan GBI Emerging Markets Global Diversified Index	8.76%	(0.92)%	(0.06)%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%)

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 26,891,597
Holdings Count | Holding	642
Advisory Fees Paid, Amount	$ 247,280
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$26,891,597%
Total number of portfolio holdings	$642%
Total investment management fees paid	$247,280%
Portfolio turnover rate	$105%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	69.2%
Corporate Bonds	37.7%
Purchased Options	0.4%
Short-Term Investments	0.7%
Other Assets & Liabilities	(8.0)%
Total	100.0%

C000101256 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class I
Trading Symbol	HLDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	0.93%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2024, emerging local markets debt had positive returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Within the JP Morgan GBI Emerging Markets Global Diversified Index, Emerging Markets (EM) currencies depreciated, while EM rates had positive impact. Middle East/Africa was the best-performing region in the JP Morgan GBI Emerging Markets Global Diversified Index. Fund performance described below is relative to the Fund’s performance index, JP Morgan GBI Emerging Markets Global Diversified Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Turkey, Mexico and Peru contributed to relative performance.
  The Fund’s tactical duration and yield curve positioning was a positive contributor to the Fund’s relative performance over the period.
Top Detractors to Performance
  The Fund’s underweight to the local sovereign debt in Thailand and Indonesia detracted from relative performance.
  The Fund’s underweights to the short- and mid-dated local sovereign debt in South Africa detracted from relative performance.
During the period, the Fund’s use of derivatives was additive to relative performance. The Fund’s interest rate and credit positioning were primarily implemented through cash bond positions and derivatives such as interest rate and total return swaps, credit default swap contracts, and interest rate futures. The investment team used local currency denominated cash bonds, currency forwards (deliverable and non-deliverable), and currency options to express their views on currency.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	9.88%	0.06%)	0.45%)
JP Morgan GBI Emerging Markets Global Diversified Index	8.76%	(0.92)%	(0.06)%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%)

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 26,891,597
Holdings Count | Holding	642
Advisory Fees Paid, Amount	$ 247,280
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$26,891,597%
Total number of portfolio holdings	$642%
Total investment management fees paid	$247,280%
Portfolio turnover rate	$105%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	69.2%
Corporate Bonds	37.7%
Purchased Options	0.4%
Short-Term Investments	0.7%
Other Assets & Liabilities	(8.0)%
Total	100.0%

C000101257 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class R3
Trading Symbol	HLDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$155	1.48%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2024, emerging local markets debt had positive returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Within the JP Morgan GBI Emerging Markets Global Diversified Index, Emerging Markets (EM) currencies depreciated, while EM rates had positive impact. Middle East/Africa was the best-performing region in the JP Morgan GBI Emerging Markets Global Diversified Index. Fund performance described below is relative to the Fund’s performance index, JP Morgan GBI Emerging Markets Global Diversified Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Turkey, Mexico and Peru contributed to relative performance.
  The Fund’s tactical duration and yield curve positioning was a positive contributor to the Fund’s relative performance over the period.
Top Detractors to Performance
  The Fund’s underweight to the local sovereign debt in Thailand and Indonesia detracted from relative performance.
  The Fund’s underweights to the short- and mid-dated local sovereign debt in South Africa detracted from relative performance.
During the period, the Fund’s use of derivatives was additive to relative performance. The Fund’s interest rate and credit positioning were primarily implemented through cash bond positions and derivatives such as interest rate and total return swaps, credit default swap contracts, and interest rate futures. The investment team used local currency denominated cash bonds, currency forwards (deliverable and non-deliverable), and currency options to express their views on currency.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	9.60%	(0.26)%	0.03%)
JP Morgan GBI Emerging Markets Global Diversified Index	8.76%	(0.92)%	(0.06)%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%)

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 26,891,597
Holdings Count | Holding	642
Advisory Fees Paid, Amount	$ 247,280
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$26,891,597%
Total number of portfolio holdings	$642%
Total investment management fees paid	$247,280%
Portfolio turnover rate	$105%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	69.2%
Corporate Bonds	37.7%
Purchased Options	0.4%
Short-Term Investments	0.7%
Other Assets & Liabilities	(8.0)%
Total	100.0%

C000101258 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class R4
Trading Symbol	HLDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$124	1.18%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2024, emerging local markets debt had positive returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Within the JP Morgan GBI Emerging Markets Global Diversified Index, Emerging Markets (EM) currencies depreciated, while EM rates had positive impact. Middle East/Africa was the best-performing region in the JP Morgan GBI Emerging Markets Global Diversified Index. Fund performance described below is relative to the Fund’s performance index, JP Morgan GBI Emerging Markets Global Diversified Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Turkey, Mexico and Peru contributed to relative performance.
  The Fund’s tactical duration and yield curve positioning was a positive contributor to the Fund’s relative performance over the period.
Top Detractors to Performance
  The Fund’s underweight to the local sovereign debt in Thailand and Indonesia detracted from relative performance.
  The Fund’s underweights to the short- and mid-dated local sovereign debt in South Africa detracted from relative performance.
During the period, the Fund’s use of derivatives was additive to relative performance. The Fund’s interest rate and credit positioning were primarily implemented through cash bond positions and derivatives such as interest rate and total return swaps, credit default swap contracts, and interest rate futures. The investment team used local currency denominated cash bonds, currency forwards (deliverable and non-deliverable), and currency options to express their views on currency.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	9.80%	(0.14)%	0.19%)
JP Morgan GBI Emerging Markets Global Diversified Index	8.76%	(0.92)%	(0.06)%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%)

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 26,891,597
Holdings Count | Holding	642
Advisory Fees Paid, Amount	$ 247,280
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$26,891,597%
Total number of portfolio holdings	$642%
Total investment management fees paid	$247,280%
Portfolio turnover rate	$105%

Largest Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	69.2%
Corporate Bonds	37.7%
Purchased Options	0.4%
Short-Term Investments	0.7%
Other Assets & Liabilities	(8.0)%
Total	100.0%

C000101259 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class R5
Trading Symbol	HLDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2024, emerging local markets debt had positive returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Within the JP Morgan GBI Emerging Markets Global Diversified Index, Emerging Markets (EM) currencies depreciated, while EM rates had positive impact. Middle East/Africa was the best-performing region in the JP Morgan GBI Emerging Markets Global Diversified Index. Fund performance described below is relative to the Fund’s performance index, JP Morgan GBI Emerging Markets Global Diversified Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Turkey, Mexico and Peru contributed to relative performance.
  The Fund’s tactical duration and yield curve positioning was a positive contributor to the Fund’s relative performance over the period.
Top Detractors to Performance
  The Fund’s underweight to the local sovereign debt in Thailand and Indonesia detracted from relative performance.
  The Fund’s underweights to the short- and mid-dated local sovereign debt in South Africa detracted from relative performance.
During the period, the Fund’s use of derivatives was additive to relative performance. The Fund’s interest rate and credit positioning were primarily implemented through cash bond positions and derivatives such as interest rate and total return swaps, credit default swap contracts, and interest rate futures. The investment team used local currency denominated cash bonds, currency forwards (deliverable and non-deliverable), and currency options to express their views on currency.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	10.20%	0.18%)	0.47%)
JP Morgan GBI Emerging Markets Global Diversified Index	8.76%	(0.92)%	(0.06)%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%)

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 26,891,597
Holdings Count | Holding	642
Advisory Fees Paid, Amount	$ 247,280
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$26,891,597%
Total number of portfolio holdings	$642%
Total investment management fees paid	$247,280%
Portfolio turnover rate	$105%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	69.2%
Corporate Bonds	37.7%
Purchased Options	0.4%
Short-Term Investments	0.7%
Other Assets & Liabilities	(8.0)%
Total	100.0%

C000101260 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class Y
Trading Symbol	HLDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2024, emerging local markets debt had positive returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Within the JP Morgan GBI Emerging Markets Global Diversified Index, Emerging Markets (EM) currencies depreciated, while EM rates had positive impact. Middle East/Africa was the best-performing region in the JP Morgan GBI Emerging Markets Global Diversified Index. Fund performance described below is relative to the Fund’s performance index, JP Morgan GBI Emerging Markets Global Diversified Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Turkey, Mexico and Peru contributed to relative performance.
  The Fund’s tactical duration and yield curve positioning was a positive contributor to the Fund’s relative performance over the period.
Top Detractors to Performance
  The Fund’s underweight to the local sovereign debt in Thailand and Indonesia detracted from relative performance.
  The Fund’s underweights to the short- and mid-dated local sovereign debt in South Africa detracted from relative performance.
During the period, the Fund’s use of derivatives was additive to relative performance. The Fund’s interest rate and credit positioning were primarily implemented through cash bond positions and derivatives such as interest rate and total return swaps, credit default swap contracts, and interest rate futures. The investment team used local currency denominated cash bonds, currency forwards (deliverable and non-deliverable), and currency options to express their views on currency.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	10.02%	0.15%)	0.53%)
JP Morgan GBI Emerging Markets Global Diversified Index	8.76%	(0.92)%	(0.06)%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%)

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 26,891,597
Holdings Count | Holding	642
Advisory Fees Paid, Amount	$ 247,280
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$26,891,597%
Total number of portfolio holdings	$642%
Total investment management fees paid	$247,280%
Portfolio turnover rate	$105%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	69.2%
Corporate Bonds	37.7%
Purchased Options	0.4%
Short-Term Investments	0.7%
Other Assets & Liabilities	(8.0)%
Total	100.0%

C000185755 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class F
Trading Symbol	HLDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2024, emerging local markets debt had positive returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Within the JP Morgan GBI Emerging Markets Global Diversified Index, Emerging Markets (EM) currencies depreciated, while EM rates had positive impact. Middle East/Africa was the best-performing region in the JP Morgan GBI Emerging Markets Global Diversified Index. Fund performance described below is relative to the Fund’s performance index, JP Morgan GBI Emerging Markets Global Diversified Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Turkey, Mexico and Peru contributed to relative performance.
  The Fund’s tactical duration and yield curve positioning was a positive contributor to the Fund’s relative performance over the period.
Top Detractors to Performance
  The Fund’s underweight to the local sovereign debt in Thailand and Indonesia detracted from relative performance.
  The Fund’s underweights to the short- and mid-dated local sovereign debt in South Africa detracted from relative performance.
During the period, the Fund’s use of derivatives was additive to relative performance. The Fund’s interest rate and credit positioning were primarily implemented through cash bond positions and derivatives such as interest rate and total return swaps, credit default swap contracts, and interest rate futures. The investment team used local currency denominated cash bonds, currency forwards (deliverable and non-deliverable), and currency options to express their views on currency.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	10.23%	0.20%)	0.54%)
JP Morgan GBI Emerging Markets Global Diversified Index	8.76%	(0.92)%	(0.06)%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%)

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 26,891,597
Holdings Count | Holding	642
Advisory Fees Paid, Amount	$ 247,280
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$26,891,597%
Total number of portfolio holdings	$642%
Total investment management fees paid	$247,280%
Portfolio turnover rate	$105%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	69.2%
Corporate Bonds	37.7%
Purchased Options	0.4%
Short-Term Investments	0.7%
Other Assets & Liabilities	(8.0)%
Total	100.0%

C000101266 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	HERAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$166	1.45%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging Markets equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI Emerging Markets Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI Emerging Markets Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Financials, Industrials, and Consumer Staples sectors.
  Top individual contributors over the period were out-of-benchmark allocation to International Games System (Communication Services) and overweight positions in Power Finance Corporation (Financials) and JD.com (Consumer Discretionary).
  The Fund’s underweight allocation to the Energy and Materials sectors contributed to relative performance.
Top Detractors to Performance
  Security selection within the Communication Services and Utilities sectors detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Hon Hai Precision Industry (Information Technology), an overweight position in NAVER (Communication Services) and an out-of-benchmark allocation to PTT Exploration and Production (Energy).
  Sector allocation, a result of our quantitative security selection process, was a detractor to relative performance during the period due to the Fund’s underweight allocations to the Information Technology and Communication Services sectors.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	21.98%	4.27%	3.63%
Class A (without 5.50% maximum front-end sales charge)	29.08%	5.45%	4.22%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 358,958,860
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 3,416,866
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$358,958,860%
Total number of portfolio holdings (excluding derivatives, if any)	$215%
Total investment management fees paid	$3,416,866%
Portfolio turnover rate	$113%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	27.8%
Taiwan	17.4%
India	16.6%
South Korea	11.7%
Brazil	4.3%
Saudi Arabia	3.6%
Thailand	3.1%
United Arab Emirates	2.7%
South Africa	2.6%
Malaysia	1.8%
Other**	7.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000101267 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	HERCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$251	2.20%

Expenses Paid, Amount	$ 251
Expense Ratio, Percent	2.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging Markets equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI Emerging Markets Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI Emerging Markets Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Financials, Industrials, and Consumer Staples sectors.
  Top individual contributors over the period were out-of-benchmark allocation to International Games System (Communication Services) and overweight positions in Power Finance Corporation (Financials) and JD.com (Consumer Discretionary).
  The Fund’s underweight allocation to the Energy and Materials sectors contributed to relative performance.
Top Detractors to Performance
  Security selection within the Communication Services and Utilities sectors detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Hon Hai Precision Industry (Information Technology), an overweight position in NAVER (Communication Services) and an out-of-benchmark allocation to PTT Exploration and Production (Energy).
  Sector allocation, a result of our quantitative security selection process, was a detractor to relative performance during the period due to the Fund’s underweight allocations to the Information Technology and Communication Services sectors.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	27.03%	4.66%	3.44%
Class C (without 1.00% contingent deferred sales charge)	28.03%	4.66%	3.44%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 358,958,860
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 3,416,866
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$358,958,860%
Total number of portfolio holdings (excluding derivatives, if any)	$215%
Total investment management fees paid	$3,416,866%
Portfolio turnover rate	$113%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	27.8%
Taiwan	17.4%
India	16.6%
South Korea	11.7%
Brazil	4.3%
Saudi Arabia	3.6%
Thailand	3.1%
United Arab Emirates	2.7%
South Africa	2.6%
Malaysia	1.8%
Other**	7.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000101261 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	HERIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$133	1.16%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging Markets equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI Emerging Markets Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI Emerging Markets Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Financials, Industrials, and Consumer Staples sectors.
  Top individual contributors over the period were out-of-benchmark allocation to International Games System (Communication Services) and overweight positions in Power Finance Corporation (Financials) and JD.com (Consumer Discretionary).
  The Fund’s underweight allocation to the Energy and Materials sectors contributed to relative performance.
Top Detractors to Performance
  Security selection within the Communication Services and Utilities sectors detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Hon Hai Precision Industry (Information Technology), an overweight position in NAVER (Communication Services) and an out-of-benchmark allocation to PTT Exploration and Production (Energy).
  Sector allocation, a result of our quantitative security selection process, was a detractor to relative performance during the period due to the Fund’s underweight allocations to the Information Technology and Communication Services sectors.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	29.53%	5.80%	4.57%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 358,958,860
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 3,416,866
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$358,958,860%
Total number of portfolio holdings (excluding derivatives, if any)	$215%
Total investment management fees paid	$3,416,866%
Portfolio turnover rate	$113%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	27.8%
Taiwan	17.4%
India	16.6%
South Korea	11.7%
Brazil	4.3%
Saudi Arabia	3.6%
Thailand	3.1%
United Arab Emirates	2.7%
South Africa	2.6%
Malaysia	1.8%
Other**	7.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective July 1, 2024, Hartford Funds Management Company, LLC has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses for Class I of the Fund as follows: 1.16% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, Hartford Funds Management Company, LLC has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses for Class I of the Fund as follows: 1.16% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.

C000101262 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class R3
Trading Symbol	HERRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$194	1.70%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging Markets equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI Emerging Markets Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI Emerging Markets Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Financials, Industrials, and Consumer Staples sectors.
  Top individual contributors over the period were out-of-benchmark allocation to International Games System (Communication Services) and overweight positions in Power Finance Corporation (Financials) and JD.com (Consumer Discretionary).
  The Fund’s underweight allocation to the Energy and Materials sectors contributed to relative performance.
Top Detractors to Performance
  Security selection within the Communication Services and Utilities sectors detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Hon Hai Precision Industry (Information Technology), an overweight position in NAVER (Communication Services) and an out-of-benchmark allocation to PTT Exploration and Production (Energy).
  Sector allocation, a result of our quantitative security selection process, was a detractor to relative performance during the period due to the Fund’s underweight allocations to the Information Technology and Communication Services sectors.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	28.76%	5.17%	3.96%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 358,958,860
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 3,416,866
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$358,958,860%
Total number of portfolio holdings (excluding derivatives, if any)	$215%
Total investment management fees paid	$3,416,866%
Portfolio turnover rate	$113%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	27.8%
Taiwan	17.4%
India	16.6%
South Korea	11.7%
Brazil	4.3%
Saudi Arabia	3.6%
Thailand	3.1%
United Arab Emirates	2.7%
South Africa	2.6%
Malaysia	1.8%
Other**	7.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000101263 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class R4
Trading Symbol	HERSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$166	1.45%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging Markets equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI Emerging Markets Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI Emerging Markets Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Financials, Industrials, and Consumer Staples sectors.
  Top individual contributors over the period were out-of-benchmark allocation to International Games System (Communication Services) and overweight positions in Power Finance Corporation (Financials) and JD.com (Consumer Discretionary).
  The Fund’s underweight allocation to the Energy and Materials sectors contributed to relative performance.
Top Detractors to Performance
  Security selection within the Communication Services and Utilities sectors detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Hon Hai Precision Industry (Information Technology), an overweight position in NAVER (Communication Services) and an out-of-benchmark allocation to PTT Exploration and Production (Energy).
  Sector allocation, a result of our quantitative security selection process, was a detractor to relative performance during the period due to the Fund’s underweight allocations to the Information Technology and Communication Services sectors.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	28.97%	5.44%	4.23%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 358,958,860
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 3,416,866
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$358,958,860%
Total number of portfolio holdings (excluding derivatives, if any)	$215%
Total investment management fees paid	$3,416,866%
Portfolio turnover rate	$113%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	27.8%
Taiwan	17.4%
India	16.6%
South Korea	11.7%
Brazil	4.3%
Saudi Arabia	3.6%
Thailand	3.1%
United Arab Emirates	2.7%
South Africa	2.6%
Malaysia	1.8%
Other**	7.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000101264 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class R5
Trading Symbol	HERTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$132	1.15%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging Markets equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI Emerging Markets Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI Emerging Markets Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Financials, Industrials, and Consumer Staples sectors.
  Top individual contributors over the period were out-of-benchmark allocation to International Games System (Communication Services) and overweight positions in Power Finance Corporation (Financials) and JD.com (Consumer Discretionary).
  The Fund’s underweight allocation to the Energy and Materials sectors contributed to relative performance.
Top Detractors to Performance
  Security selection within the Communication Services and Utilities sectors detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Hon Hai Precision Industry (Information Technology), an overweight position in NAVER (Communication Services) and an out-of-benchmark allocation to PTT Exploration and Production (Energy).
  Sector allocation, a result of our quantitative security selection process, was a detractor to relative performance during the period due to the Fund’s underweight allocations to the Information Technology and Communication Services sectors.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	29.36%	5.74%	4.47%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 358,958,860
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 3,416,866
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$358,958,860%
Total number of portfolio holdings (excluding derivatives, if any)	$215%
Total investment management fees paid	$3,416,866%
Portfolio turnover rate	$113%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	27.8%
Taiwan	17.4%
India	16.6%
South Korea	11.7%
Brazil	4.3%
Saudi Arabia	3.6%
Thailand	3.1%
United Arab Emirates	2.7%
South Africa	2.6%
Malaysia	1.8%
Other**	7.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000200569 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	HERVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$113	0.98%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging Markets equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI Emerging Markets Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI Emerging Markets Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Financials, Industrials, and Consumer Staples sectors.
  Top individual contributors over the period were out-of-benchmark allocation to International Games System (Communication Services) and overweight positions in Power Finance Corporation (Financials) and JD.com (Consumer Discretionary).
  The Fund’s underweight allocation to the Energy and Materials sectors contributed to relative performance.
Top Detractors to Performance
  Security selection within the Communication Services and Utilities sectors detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Hon Hai Precision Industry (Information Technology), an overweight position in NAVER (Communication Services) and an out-of-benchmark allocation to PTT Exploration and Production (Energy).
  Sector allocation, a result of our quantitative security selection process, was a detractor to relative performance during the period due to the Fund’s underweight allocations to the Information Technology and Communication Services sectors.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	29.70%	5.94%	4.70%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

Performance Inception Date	Feb. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 358,958,860
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 3,416,866
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$358,958,860%
Total number of portfolio holdings (excluding derivatives, if any)	$215%
Total investment management fees paid	$3,416,866%
Portfolio turnover rate	$113%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	27.8%
Taiwan	17.4%
India	16.6%
South Korea	11.7%
Brazil	4.3%
Saudi Arabia	3.6%
Thailand	3.1%
United Arab Emirates	2.7%
South Africa	2.6%
Malaysia	1.8%
Other**	7.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000101265 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class Y
Trading Symbol	HERYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$126	1.10%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging Markets equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI Emerging Markets Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI Emerging Markets Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Financials, Industrials, and Consumer Staples sectors.
  Top individual contributors over the period were out-of-benchmark allocation to International Games System (Communication Services) and overweight positions in Power Finance Corporation (Financials) and JD.com (Consumer Discretionary).
  The Fund’s underweight allocation to the Energy and Materials sectors contributed to relative performance.
Top Detractors to Performance
  Security selection within the Communication Services and Utilities sectors detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Hon Hai Precision Industry (Information Technology), an overweight position in NAVER (Communication Services) and an out-of-benchmark allocation to PTT Exploration and Production (Energy).
  Sector allocation, a result of our quantitative security selection process, was a detractor to relative performance during the period due to the Fund’s underweight allocations to the Information Technology and Communication Services sectors.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	29.49%	5.84%	4.62%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 358,958,860
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 3,416,866
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$358,958,860%
Total number of portfolio holdings (excluding derivatives, if any)	$215%
Total investment management fees paid	$3,416,866%
Portfolio turnover rate	$113%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	27.8%
Taiwan	17.4%
India	16.6%
South Korea	11.7%
Brazil	4.3%
Saudi Arabia	3.6%
Thailand	3.1%
United Arab Emirates	2.7%
South Africa	2.6%
Malaysia	1.8%
Other**	7.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000185757 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class F
Trading Symbol	HERFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$113	0.98%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging Markets equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI Emerging Markets Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI Emerging Markets Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Financials, Industrials, and Consumer Staples sectors.
  Top individual contributors over the period were out-of-benchmark allocation to International Games System (Communication Services) and overweight positions in Power Finance Corporation (Financials) and JD.com (Consumer Discretionary).
  The Fund’s underweight allocation to the Energy and Materials sectors contributed to relative performance.
Top Detractors to Performance
  Security selection within the Communication Services and Utilities sectors detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Hon Hai Precision Industry (Information Technology), an overweight position in NAVER (Communication Services) and an out-of-benchmark allocation to PTT Exploration and Production (Energy).
  Sector allocation, a result of our quantitative security selection process, was a detractor to relative performance during the period due to the Fund’s underweight allocations to the Information Technology and Communication Services sectors.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	29.63%	5.96%	4.68%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 358,958,860
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 3,416,866
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$358,958,860%
Total number of portfolio holdings (excluding derivatives, if any)	$215%
Total investment management fees paid	$3,416,866%
Portfolio turnover rate	$113%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	27.8%
Taiwan	17.4%
India	16.6%
South Korea	11.7%
Brazil	4.3%
Saudi Arabia	3.6%
Thailand	3.1%
United Arab Emirates	2.7%
South Africa	2.6%
Malaysia	1.8%
Other**	7.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000101268 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class A
Trading Symbol	HWDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.01%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies.
Top Contributors to Performance
  The Fund’s strategic duration strategy had a positive impact on total returns. The Fund’s long duration positioning to the developed countries contributed, as most of the developed sovereign yields moved broadly lower during the period causing the prices of such sovereign debt to broadly move higher. U.S. Treasury yields moved lower, mainly driven by softening economic data from the U.S. and the U.S. Federal Reserve (Fed) joined other central banks in easing monetary policy by delivering 50 basis points cut, the first after the pandemic.
  The Fund's credit strategies also contributed to total returns. In opportunistic credit strategies, the Fund’s net long exposure to investment grade (IG) corporate issuers, higher yield (HY), emerging market debts and selection securitized sector contributed. During the period, major global central banks began to cut short-term interest rates as they shifted priorities towards avoiding a spike in unemployment rates.
Top Detractors to Performance
  The Fund's opportunistic rates strategies were negative. The Fund’s Japanese Government Bond (JGB) flattener position detracted, as the Japanese yield curve steepened in sympathy with global rates markets.
  During the period, the Fund used derivatives, such as liquid currency forwards and exchange-traded government bond futures, and in small part, credit default swaps, index credit default swaps, as well as interest rate, bond, index and currency futures, and/or options, in pursuit of the investment objective as well as to hedge against risk. Overall, these derivatives detracted from performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	3.79%	(0.40)%	0.92%)
Class A (without 4.50% maximum front-end sales charge)	8.68%	0.52%)	1.38%)
FTSE World Government Bond Index	8.37%	(2.85)%	(0.47)%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%)

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,888,181,604
Holdings Count | Holding	2,030
Advisory Fees Paid, Amount	$ 20,184,376
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,888,181,604%
Total number of portfolio holdings	$2,030%
Total investment management fees paid	$20,184,376%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$103%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	53.3%
Corporate Bonds	10.7%
Asset & Commercial Mortgage-Backed Securities	8.5%
U.S. Government Securities	6.9%
Senior Floating Rate Interests	4.9%
U.S. Government Agencies^	3.2%
Purchased Options	0.3%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	11.5%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000101269 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class C
Trading Symbol	HWDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$182	1.75%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies.
Top Contributors to Performance
  The Fund’s strategic duration strategy had a positive impact on total returns. The Fund’s long duration positioning to the developed countries contributed, as most of the developed sovereign yields moved broadly lower during the period causing the prices of such sovereign debt to broadly move higher. U.S. Treasury yields moved lower, mainly driven by softening economic data from the U.S. and the U.S. Federal Reserve (Fed) joined other central banks in easing monetary policy by delivering 50 basis points cut, the first after the pandemic.
  The Fund's credit strategies also contributed to total returns. In opportunistic credit strategies, the Fund’s net long exposure to investment grade (IG) corporate issuers, higher yield (HY), emerging market debts and selection securitized sector contributed. During the period, major global central banks began to cut short-term interest rates as they shifted priorities towards avoiding a spike in unemployment rates.
Top Detractors to Performance
  The Fund's opportunistic rates strategies were negative. The Fund’s Japanese Government Bond (JGB) flattener position detracted, as the Japanese yield curve steepened in sympathy with global rates markets.
  During the period, the Fund used derivatives, such as liquid currency forwards and exchange-traded government bond futures, and in small part, credit default swaps, index credit default swaps, as well as interest rate, bond, index and currency futures, and/or options, in pursuit of the investment objective as well as to hedge against risk. Overall, these derivatives detracted from performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	6.90%	(0.22)%	0.64%)
Class C (without 1.00% contingent deferred sales charge)	7.90%	(0.22)%	0.64%)
FTSE World Government Bond Index	8.37%	(2.85)%	(0.47)%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%)

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,888,181,604
Holdings Count | Holding	2,030
Advisory Fees Paid, Amount	$ 20,184,376
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,888,181,604%
Total number of portfolio holdings	$2,030%
Total investment management fees paid	$20,184,376%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$103%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	53.3%
Corporate Bonds	10.7%
Asset & Commercial Mortgage-Backed Securities	8.5%
U.S. Government Securities	6.9%
Senior Floating Rate Interests	4.9%
U.S. Government Agencies^	3.2%
Purchased Options	0.3%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	11.5%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000101270 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class I
Trading Symbol	HWDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies.
Top Contributors to Performance
  The Fund’s strategic duration strategy had a positive impact on total returns. The Fund’s long duration positioning to the developed countries contributed, as most of the developed sovereign yields moved broadly lower during the period causing the prices of such sovereign debt to broadly move higher. U.S. Treasury yields moved lower, mainly driven by softening economic data from the U.S. and the U.S. Federal Reserve (Fed) joined other central banks in easing monetary policy by delivering 50 basis points cut, the first after the pandemic.
  The Fund's credit strategies also contributed to total returns. In opportunistic credit strategies, the Fund’s net long exposure to investment grade (IG) corporate issuers, higher yield (HY), emerging market debts and selection securitized sector contributed. During the period, major global central banks began to cut short-term interest rates as they shifted priorities towards avoiding a spike in unemployment rates.
Top Detractors to Performance
  The Fund's opportunistic rates strategies were negative. The Fund’s Japanese Government Bond (JGB) flattener position detracted, as the Japanese yield curve steepened in sympathy with global rates markets.
  During the period, the Fund used derivatives, such as liquid currency forwards and exchange-traded government bond futures, and in small part, credit default swaps, index credit default swaps, as well as interest rate, bond, index and currency futures, and/or options, in pursuit of the investment objective as well as to hedge against risk. Overall, these derivatives detracted from performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	9.00%	0.81%)	1.66%)
FTSE World Government Bond Index	8.37%	(2.85)%	(0.47)%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%)

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,888,181,604
Holdings Count | Holding	2,030
Advisory Fees Paid, Amount	$ 20,184,376
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,888,181,604%
Total number of portfolio holdings	$2,030%
Total investment management fees paid	$20,184,376%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$103%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	53.3%
Corporate Bonds	10.7%
Asset & Commercial Mortgage-Backed Securities	8.5%
U.S. Government Securities	6.9%
Senior Floating Rate Interests	4.9%
U.S. Government Agencies^	3.2%
Purchased Options	0.3%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	11.5%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000101271 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class R3
Trading Symbol	HWDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$141	1.35%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies.
Top Contributors to Performance
  The Fund’s strategic duration strategy had a positive impact on total returns. The Fund’s long duration positioning to the developed countries contributed, as most of the developed sovereign yields moved broadly lower during the period causing the prices of such sovereign debt to broadly move higher. U.S. Treasury yields moved lower, mainly driven by softening economic data from the U.S. and the U.S. Federal Reserve (Fed) joined other central banks in easing monetary policy by delivering 50 basis points cut, the first after the pandemic.
  The Fund's credit strategies also contributed to total returns. In opportunistic credit strategies, the Fund’s net long exposure to investment grade (IG) corporate issuers, higher yield (HY), emerging market debts and selection securitized sector contributed. During the period, major global central banks began to cut short-term interest rates as they shifted priorities towards avoiding a spike in unemployment rates.
Top Detractors to Performance
  The Fund's opportunistic rates strategies were negative. The Fund’s Japanese Government Bond (JGB) flattener position detracted, as the Japanese yield curve steepened in sympathy with global rates markets.
  During the period, the Fund used derivatives, such as liquid currency forwards and exchange-traded government bond futures, and in small part, credit default swaps, index credit default swaps, as well as interest rate, bond, index and currency futures, and/or options, in pursuit of the investment objective as well as to hedge against risk. Overall, these derivatives detracted from performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	8.34%	0.16%)	1.04%)
FTSE World Government Bond Index	8.37%	(2.85)%	(0.47)%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%)

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,888,181,604
Holdings Count | Holding	2,030
Advisory Fees Paid, Amount	$ 20,184,376
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,888,181,604%
Total number of portfolio holdings	$2,030%
Total investment management fees paid	$20,184,376%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$103%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	53.3%
Corporate Bonds	10.7%
Asset & Commercial Mortgage-Backed Securities	8.5%
U.S. Government Securities	6.9%
Senior Floating Rate Interests	4.9%
U.S. Government Agencies^	3.2%
Purchased Options	0.3%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	11.5%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000101272 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class R4
Trading Symbol	HWDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$107	1.03%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies.
Top Contributors to Performance
  The Fund’s strategic duration strategy had a positive impact on total returns. The Fund’s long duration positioning to the developed countries contributed, as most of the developed sovereign yields moved broadly lower during the period causing the prices of such sovereign debt to broadly move higher. U.S. Treasury yields moved lower, mainly driven by softening economic data from the U.S. and the U.S. Federal Reserve (Fed) joined other central banks in easing monetary policy by delivering 50 basis points cut, the first after the pandemic.
  The Fund's credit strategies also contributed to total returns. In opportunistic credit strategies, the Fund’s net long exposure to investment grade (IG) corporate issuers, higher yield (HY), emerging market debts and selection securitized sector contributed. During the period, major global central banks began to cut short-term interest rates as they shifted priorities towards avoiding a spike in unemployment rates.
Top Detractors to Performance
  The Fund's opportunistic rates strategies were negative. The Fund’s Japanese Government Bond (JGB) flattener position detracted, as the Japanese yield curve steepened in sympathy with global rates markets.
  During the period, the Fund used derivatives, such as liquid currency forwards and exchange-traded government bond futures, and in small part, credit default swaps, index credit default swaps, as well as interest rate, bond, index and currency futures, and/or options, in pursuit of the investment objective as well as to hedge against risk. Overall, these derivatives detracted from performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	8.65%	0.50%)	1.36%)
FTSE World Government Bond Index	8.37%	(2.85)%	(0.47)%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%)

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,888,181,604
Holdings Count | Holding	2,030
Advisory Fees Paid, Amount	$ 20,184,376
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,888,181,604%
Total number of portfolio holdings	$2,030%
Total investment management fees paid	$20,184,376%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$103%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	53.3%
Corporate Bonds	10.7%
Asset & Commercial Mortgage-Backed Securities	8.5%
U.S. Government Securities	6.9%
Senior Floating Rate Interests	4.9%
U.S. Government Agencies^	3.2%
Purchased Options	0.3%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	11.5%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000101273 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class R5
Trading Symbol	HWDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies.
Top Contributors to Performance
  The Fund’s strategic duration strategy had a positive impact on total returns. The Fund’s long duration positioning to the developed countries contributed, as most of the developed sovereign yields moved broadly lower during the period causing the prices of such sovereign debt to broadly move higher. U.S. Treasury yields moved lower, mainly driven by softening economic data from the U.S. and the U.S. Federal Reserve (Fed) joined other central banks in easing monetary policy by delivering 50 basis points cut, the first after the pandemic.
  The Fund's credit strategies also contributed to total returns. In opportunistic credit strategies, the Fund’s net long exposure to investment grade (IG) corporate issuers, higher yield (HY), emerging market debts and selection securitized sector contributed. During the period, major global central banks began to cut short-term interest rates as they shifted priorities towards avoiding a spike in unemployment rates.
Top Detractors to Performance
  The Fund's opportunistic rates strategies were negative. The Fund’s Japanese Government Bond (JGB) flattener position detracted, as the Japanese yield curve steepened in sympathy with global rates markets.
  During the period, the Fund used derivatives, such as liquid currency forwards and exchange-traded government bond futures, and in small part, credit default swaps, index credit default swaps, as well as interest rate, bond, index and currency futures, and/or options, in pursuit of the investment objective as well as to hedge against risk. Overall, these derivatives detracted from performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	8.98%	0.79%)	1.67%)
FTSE World Government Bond Index	8.37%	(2.85)%	(0.47)%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%)

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,888,181,604
Holdings Count | Holding	2,030
Advisory Fees Paid, Amount	$ 20,184,376
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,888,181,604%
Total number of portfolio holdings	$2,030%
Total investment management fees paid	$20,184,376%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$103%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	53.3%
Corporate Bonds	10.7%
Asset & Commercial Mortgage-Backed Securities	8.5%
U.S. Government Securities	6.9%
Senior Floating Rate Interests	4.9%
U.S. Government Agencies^	3.2%
Purchased Options	0.3%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	11.5%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000148301 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class R6
Trading Symbol	HWDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies.
Top Contributors to Performance
  The Fund’s strategic duration strategy had a positive impact on total returns. The Fund’s long duration positioning to the developed countries contributed, as most of the developed sovereign yields moved broadly lower during the period causing the prices of such sovereign debt to broadly move higher. U.S. Treasury yields moved lower, mainly driven by softening economic data from the U.S. and the U.S. Federal Reserve (Fed) joined other central banks in easing monetary policy by delivering 50 basis points cut, the first after the pandemic.
  The Fund's credit strategies also contributed to total returns. In opportunistic credit strategies, the Fund’s net long exposure to investment grade (IG) corporate issuers, higher yield (HY), emerging market debts and selection securitized sector contributed. During the period, major global central banks began to cut short-term interest rates as they shifted priorities towards avoiding a spike in unemployment rates.
Top Detractors to Performance
  The Fund's opportunistic rates strategies were negative. The Fund’s Japanese Government Bond (JGB) flattener position detracted, as the Japanese yield curve steepened in sympathy with global rates markets.
  During the period, the Fund used derivatives, such as liquid currency forwards and exchange-traded government bond futures, and in small part, credit default swaps, index credit default swaps, as well as interest rate, bond, index and currency futures, and/or options, in pursuit of the investment objective as well as to hedge against risk. Overall, these derivatives detracted from performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	9.05%	0.90%)	1.77%)
FTSE World Government Bond Index	8.37%	(2.85)%	(0.47)%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%)

Performance Inception Date	Nov. 07, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,888,181,604
Holdings Count | Holding	2,030
Advisory Fees Paid, Amount	$ 20,184,376
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,888,181,604%
Total number of portfolio holdings	$2,030%
Total investment management fees paid	$20,184,376%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$103%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	53.3%
Corporate Bonds	10.7%
Asset & Commercial Mortgage-Backed Securities	8.5%
U.S. Government Securities	6.9%
Senior Floating Rate Interests	4.9%
U.S. Government Agencies^	3.2%
Purchased Options	0.3%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	11.5%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000101274 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class Y
Trading Symbol	HWDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies.
Top Contributors to Performance
  The Fund’s strategic duration strategy had a positive impact on total returns. The Fund’s long duration positioning to the developed countries contributed, as most of the developed sovereign yields moved broadly lower during the period causing the prices of such sovereign debt to broadly move higher. U.S. Treasury yields moved lower, mainly driven by softening economic data from the U.S. and the U.S. Federal Reserve (Fed) joined other central banks in easing monetary policy by delivering 50 basis points cut, the first after the pandemic.
  The Fund's credit strategies also contributed to total returns. In opportunistic credit strategies, the Fund’s net long exposure to investment grade (IG) corporate issuers, higher yield (HY), emerging market debts and selection securitized sector contributed. During the period, major global central banks began to cut short-term interest rates as they shifted priorities towards avoiding a spike in unemployment rates.
Top Detractors to Performance
  The Fund's opportunistic rates strategies were negative. The Fund’s Japanese Government Bond (JGB) flattener position detracted, as the Japanese yield curve steepened in sympathy with global rates markets.
  During the period, the Fund used derivatives, such as liquid currency forwards and exchange-traded government bond futures, and in small part, credit default swaps, index credit default swaps, as well as interest rate, bond, index and currency futures, and/or options, in pursuit of the investment objective as well as to hedge against risk. Overall, these derivatives detracted from performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	8.96%	0.80%)	1.71%)
FTSE World Government Bond Index	8.37%	(2.85)%	(0.47)%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%)

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,888,181,604
Holdings Count | Holding	2,030
Advisory Fees Paid, Amount	$ 20,184,376
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,888,181,604%
Total number of portfolio holdings	$2,030%
Total investment management fees paid	$20,184,376%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$103%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	53.3%
Corporate Bonds	10.7%
Asset & Commercial Mortgage-Backed Securities	8.5%
U.S. Government Securities	6.9%
Senior Floating Rate Interests	4.9%
U.S. Government Agencies^	3.2%
Purchased Options	0.3%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	11.5%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000185759 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class F
Trading Symbol	HWDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies.
Top Contributors to Performance
  The Fund’s strategic duration strategy had a positive impact on total returns. The Fund’s long duration positioning to the developed countries contributed, as most of the developed sovereign yields moved broadly lower during the period causing the prices of such sovereign debt to broadly move higher. U.S. Treasury yields moved lower, mainly driven by softening economic data from the U.S. and the U.S. Federal Reserve (Fed) joined other central banks in easing monetary policy by delivering 50 basis points cut, the first after the pandemic.
  The Fund's credit strategies also contributed to total returns. In opportunistic credit strategies, the Fund’s net long exposure to investment grade (IG) corporate issuers, higher yield (HY), emerging market debts and selection securitized sector contributed. During the period, major global central banks began to cut short-term interest rates as they shifted priorities towards avoiding a spike in unemployment rates.
Top Detractors to Performance
  The Fund's opportunistic rates strategies were negative. The Fund’s Japanese Government Bond (JGB) flattener position detracted, as the Japanese yield curve steepened in sympathy with global rates markets.
  During the period, the Fund used derivatives, such as liquid currency forwards and exchange-traded government bond futures, and in small part, credit default swaps, index credit default swaps, as well as interest rate, bond, index and currency futures, and/or options, in pursuit of the investment objective as well as to hedge against risk. Overall, these derivatives detracted from performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	9.08%	0.88%)	1.73%)
FTSE World Government Bond Index	8.37%	(2.85)%	(0.47)%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%)

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,888,181,604
Holdings Count | Holding	2,030
Advisory Fees Paid, Amount	$ 20,184,376
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,888,181,604%
Total number of portfolio holdings	$2,030%
Total investment management fees paid	$20,184,376%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$103%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	53.3%
Corporate Bonds	10.7%
Asset & Commercial Mortgage-Backed Securities	8.5%
U.S. Government Securities	6.9%
Senior Floating Rate Interests	4.9%
U.S. Government Agencies^	3.2%
Purchased Options	0.3%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	11.5%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000105103 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund(formerly, The Hartford Floating Rate High Income Fund)
Class Name	Class A
Trading Symbol	HFHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.01%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Effective March 1, 2024, the Fund (formerly known as The Hartford Floating Rate High Income Fund) changed its name, objective, principal investment strategy, portfolio managers and benchmark. The commentary covers the period of March 1, 2024 through October 31, 2024. United States (U.S.) fixed income sectors generated positive total returns during the trailing eight-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index, for the trailing eight-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Asset Backed Securities (ABS), allocated primarily to Collateralized Loan Obligations (CLOs) was a strong contributor during the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), and Non-Agency Residential Mortgage-Backed Securities (NA RMBS) also contributed positively to performance.
  The Fund’s allocation to Bank Loans also contributed positively to returns over the period.
  The Fund’s allocation to Investment Grade Credit was a contributor over the period, driven by positioning within the Financials and Industrials sectors.
Top Detractors to Performance
  The Fund maintained a short duration position during the period while yields fell which detracted from performance.
  The Fund’s allocation to High Yield Credit was a detractor during the period, driven by positioning within the Industrials and Financials sectors.
  The Fund used derivatives on a limited basis during the period for risk management purposes. Overall, the use of derivatives detracted from relative performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 3.00% maximum front-end sales charge)	5.91%	3.23%)	3.30%
Class A (without 3.00% maximum front-end sales charge)	9.18%	3.86%)	3.61%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	11.21%	4.46%)	4.65%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective March 1, 2024, the Fund changed its performance index from the Morningstar LSTA US Leveraged Loan Index to the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index and added the Bloomberg US Aggregate Bond Index as its regulatory index. The ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s revised investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.

Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 145,623,849
Holdings Count | Holding	345
Advisory Fees Paid, Amount	$ 1,235,990
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$145,623,849%
Total number of portfolio holdings	$345%
Total investment management fees paid	$1,235,990%
Portfolio turnover rate	$114%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	45.6%
Corporate Bonds	24.0%
Senior Floating Rate Interests	12.7%
U.S. Government Agencies^	11.4%
Convertible Bonds	5.2%
Common Stocks	0.3%
Preferred Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark. As a result of these changes, certain principal risks of the Fund also changed. Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were initially announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated December 6, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Name [Text Block]	Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark.
Material Fund Change Objectives [Text Block]	Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark.
Material Fund Change Expenses [Text Block]	Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
Material Fund Change Strategies [Text Block]	Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark.
Material Fund Change Risks Change [Text Block]	As a result of these changes, certain principal risks of the Fund also changed.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000105104 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund(formerly, The Hartford Floating Rate High Income Fund)
Class Name	Class C
Trading Symbol	HFHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.76%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Effective March 1, 2024, the Fund (formerly known as The Hartford Floating Rate High Income Fund) changed its name, objective, principal investment strategy, portfolio managers and benchmark. The commentary covers the period of March 1, 2024 through October 31, 2024. United States (U.S.) fixed income sectors generated positive total returns during the trailing eight-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index, for the trailing eight-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Asset Backed Securities (ABS), allocated primarily to Collateralized Loan Obligations (CLOs) was a strong contributor during the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), and Non-Agency Residential Mortgage-Backed Securities (NA RMBS) also contributed positively to performance.
  The Fund’s allocation to Bank Loans also contributed positively to returns over the period.
  The Fund’s allocation to Investment Grade Credit was a contributor over the period, driven by positioning within the Financials and Industrials sectors.
Top Detractors to Performance
  The Fund maintained a short duration position during the period while yields fell which detracted from performance.
  The Fund’s allocation to High Yield Credit was a detractor during the period, driven by positioning within the Industrials and Financials sectors.
  The Fund used derivatives on a limited basis during the period for risk management purposes. Overall, the use of derivatives detracted from relative performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	7.48%	3.12%)	2.86%
Class C (without 1.00% contingent deferred sales charge)	8.48%	3.12%)	2.86%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	11.21%	4.46%)	4.65%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective March 1, 2024, the Fund changed its performance index from the Morningstar LSTA US Leveraged Loan Index to the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index and added the Bloomberg US Aggregate Bond Index as its regulatory index. The ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s revised investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.

Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 145,623,849
Holdings Count | Holding	345
Advisory Fees Paid, Amount	$ 1,235,990
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$145,623,849%
Total number of portfolio holdings	$345%
Total investment management fees paid	$1,235,990%
Portfolio turnover rate	$114%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	45.6%
Corporate Bonds	24.0%
Senior Floating Rate Interests	12.7%
U.S. Government Agencies^	11.4%
Convertible Bonds	5.2%
Common Stocks	0.3%
Preferred Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark. As a result of these changes, certain principal risks of the Fund also changed. Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were initially announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated December 6, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Name [Text Block]	Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark.
Material Fund Change Objectives [Text Block]	Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark.
Material Fund Change Expenses [Text Block]	Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
Material Fund Change Strategies [Text Block]	Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark.
Material Fund Change Risks Change [Text Block]	As a result of these changes, certain principal risks of the Fund also changed.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000105105 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund(formerly, The Hartford Floating Rate High Income Fund)
Class Name	Class I
Trading Symbol	HFHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.77%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Effective March 1, 2024, the Fund (formerly known as The Hartford Floating Rate High Income Fund) changed its name, objective, principal investment strategy, portfolio managers and benchmark. The commentary covers the period of March 1, 2024 through October 31, 2024. United States (U.S.) fixed income sectors generated positive total returns during the trailing eight-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index, for the trailing eight-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Asset Backed Securities (ABS), allocated primarily to Collateralized Loan Obligations (CLOs) was a strong contributor during the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), and Non-Agency Residential Mortgage-Backed Securities (NA RMBS) also contributed positively to performance.
  The Fund’s allocation to Bank Loans also contributed positively to returns over the period.
  The Fund’s allocation to Investment Grade Credit was a contributor over the period, driven by positioning within the Financials and Industrials sectors.
Top Detractors to Performance
  The Fund maintained a short duration position during the period while yields fell which detracted from performance.
  The Fund’s allocation to High Yield Credit was a detractor during the period, driven by positioning within the Industrials and Financials sectors.
  The Fund used derivatives on a limited basis during the period for risk management purposes. Overall, the use of derivatives detracted from relative performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	9.49%	4.06%)	3.84%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	11.21%	4.46%)	4.65%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective March 1, 2024, the Fund changed its performance index from the Morningstar LSTA US Leveraged Loan Index to the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index and added the Bloomberg US Aggregate Bond Index as its regulatory index. The ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s revised investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.

Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 145,623,849
Holdings Count | Holding	345
Advisory Fees Paid, Amount	$ 1,235,990
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$145,623,849%
Total number of portfolio holdings	$345%
Total investment management fees paid	$1,235,990%
Portfolio turnover rate	$114%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	45.6%
Corporate Bonds	24.0%
Senior Floating Rate Interests	12.7%
U.S. Government Agencies^	11.4%
Convertible Bonds	5.2%
Common Stocks	0.3%
Preferred Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark. As a result of these changes, certain principal risks of the Fund also changed. Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were initially announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated December 6, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Name [Text Block]	Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark.
Material Fund Change Objectives [Text Block]	Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark.
Material Fund Change Expenses [Text Block]	Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
Material Fund Change Strategies [Text Block]	Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark.
Material Fund Change Risks Change [Text Block]	As a result of these changes, certain principal risks of the Fund also changed.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000105106 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund(formerly, The Hartford Floating Rate High Income Fund)
Class Name	Class R3
Trading Symbol	HFHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$139	1.33%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Effective March 1, 2024, the Fund (formerly known as The Hartford Floating Rate High Income Fund) changed its name, objective, principal investment strategy, portfolio managers and benchmark. The commentary covers the period of March 1, 2024 through October 31, 2024. United States (U.S.) fixed income sectors generated positive total returns during the trailing eight-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index, for the trailing eight-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Asset Backed Securities (ABS), allocated primarily to Collateralized Loan Obligations (CLOs) was a strong contributor during the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), and Non-Agency Residential Mortgage-Backed Securities (NA RMBS) also contributed positively to performance.
  The Fund’s allocation to Bank Loans also contributed positively to returns over the period.
  The Fund’s allocation to Investment Grade Credit was a contributor over the period, driven by positioning within the Financials and Industrials sectors.
Top Detractors to Performance
  The Fund maintained a short duration position during the period while yields fell which detracted from performance.
  The Fund’s allocation to High Yield Credit was a detractor during the period, driven by positioning within the Industrials and Financials sectors.
  The Fund used derivatives on a limited basis during the period for risk management purposes. Overall, the use of derivatives detracted from relative performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	8.91%	3.55%)	3.32%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	11.21%	4.46%)	4.65%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective March 1, 2024, the Fund changed its performance index from the Morningstar LSTA US Leveraged Loan Index to the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index and added the Bloomberg US Aggregate Bond Index as its regulatory index. The ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s revised investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.

Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 145,623,849
Holdings Count | Holding	345
Advisory Fees Paid, Amount	$ 1,235,990
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$145,623,849%
Total number of portfolio holdings	$345%
Total investment management fees paid	$1,235,990%
Portfolio turnover rate	$114%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	45.6%
Corporate Bonds	24.0%
Senior Floating Rate Interests	12.7%
U.S. Government Agencies^	11.4%
Convertible Bonds	5.2%
Common Stocks	0.3%
Preferred Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark. As a result of these changes, certain principal risks of the Fund also changed. Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were initially announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated December 6, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Name [Text Block]	Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark.
Material Fund Change Objectives [Text Block]	Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark.
Material Fund Change Expenses [Text Block]	Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
Material Fund Change Strategies [Text Block]	Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark.
Material Fund Change Risks Change [Text Block]	As a result of these changes, certain principal risks of the Fund also changed.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000105107 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund(formerly, The Hartford Floating Rate High Income Fund)
Class Name	Class R4
Trading Symbol	HFHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$108	1.03%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Effective March 1, 2024, the Fund (formerly known as The Hartford Floating Rate High Income Fund) changed its name, objective, principal investment strategy, portfolio managers and benchmark. The commentary covers the period of March 1, 2024 through October 31, 2024. United States (U.S.) fixed income sectors generated positive total returns during the trailing eight-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index, for the trailing eight-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Asset Backed Securities (ABS), allocated primarily to Collateralized Loan Obligations (CLOs) was a strong contributor during the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), and Non-Agency Residential Mortgage-Backed Securities (NA RMBS) also contributed positively to performance.
  The Fund’s allocation to Bank Loans also contributed positively to returns over the period.
  The Fund’s allocation to Investment Grade Credit was a contributor over the period, driven by positioning within the Financials and Industrials sectors.
Top Detractors to Performance
  The Fund maintained a short duration position during the period while yields fell which detracted from performance.
  The Fund’s allocation to High Yield Credit was a detractor during the period, driven by positioning within the Industrials and Financials sectors.
  The Fund used derivatives on a limited basis during the period for risk management purposes. Overall, the use of derivatives detracted from relative performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	9.29%	3.90%)	3.63%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	11.21%	4.46%)	4.65%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective March 1, 2024, the Fund changed its performance index from the Morningstar LSTA US Leveraged Loan Index to the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index and added the Bloomberg US Aggregate Bond Index as its regulatory index. The ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s revised investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.

Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 145,623,849
Holdings Count | Holding	345
Advisory Fees Paid, Amount	$ 1,235,990
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$145,623,849%
Total number of portfolio holdings	$345%
Total investment management fees paid	$1,235,990%
Portfolio turnover rate	$114%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	45.6%
Corporate Bonds	24.0%
Senior Floating Rate Interests	12.7%
U.S. Government Agencies^	11.4%
Convertible Bonds	5.2%
Common Stocks	0.3%
Preferred Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark. As a result of these changes, certain principal risks of the Fund also changed. Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were initially announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated December 6, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Name [Text Block]	Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark.
Material Fund Change Objectives [Text Block]	Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark.
Material Fund Change Expenses [Text Block]	Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
Material Fund Change Strategies [Text Block]	Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark.
Material Fund Change Risks Change [Text Block]	As a result of these changes, certain principal risks of the Fund also changed.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000105108 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund(formerly, The Hartford Floating Rate High Income Fund)
Class Name	Class R5
Trading Symbol	HFHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$77	0.73%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Effective March 1, 2024, the Fund (formerly known as The Hartford Floating Rate High Income Fund) changed its name, objective, principal investment strategy, portfolio managers and benchmark. The commentary covers the period of March 1, 2024 through October 31, 2024. United States (U.S.) fixed income sectors generated positive total returns during the trailing eight-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index, for the trailing eight-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Asset Backed Securities (ABS), allocated primarily to Collateralized Loan Obligations (CLOs) was a strong contributor during the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), and Non-Agency Residential Mortgage-Backed Securities (NA RMBS) also contributed positively to performance.
  The Fund’s allocation to Bank Loans also contributed positively to returns over the period.
  The Fund’s allocation to Investment Grade Credit was a contributor over the period, driven by positioning within the Financials and Industrials sectors.
Top Detractors to Performance
  The Fund maintained a short duration position during the period while yields fell which detracted from performance.
  The Fund’s allocation to High Yield Credit was a detractor during the period, driven by positioning within the Industrials and Financials sectors.
  The Fund used derivatives on a limited basis during the period for risk management purposes. Overall, the use of derivatives detracted from relative performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	9.59%	4.21%)	4.05%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	11.21%	4.46%)	4.65%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective March 1, 2024, the Fund changed its performance index from the Morningstar LSTA US Leveraged Loan Index to the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index and added the Bloomberg US Aggregate Bond Index as its regulatory index. The ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s revised investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.

Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 145,623,849
Holdings Count | Holding	345
Advisory Fees Paid, Amount	$ 1,235,990
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$145,623,849%
Total number of portfolio holdings	$345%
Total investment management fees paid	$1,235,990%
Portfolio turnover rate	$114%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	45.6%
Corporate Bonds	24.0%
Senior Floating Rate Interests	12.7%
U.S. Government Agencies^	11.4%
Convertible Bonds	5.2%
Common Stocks	0.3%
Preferred Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark. As a result of these changes, certain principal risks of the Fund also changed. Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were initially announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated December 6, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Name [Text Block]	Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark.
Material Fund Change Objectives [Text Block]	Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark.
Material Fund Change Expenses [Text Block]	Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
Material Fund Change Strategies [Text Block]	Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark.
Material Fund Change Risks Change [Text Block]	As a result of these changes, certain principal risks of the Fund also changed.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000105109 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund(formerly, The Hartford Floating Rate High Income Fund)
Class Name	Class Y
Trading Symbol	HFHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Effective March 1, 2024, the Fund (formerly known as The Hartford Floating Rate High Income Fund) changed its name, objective, principal investment strategy, portfolio managers and benchmark. The commentary covers the period of March 1, 2024 through October 31, 2024. United States (U.S.) fixed income sectors generated positive total returns during the trailing eight-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index, for the trailing eight-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Asset Backed Securities (ABS), allocated primarily to Collateralized Loan Obligations (CLOs) was a strong contributor during the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), and Non-Agency Residential Mortgage-Backed Securities (NA RMBS) also contributed positively to performance.
  The Fund’s allocation to Bank Loans also contributed positively to returns over the period.
  The Fund’s allocation to Investment Grade Credit was a contributor over the period, driven by positioning within the Financials and Industrials sectors.
Top Detractors to Performance
  The Fund maintained a short duration position during the period while yields fell which detracted from performance.
  The Fund’s allocation to High Yield Credit was a detractor during the period, driven by positioning within the Industrials and Financials sectors.
  The Fund used derivatives on a limited basis during the period for risk management purposes. Overall, the use of derivatives detracted from relative performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	9.54%	4.16%)	3.92%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	11.21%	4.46%)	4.65%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective March 1, 2024, the Fund changed its performance index from the Morningstar LSTA US Leveraged Loan Index to the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index and added the Bloomberg US Aggregate Bond Index as its regulatory index. The ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s revised investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.

Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 145,623,849
Holdings Count | Holding	345
Advisory Fees Paid, Amount	$ 1,235,990
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$145,623,849%
Total number of portfolio holdings	$345%
Total investment management fees paid	$1,235,990%
Portfolio turnover rate	$114%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	45.6%
Corporate Bonds	24.0%
Senior Floating Rate Interests	12.7%
U.S. Government Agencies^	11.4%
Convertible Bonds	5.2%
Common Stocks	0.3%
Preferred Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark. As a result of these changes, certain principal risks of the Fund also changed. Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were initially announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated December 6, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Name [Text Block]	Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark.
Material Fund Change Objectives [Text Block]	Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark.
Material Fund Change Expenses [Text Block]	Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
Material Fund Change Strategies [Text Block]	Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark.
Material Fund Change Risks Change [Text Block]	As a result of these changes, certain principal risks of the Fund also changed.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185761 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund(formerly, The Hartford Floating Rate High Income Fund)
Class Name	Class F
Trading Symbol	HFHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Effective March 1, 2024, the Fund (formerly known as The Hartford Floating Rate High Income Fund) changed its name, objective, principal investment strategy, portfolio managers and benchmark. The commentary covers the period of March 1, 2024 through October 31, 2024. United States (U.S.) fixed income sectors generated positive total returns during the trailing eight-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index, for the trailing eight-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Asset Backed Securities (ABS), allocated primarily to Collateralized Loan Obligations (CLOs) was a strong contributor during the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), and Non-Agency Residential Mortgage-Backed Securities (NA RMBS) also contributed positively to performance.
  The Fund’s allocation to Bank Loans also contributed positively to returns over the period.
  The Fund’s allocation to Investment Grade Credit was a contributor over the period, driven by positioning within the Financials and Industrials sectors.
Top Detractors to Performance
  The Fund maintained a short duration position during the period while yields fell which detracted from performance.
  The Fund’s allocation to High Yield Credit was a detractor during the period, driven by positioning within the Industrials and Financials sectors.
  The Fund used derivatives on a limited basis during the period for risk management purposes. Overall, the use of derivatives detracted from relative performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	9.51%	4.18%)	3.91%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	11.21%	4.46%)	4.65%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective March 1, 2024, the Fund changed its performance index from the Morningstar LSTA US Leveraged Loan Index to the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index and added the Bloomberg US Aggregate Bond Index as its regulatory index. The ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s revised investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.

Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 145,623,849
Holdings Count | Holding	345
Advisory Fees Paid, Amount	$ 1,235,990
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$145,623,849%
Total number of portfolio holdings	$345%
Total investment management fees paid	$1,235,990%
Portfolio turnover rate	$114%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	45.6%
Corporate Bonds	24.0%
Senior Floating Rate Interests	12.7%
U.S. Government Agencies^	11.4%
Convertible Bonds	5.2%
Common Stocks	0.3%
Preferred Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark. As a result of these changes, certain principal risks of the Fund also changed. Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were initially announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated December 6, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Name [Text Block]	Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark.
Material Fund Change Objectives [Text Block]	Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark.
Material Fund Change Expenses [Text Block]	Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
Material Fund Change Strategies [Text Block]	Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark.
Material Fund Change Risks Change [Text Block]	As a result of these changes, certain principal risks of the Fund also changed.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000156246 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Sustainable Municipal Bond Fund
Class Name	Class A
Trading Symbol	HMKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Sustainable Municipal Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-exempt municipal bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated a positive total return during the trailing twelve-month period ended October 31, 2024. This index outperformed duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated general obligation municipal bonds (GOs) decreased during the twelve-month period ended October 31, 2024, as did the yield on 10-year Treasuries. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within high-yield revenue bonds was the primary driver of relative performance, particularly in healthcare and sales tax.
  Security selection within investment-grade revenue bonds was also additive, specifically in healthcare, education, and utilities.
  The Fund’s overweight duration positioning contributed modestly to relative results as the municipal bond curve rallied over the period.
Top Detractors to Performance
  The primary detractor from relative performance was the Fund’s overweight allocation to high-yield revenue bonds as the sector underperformed duration equivalent treasuries.
  The Fund’s underweight positions to investment-grade GO bonds, both state and local, also detracted from relative performance.
We believe it is difficult to quantify the impact of sustainability considerations on the Fund’s performance given the slow-moving nature of certain ESG risks.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (May 29, 2015)
Class A (with 4.50% maximum front-end sales charge)	5.86%	(0.16)%	1.78%
Class A (without 4.50% maximum front-end sales charge)	10.85%	0.76%)	2.27%
Bloomberg Municipal Bond Index	9.70%	1.05%)	2.36%

Performance Inception Date	May 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 86,473,736
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 310,252
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$86,473,736%
Total number of portfolio holdings (excluding derivatives, if any)	$278%
Total investment management fees paid	$310,252%
Portfolio turnover rate	$23%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	15.8%
Medical	14.8%
School District	9.9%
Transportation	9.7%
Single Family Housing	8.5%
Nursing Homes	8.1%
Power	6.2%
General Obligation	4.7%
Education	3.6%
Higher Education	3.2%
Water	3.0%
Student Loan	2.8%
Airport	2.1%
Housing	1.8%
Utilities	1.2%
Development	1.1%
Pollution	0.9%
Other*	0.6%
Multifamily Housing	0.3%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.6%
Total	100.0%
*	Other includes securities that are not municipal bonds, such as Commercial Mortgage-Backed Securities.

C000156247 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Sustainable Municipal Bond Fund
Class Name	Class C
Trading Symbol	HMKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Sustainable Municipal Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.44%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-exempt municipal bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated a positive total return during the trailing twelve-month period ended October 31, 2024. This index outperformed duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated general obligation municipal bonds (GOs) decreased during the twelve-month period ended October 31, 2024, as did the yield on 10-year Treasuries. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within high-yield revenue bonds was the primary driver of relative performance, particularly in healthcare and sales tax.
  Security selection within investment-grade revenue bonds was also additive, specifically in healthcare, education, and utilities.
  The Fund’s overweight duration positioning contributed modestly to relative results as the municipal bond curve rallied over the period.
Top Detractors to Performance
  The primary detractor from relative performance was the Fund’s overweight allocation to high-yield revenue bonds as the sector underperformed duration equivalent treasuries.
  The Fund’s underweight positions to investment-grade GO bonds, both state and local, also detracted from relative performance.
We believe it is difficult to quantify the impact of sustainability considerations on the Fund’s performance given the slow-moving nature of certain ESG risks.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (May 29, 2015)
Class C (with 1.00% contingent deferred sales charge)	8.92%	(0.03)%	1.70%
Class C (without 1.00% contingent deferred sales charge)	9.92%	(0.03)%	1.70%
Bloomberg Municipal Bond Index	9.70%	1.05%)	2.36%

Performance Inception Date	May 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 86,473,736
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 310,252
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$86,473,736%
Total number of portfolio holdings (excluding derivatives, if any)	$278%
Total investment management fees paid	$310,252%
Portfolio turnover rate	$23%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	15.8%
Medical	14.8%
School District	9.9%
Transportation	9.7%
Single Family Housing	8.5%
Nursing Homes	8.1%
Power	6.2%
General Obligation	4.7%
Education	3.6%
Higher Education	3.2%
Water	3.0%
Student Loan	2.8%
Airport	2.1%
Housing	1.8%
Utilities	1.2%
Development	1.1%
Pollution	0.9%
Other*	0.6%
Multifamily Housing	0.3%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.6%
Total	100.0%
*	Other includes securities that are not municipal bonds, such as Commercial Mortgage-Backed Securities.

C000156248 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Sustainable Municipal Bond Fund
Class Name	Class I
Trading Symbol	HMKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Sustainable Municipal Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-exempt municipal bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated a positive total return during the trailing twelve-month period ended October 31, 2024. This index outperformed duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated general obligation municipal bonds (GOs) decreased during the twelve-month period ended October 31, 2024, as did the yield on 10-year Treasuries. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within high-yield revenue bonds was the primary driver of relative performance, particularly in healthcare and sales tax.
  Security selection within investment-grade revenue bonds was also additive, specifically in healthcare, education, and utilities.
  The Fund’s overweight duration positioning contributed modestly to relative results as the municipal bond curve rallied over the period.
Top Detractors to Performance
  The primary detractor from relative performance was the Fund’s overweight allocation to high-yield revenue bonds as the sector underperformed duration equivalent treasuries.
  The Fund’s underweight positions to investment-grade GO bonds, both state and local, also detracted from relative performance.
We believe it is difficult to quantify the impact of sustainability considerations on the Fund’s performance given the slow-moving nature of certain ESG risks.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (May 29, 2015)
Class I	11.01%	0.99%	2.51%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.36%

Performance Inception Date	May 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 86,473,736
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 310,252
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$86,473,736%
Total number of portfolio holdings (excluding derivatives, if any)	$278%
Total investment management fees paid	$310,252%
Portfolio turnover rate	$23%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	15.8%
Medical	14.8%
School District	9.9%
Transportation	9.7%
Single Family Housing	8.5%
Nursing Homes	8.1%
Power	6.2%
General Obligation	4.7%
Education	3.6%
Higher Education	3.2%
Water	3.0%
Student Loan	2.8%
Airport	2.1%
Housing	1.8%
Utilities	1.2%
Development	1.1%
Pollution	0.9%
Other*	0.6%
Multifamily Housing	0.3%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.6%
Total	100.0%
*	Other includes securities that are not municipal bonds, such as Commercial Mortgage-Backed Securities.

C000185771 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Sustainable Municipal Bond Fund
Class Name	Class F
Trading Symbol	HMKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Sustainable Municipal Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-exempt municipal bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated a positive total return during the trailing twelve-month period ended October 31, 2024. This index outperformed duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated general obligation municipal bonds (GOs) decreased during the twelve-month period ended October 31, 2024, as did the yield on 10-year Treasuries. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within high-yield revenue bonds was the primary driver of relative performance, particularly in healthcare and sales tax.
  Security selection within investment-grade revenue bonds was also additive, specifically in healthcare, education, and utilities.
  The Fund’s overweight duration positioning contributed modestly to relative results as the municipal bond curve rallied over the period.
Top Detractors to Performance
  The primary detractor from relative performance was the Fund’s overweight allocation to high-yield revenue bonds as the sector underperformed duration equivalent treasuries.
  The Fund’s underweight positions to investment-grade GO bonds, both state and local, also detracted from relative performance.
We believe it is difficult to quantify the impact of sustainability considerations on the Fund’s performance given the slow-moving nature of certain ESG risks.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (May 29, 2015)
Class F	11.09%	1.06%	2.56%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.36%

Performance Inception Date	May 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 86,473,736
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 310,252
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$86,473,736%
Total number of portfolio holdings (excluding derivatives, if any)	$278%
Total investment management fees paid	$310,252%
Portfolio turnover rate	$23%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	15.8%
Medical	14.8%
School District	9.9%
Transportation	9.7%
Single Family Housing	8.5%
Nursing Homes	8.1%
Power	6.2%
General Obligation	4.7%
Education	3.6%
Higher Education	3.2%
Water	3.0%
Student Loan	2.8%
Airport	2.1%
Housing	1.8%
Utilities	1.2%
Development	1.1%
Pollution	0.9%
Other*	0.6%
Multifamily Housing	0.3%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.6%
Total	100.0%
*	Other includes securities that are not municipal bonds, such as Commercial Mortgage-Backed Securities.

C000156249 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Municipal Short Duration Fund
Class Name	Class A
Trading Symbol	HMJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Municipal Short Duration Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-exempt municipal bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated a positive total return during the trailing twelve-month period ended October 31, 2024. This index outperformed duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated general obligation municipal bonds (GOs) decreased during the twelve-month period ended October 31, 2024, as did the yield on 10-year Treasuries. Fund performance described below is relative to the Fund’s performance index, the Bloomberg Municipal Bond Short 1-5 Year Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within investment-grade revenue bonds was the primary contributor to relative performance, particularly in transportation, housing, healthcare, and special tax.
  Security selection in high-yield revenue bonds was also additive, specifically in healthcare, and sales tax.
Top Detractors to Performance
  Duration and yield curve positioning were the largest detractors from relative returns. The Fund was positioned underweight to front-end partials which tightened over the period.
  Underweights to investment-grade GO bonds, both state and local, also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (May 29, 2015)
Class A (with 4.50% maximum front-end sales charge)	0.80%	0.11%	0.84%
Class A (without 4.50% maximum front-end sales charge)	5.55%	1.03%	1.34%
Bloomberg Municipal Bond Short 1-5 Year Index	5.37%	1.16%	1.43%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.36%

Performance Inception Date	May 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 37,368,014
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 135,886
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$37,368,014%
Total number of portfolio holdings (excluding derivatives, if any)	$161%
Total investment management fees paid	$135,886%
Portfolio turnover rate	$21%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	26.7%
Airport	9.4%
Transportation	9.4%
General Obligation	9.1%
Single Family Housing	7.6%
Medical	6.1%
Power	5.4%
School District	4.8%
Higher Education	4.0%
Development	3.0%
Education	2.2%
Nursing Homes	2.2%
Water	1.8%
Housing	1.5%
Bond Bank	1.4%
Student Loan	1.0%
Facilities	0.6%
Tobacco	0.2%
Utilities	0.2%
Multifamily Housing	0.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.7%
Total	100.0%

C000156250 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Municipal Short Duration Fund
Class Name	Class C
Trading Symbol	HMJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Municipal Short Duration Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$147	1.44%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-exempt municipal bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated a positive total return during the trailing twelve-month period ended October 31, 2024. This index outperformed duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated general obligation municipal bonds (GOs) decreased during the twelve-month period ended October 31, 2024, as did the yield on 10-year Treasuries. Fund performance described below is relative to the Fund’s performance index, the Bloomberg Municipal Bond Short 1-5 Year Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within investment-grade revenue bonds was the primary contributor to relative performance, particularly in transportation, housing, healthcare, and special tax.
  Security selection in high-yield revenue bonds was also additive, specifically in healthcare, and sales tax.
Top Detractors to Performance
  Duration and yield curve positioning were the largest detractors from relative returns. The Fund was positioned underweight to front-end partials which tightened over the period.
  Underweights to investment-grade GO bonds, both state and local, also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (May 29, 2015)
Class C (with 1.00% contingent deferred sales charge)	3.77%	0.28%	0.76%
Class C (without 1.00% contingent deferred sales charge)	4.77%	0.28%	0.76%
Bloomberg Municipal Bond Short 1-5 Year Index	5.37%	1.16%	1.43%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.36%

Performance Inception Date	May 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 37,368,014
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 135,886
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$37,368,014%
Total number of portfolio holdings (excluding derivatives, if any)	$161%
Total investment management fees paid	$135,886%
Portfolio turnover rate	$21%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	26.7%
Airport	9.4%
Transportation	9.4%
General Obligation	9.1%
Single Family Housing	7.6%
Medical	6.1%
Power	5.4%
School District	4.8%
Higher Education	4.0%
Development	3.0%
Education	2.2%
Nursing Homes	2.2%
Water	1.8%
Housing	1.5%
Bond Bank	1.4%
Student Loan	1.0%
Facilities	0.6%
Tobacco	0.2%
Utilities	0.2%
Multifamily Housing	0.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.7%
Total	100.0%

C000156251 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Municipal Short Duration Fund
Class Name	Class I
Trading Symbol	HMJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Municipal Short Duration Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-exempt municipal bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated a positive total return during the trailing twelve-month period ended October 31, 2024. This index outperformed duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated general obligation municipal bonds (GOs) decreased during the twelve-month period ended October 31, 2024, as did the yield on 10-year Treasuries. Fund performance described below is relative to the Fund’s performance index, the Bloomberg Municipal Bond Short 1-5 Year Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within investment-grade revenue bonds was the primary contributor to relative performance, particularly in transportation, housing, healthcare, and special tax.
  Security selection in high-yield revenue bonds was also additive, specifically in healthcare, and sales tax.
Top Detractors to Performance
  Duration and yield curve positioning were the largest detractors from relative returns. The Fund was positioned underweight to front-end partials which tightened over the period.
  Underweights to investment-grade GO bonds, both state and local, also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (May 29, 2015)
Class I	5.74%	1.24%	1.56%
Bloomberg Municipal Bond Short 1-5 Year Index	5.37%	1.16%	1.43%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.36%

Performance Inception Date	May 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 37,368,014
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 135,886
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$37,368,014%
Total number of portfolio holdings (excluding derivatives, if any)	$161%
Total investment management fees paid	$135,886%
Portfolio turnover rate	$21%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	26.7%
Airport	9.4%
Transportation	9.4%
General Obligation	9.1%
Single Family Housing	7.6%
Medical	6.1%
Power	5.4%
School District	4.8%
Higher Education	4.0%
Development	3.0%
Education	2.2%
Nursing Homes	2.2%
Water	1.8%
Housing	1.5%
Bond Bank	1.4%
Student Loan	1.0%
Facilities	0.6%
Tobacco	0.2%
Utilities	0.2%
Multifamily Housing	0.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.7%
Total	100.0%

C000185773 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Municipal Short Duration Fund
Class Name	Class F
Trading Symbol	HMJFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Municipal Short Duration Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-exempt municipal bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated a positive total return during the trailing twelve-month period ended October 31, 2024. This index outperformed duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated general obligation municipal bonds (GOs) decreased during the twelve-month period ended October 31, 2024, as did the yield on 10-year Treasuries. Fund performance described below is relative to the Fund’s performance index, the Bloomberg Municipal Bond Short 1-5 Year Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within investment-grade revenue bonds was the primary contributor to relative performance, particularly in transportation, housing, healthcare, and special tax.
  Security selection in high-yield revenue bonds was also additive, specifically in healthcare, and sales tax.
Top Detractors to Performance
  Duration and yield curve positioning were the largest detractors from relative returns. The Fund was positioned underweight to front-end partials which tightened over the period.
  Underweights to investment-grade GO bonds, both state and local, also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (May 29, 2015)
Class F	5.93%	1.33%	1.62%
Bloomberg Municipal Bond Short 1-5 Year Index	5.37%	1.16%	1.43%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.36%

Performance Inception Date	May 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 37,368,014
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 135,886
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$37,368,014%
Total number of portfolio holdings (excluding derivatives, if any)	$161%
Total investment management fees paid	$135,886%
Portfolio turnover rate	$21%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	26.7%
Airport	9.4%
Transportation	9.4%
General Obligation	9.1%
Single Family Housing	7.6%
Medical	6.1%
Power	5.4%
School District	4.8%
Higher Education	4.0%
Development	3.0%
Education	2.2%
Nursing Homes	2.2%
Water	1.8%
Housing	1.5%
Bond Bank	1.4%
Student Loan	1.0%
Facilities	0.6%
Tobacco	0.2%
Utilities	0.2%
Multifamily Housing	0.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.7%
Total	100.0%

C000166660 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class A
Trading Symbol	HEOMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.17%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. During the period, within the MSCI ACWI Index (Net), clean energy and energy efficiency companies performed well while electric vehicle companies struggled due to fading demand. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Industrials sector was the primary contributor to relative returns during the period.
  Sector allocation was also positive with strength within the Industrials, Health Care, and Energy sectors.
  Top relative individual contributors over the period were an overweight position in Vertiv Holdings (Industrials), an out-of-benchmark allocation to Acuity Brands (Industrials) and ARM Holdings (Industrials), and an overweight position in Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by selection within the Information Technology, Utilities, Consumer Discretionary and Financials sectors.
  Sector allocation also detracted from results within the Information Technology, Financials, and Communication Services sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), owning Vestas Wind Systems (Industrials) and overweight positions in Enphase Energy (Information Technology) and Samsung SDI C. (Information Technology).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 29, 2016)
Class A (with 5.50% maximum front-end sales charge)	21.54%	10.13%	10.24%
Class A (without 5.50% maximum front-end sales charge)	28.62%	11.38%	10.96%
MSCI ACWI Index (Net)	32.79%	11.08%	11.69%

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 133,306,341
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 834,616
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$133,306,341%
Total number of portfolio holdings (excluding derivatives, if any)	$93%
Total investment management fees paid	$834,616%
Portfolio turnover rate	$108%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	47.4%
Information Technology	13.1%
Consumer Discretionary	10.1%
Utilities	9.2%
Financials	7.8%
Materials	3.5%
Communication Services	2.3%
Consumer Staples	2.3%
Real Estate	0.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000166661 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class C
Trading Symbol	HEONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$221	1.94%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. During the period, within the MSCI ACWI Index (Net), clean energy and energy efficiency companies performed well while electric vehicle companies struggled due to fading demand. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Industrials sector was the primary contributor to relative returns during the period.
  Sector allocation was also positive with strength within the Industrials, Health Care, and Energy sectors.
  Top relative individual contributors over the period were an overweight position in Vertiv Holdings (Industrials), an out-of-benchmark allocation to Acuity Brands (Industrials) and ARM Holdings (Industrials), and an overweight position in Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by selection within the Information Technology, Utilities, Consumer Discretionary and Financials sectors.
  Sector allocation also detracted from results within the Information Technology, Financials, and Communication Services sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), owning Vestas Wind Systems (Industrials) and overweight positions in Enphase Energy (Information Technology) and Samsung SDI C. (Information Technology).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 29, 2016)
Class C (with 1.00% contingent deferred sales charge)	26.65%	10.51%	10.41%
Class C (without 1.00% contingent deferred sales charge)	27.65%	10.51%	10.41%
MSCI ACWI Index (Net)	32.79%	11.08%	11.69%

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 133,306,341
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 834,616
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$133,306,341%
Total number of portfolio holdings (excluding derivatives, if any)	$93%
Total investment management fees paid	$834,616%
Portfolio turnover rate	$108%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	47.4%
Information Technology	13.1%
Consumer Discretionary	10.1%
Utilities	9.2%
Financials	7.8%
Materials	3.5%
Communication Services	2.3%
Consumer Staples	2.3%
Real Estate	0.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000166662 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class I
Trading Symbol	HEOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.89%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. During the period, within the MSCI ACWI Index (Net), clean energy and energy efficiency companies performed well while electric vehicle companies struggled due to fading demand. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Industrials sector was the primary contributor to relative returns during the period.
  Sector allocation was also positive with strength within the Industrials, Health Care, and Energy sectors.
  Top relative individual contributors over the period were an overweight position in Vertiv Holdings (Industrials), an out-of-benchmark allocation to Acuity Brands (Industrials) and ARM Holdings (Industrials), and an overweight position in Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by selection within the Information Technology, Utilities, Consumer Discretionary and Financials sectors.
  Sector allocation also detracted from results within the Information Technology, Financials, and Communication Services sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), owning Vestas Wind Systems (Industrials) and overweight positions in Enphase Energy (Information Technology) and Samsung SDI C. (Information Technology).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 29, 2016)
Class I	28.99%	11.70%	11.28%
MSCI ACWI Index (Net)	32.79%	11.08%	11.69%

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 133,306,341
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 834,616
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$133,306,341%
Total number of portfolio holdings (excluding derivatives, if any)	$93%
Total investment management fees paid	$834,616%
Portfolio turnover rate	$108%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	47.4%
Information Technology	13.1%
Consumer Discretionary	10.1%
Utilities	9.2%
Financials	7.8%
Materials	3.5%
Communication Services	2.3%
Consumer Staples	2.3%
Real Estate	0.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000166663 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class R3
Trading Symbol	HEORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$161	1.41%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. During the period, within the MSCI ACWI Index (Net), clean energy and energy efficiency companies performed well while electric vehicle companies struggled due to fading demand. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Industrials sector was the primary contributor to relative returns during the period.
  Sector allocation was also positive with strength within the Industrials, Health Care, and Energy sectors.
  Top relative individual contributors over the period were an overweight position in Vertiv Holdings (Industrials), an out-of-benchmark allocation to Acuity Brands (Industrials) and ARM Holdings (Industrials), and an overweight position in Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by selection within the Information Technology, Utilities, Consumer Discretionary and Financials sectors.
  Sector allocation also detracted from results within the Information Technology, Financials, and Communication Services sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), owning Vestas Wind Systems (Industrials) and overweight positions in Enphase Energy (Information Technology) and Samsung SDI C. (Information Technology).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 29, 2016)
Class R3	28.25%	11.30%	11.03%
MSCI ACWI Index (Net)	32.79%	11.08%	11.69%

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 133,306,341
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 834,616
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$133,306,341%
Total number of portfolio holdings (excluding derivatives, if any)	$93%
Total investment management fees paid	$834,616%
Portfolio turnover rate	$108%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	47.4%
Information Technology	13.1%
Consumer Discretionary	10.1%
Utilities	9.2%
Financials	7.8%
Materials	3.5%
Communication Services	2.3%
Consumer Staples	2.3%
Real Estate	0.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000166664 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class R4
Trading Symbol	HEOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$110	0.96%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. During the period, within the MSCI ACWI Index (Net), clean energy and energy efficiency companies performed well while electric vehicle companies struggled due to fading demand. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection within the Industrials sector was the primary contributor to relative returns during the period.
Sector allocation was also positive with strength within the Industrials, Health Care, and Energy sectors.
Top relative individual contributors over the period were an overweight position in Vertiv Holdings (Industrials), an out-of-benchmark allocation to Acuity Brands (Industrials) and ARM Holdings (Industrials), and an overweight position in Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
Security selection detracted from relative performance during the period, driven by selection within the Information Technology, Utilities, Consumer Discretionary and Financials sectors.
Sector allocation also detracted from results within the Information Technology, Financials, and Communication Services sectors.
The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), owning Vestas Wind Systems (Industrials) and overweight positions in Enphase Energy (Information Technology) and Samsung SDI C. (Information Technology).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 29, 2016)
Class R4	28.88%	11.56%	11.12%
MSCI ACWI Index (Net)	32.79%	11.08%	11.69%

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 133,306,341
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 834,616
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$133,306,341%
Total number of portfolio holdings (excluding derivatives, if any)	$93%
Total investment management fees paid	$834,616%
Portfolio turnover rate	$108%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	47.4%
Information Technology	13.1%
Consumer Discretionary	10.1%
Utilities	9.2%
Financials	7.8%
Materials	3.5%
Communication Services	2.3%
Consumer Staples	2.3%
Real Estate	0.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000166665 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class R5
Trading Symbol	HEOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$93	0.81%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. During the period, within the MSCI ACWI Index (Net), clean energy and energy efficiency companies performed well while electric vehicle companies struggled due to fading demand. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Industrials sector was the primary contributor to relative returns during the period.
  Sector allocation was also positive with strength within the Industrials, Health Care, and Energy sectors.
  Top relative individual contributors over the period were an overweight position in Vertiv Holdings (Industrials), an out-of-benchmark allocation to Acuity Brands (Industrials) and ARM Holdings (Industrials), and an overweight position in Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by selection within the Information Technology, Utilities, Consumer Discretionary and Financials sectors.
  Sector allocation also detracted from results within the Information Technology, Financials, and Communication Services sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), owning Vestas Wind Systems (Industrials) and overweight positions in Enphase Energy (Information Technology) and Samsung SDI C. (Information Technology).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 29, 2016)
Class R5	29.06%	11.76%	11.30%
MSCI ACWI Index (Net)	32.79%	11.08%	11.69%

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 133,306,341
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 834,616
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$133,306,341%
Total number of portfolio holdings (excluding derivatives, if any)	$93%
Total investment management fees paid	$834,616%
Portfolio turnover rate	$108%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	47.4%
Information Technology	13.1%
Consumer Discretionary	10.1%
Utilities	9.2%
Financials	7.8%
Materials	3.5%
Communication Services	2.3%
Consumer Staples	2.3%
Real Estate	0.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000166666 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class R6
Trading Symbol	HEOVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$79	0.69%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. During the period, within the MSCI ACWI Index (Net), clean energy and energy efficiency companies performed well while electric vehicle companies struggled due to fading demand. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Industrials sector was the primary contributor to relative returns during the period.
  Sector allocation was also positive with strength within the Industrials, Health Care, and Energy sectors.
  Top relative individual contributors over the period were an overweight position in Vertiv Holdings (Industrials), an out-of-benchmark allocation to Acuity Brands (Industrials) and ARM Holdings (Industrials), and an overweight position in Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by selection within the Information Technology, Utilities, Consumer Discretionary and Financials sectors.
  Sector allocation also detracted from results within the Information Technology, Financials, and Communication Services sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), owning Vestas Wind Systems (Industrials) and overweight positions in Enphase Energy (Information Technology) and Samsung SDI C. (Information Technology).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 29, 2016)
Class R6	29.18%	11.88%	11.43%
MSCI ACWI Index (Net)	32.79%	11.08%	11.69%

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 133,306,341
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 834,616
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$133,306,341%
Total number of portfolio holdings (excluding derivatives, if any)	$93%
Total investment management fees paid	$834,616%
Portfolio turnover rate	$108%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	47.4%
Information Technology	13.1%
Consumer Discretionary	10.1%
Utilities	9.2%
Financials	7.8%
Materials	3.5%
Communication Services	2.3%
Consumer Staples	2.3%
Real Estate	0.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000166667 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class Y
Trading Symbol	HEOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$90	0.79%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. During the period, within the MSCI ACWI Index (Net), clean energy and energy efficiency companies performed well while electric vehicle companies struggled due to fading demand. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Industrials sector was the primary contributor to relative returns during the period.
  Sector allocation was also positive with strength within the Industrials, Health Care, and Energy sectors.
  Top relative individual contributors over the period were an overweight position in Vertiv Holdings (Industrials), an out-of-benchmark allocation to Acuity Brands (Industrials) and ARM Holdings (Industrials), and an overweight position in Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by selection within the Information Technology, Utilities, Consumer Discretionary and Financials sectors.
  Sector allocation also detracted from results within the Information Technology, Financials, and Communication Services sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), owning Vestas Wind Systems (Industrials) and overweight positions in Enphase Energy (Information Technology) and Samsung SDI C. (Information Technology).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 29, 2016)
Class Y	29.03%	11.78%	11.35%
MSCI ACWI Index (Net)	32.79%	11.08%	11.69%

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 133,306,341
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 834,616
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$133,306,341%
Total number of portfolio holdings (excluding derivatives, if any)	$93%
Total investment management fees paid	$834,616%
Portfolio turnover rate	$108%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	47.4%
Information Technology	13.1%
Consumer Discretionary	10.1%
Utilities	9.2%
Financials	7.8%
Materials	3.5%
Communication Services	2.3%
Consumer Staples	2.3%
Real Estate	0.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185775 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class F
Trading Symbol	HEOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$79	0.69%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. During the period, within the MSCI ACWI Index (Net), clean energy and energy efficiency companies performed well while electric vehicle companies struggled due to fading demand. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Industrials sector was the primary contributor to relative returns during the period.
  Sector allocation was also positive with strength within the Industrials, Health Care, and Energy sectors.
  Top relative individual contributors over the period were an overweight position in Vertiv Holdings (Industrials), an out-of-benchmark allocation to Acuity Brands (Industrials) and ARM Holdings (Industrials), and an overweight position in Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by selection within the Information Technology, Utilities, Consumer Discretionary and Financials sectors.
  Sector allocation also detracted from results within the Information Technology, Financials, and Communication Services sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), owning Vestas Wind Systems (Industrials) and overweight positions in Enphase Energy (Information Technology) and Samsung SDI C. (Information Technology).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 29, 2016)
Class F	29.19%	11.90%	11.41%
MSCI ACWI Index (Net)	32.79%	11.08%	11.69%

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 133,306,341
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 834,616
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$133,306,341%
Total number of portfolio holdings (excluding derivatives, if any)	$93%
Total investment management fees paid	$834,616%
Portfolio turnover rate	$108%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	47.4%
Information Technology	13.1%
Consumer Discretionary	10.1%
Utilities	9.2%
Financials	7.8%
Materials	3.5%
Communication Services	2.3%
Consumer Staples	2.3%
Real Estate	0.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000175596 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class A
Trading Symbol	HGXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$138	1.19%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Industrials, Consumer Discretionary, and Materials sectors.
  Top relative individual contributors over the period were overweight positions in GoDaddy (Information Technology), Trane Technologies (Industrials) and Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection within the Financials, Communication Services, and Information Technology sectors detracted from relative performance.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and overweight positions in Agilon Health (Healthcare) and Globe Life (Financials).
  Sector allocation, a result of our bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare sector and underweight to the Information Technology sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 28, 2017)
Class A (with 5.50% maximum front-end sales charge)	24.29%	6.54%	8.24%
Class A (without 5.50% maximum front-end sales charge)	31.52%	7.75%	9.04%
MSCI ACWI Index (Net)	32.79%	11.08%	10.44%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 241,637,586
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,363,738
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$241,637,586%
Total number of portfolio holdings (excluding derivatives, if any)	$64%
Total investment management fees paid	$1,363,738%
Portfolio turnover rate	$36%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	66.3%
United Kingdom	6.1%
Switzerland	3.5%
Netherlands	3.4%
Japan	3.1%
Taiwan	3.1%
South Africa	2.3%
Brazil	1.5%
Germany	1.3%
India	1.3%
Other**	5.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its impact investing criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its impact investing criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.

Material Fund Change Risks Change [Text Block]	Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000175597 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class C
Trading Symbol	HGXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$224	1.94%

Expenses Paid, Amount	$ 224
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Industrials, Consumer Discretionary, and Materials sectors.
  Top relative individual contributors over the period were overweight positions in GoDaddy (Information Technology), Trane Technologies (Industrials) and Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection within the Financials, Communication Services, and Information Technology sectors detracted from relative performance.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and overweight positions in Agilon Health (Healthcare) and Globe Life (Financials).
  Sector allocation, a result of our bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare sector and underweight to the Information Technology sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 28, 2017)
Class C (with 1.00% contingent deferred sales charge)	29.52%	6.96%	8.30%
Class C (without 1.00% contingent deferred sales charge)	30.52%	6.96%	8.30%
MSCI ACWI Index (Net)	32.79%	11.08%	10.44%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 241,637,586
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,363,738
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$241,637,586%
Total number of portfolio holdings (excluding derivatives, if any)	$64%
Total investment management fees paid	$1,363,738%
Portfolio turnover rate	$36%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	66.3%
United Kingdom	6.1%
Switzerland	3.5%
Netherlands	3.4%
Japan	3.1%
Taiwan	3.1%
South Africa	2.3%
Brazil	1.5%
Germany	1.3%
India	1.3%
Other**	5.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its impact investing criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its impact investing criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.

Material Fund Change Risks Change [Text Block]	Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000175598 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class I
Trading Symbol	HGXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.87%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Industrials, Consumer Discretionary, and Materials sectors.
  Top relative individual contributors over the period were overweight positions in GoDaddy (Information Technology), Trane Technologies (Industrials) and Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection within the Financials, Communication Services, and Information Technology sectors detracted from relative performance.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and overweight positions in Agilon Health (Healthcare) and Globe Life (Financials).
  Sector allocation, a result of our bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare sector and underweight to the Information Technology sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 28, 2017)
Class I	31.86%	8.10%	9.42%
MSCI ACWI Index (Net)	32.79%	11.08%	10.44%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 241,637,586
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,363,738
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$241,637,586%
Total number of portfolio holdings (excluding derivatives, if any)	$64%
Total investment management fees paid	$1,363,738%
Portfolio turnover rate	$36%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	66.3%
United Kingdom	6.1%
Switzerland	3.5%
Netherlands	3.4%
Japan	3.1%
Taiwan	3.1%
South Africa	2.3%
Brazil	1.5%
Germany	1.3%
India	1.3%
Other**	5.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its impact investing criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its impact investing criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.

Material Fund Change Risks Change [Text Block]	Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000175599 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class R3
Trading Symbol	HGXRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$163	1.41%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Industrials, Consumer Discretionary, and Materials sectors.
  Top relative individual contributors over the period were overweight positions in GoDaddy (Information Technology), Trane Technologies (Industrials) and Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection within the Financials, Communication Services, and Information Technology sectors detracted from relative performance.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and overweight positions in Agilon Health (Healthcare) and Globe Life (Financials).
  Sector allocation, a result of our bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare sector and underweight to the Information Technology sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 28, 2017)
Class R3	31.14%	7.52%	8.91%
MSCI ACWI Index (Net)	32.79%	11.08%	10.44%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 241,637,586
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,363,738
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$241,637,586%
Total number of portfolio holdings (excluding derivatives, if any)	$64%
Total investment management fees paid	$1,363,738%
Portfolio turnover rate	$36%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	66.3%
United Kingdom	6.1%
Switzerland	3.5%
Netherlands	3.4%
Japan	3.1%
Taiwan	3.1%
South Africa	2.3%
Brazil	1.5%
Germany	1.3%
India	1.3%
Other**	5.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its impact investing criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its impact investing criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.

Material Fund Change Risks Change [Text Block]	Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000175600 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class R4
Trading Symbol	HGXSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$129	1.11%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Industrials, Consumer Discretionary, and Materials sectors.
  Top relative individual contributors over the period were overweight positions in GoDaddy (Information Technology), Trane Technologies (Industrials) and Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection within the Financials, Communication Services, and Information Technology sectors detracted from relative performance.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and overweight positions in Agilon Health (Healthcare) and Globe Life (Financials).
  Sector allocation, a result of our bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare sector and underweight to the Information Technology sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 28, 2017)
Class R4	31.60%	7.86%	9.16%
MSCI ACWI Index (Net)	32.79%	11.08%	10.44%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 241,637,586
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,363,738
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$241,637,586%
Total number of portfolio holdings (excluding derivatives, if any)	$64%
Total investment management fees paid	$1,363,738%
Portfolio turnover rate	$36%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	66.3%
United Kingdom	6.1%
Switzerland	3.5%
Netherlands	3.4%
Japan	3.1%
Taiwan	3.1%
South Africa	2.3%
Brazil	1.5%
Germany	1.3%
India	1.3%
Other**	5.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its impact investing criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its impact investing criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.

Material Fund Change Risks Change [Text Block]	Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000175601 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class R5
Trading Symbol	HGXTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$94	0.81%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Industrials, Consumer Discretionary, and Materials sectors.
  Top relative individual contributors over the period were overweight positions in GoDaddy (Information Technology), Trane Technologies (Industrials) and Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection within the Financials, Communication Services, and Information Technology sectors detracted from relative performance.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and overweight positions in Agilon Health (Healthcare) and Globe Life (Financials).
  Sector allocation, a result of our bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare sector and underweight to the Information Technology sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 28, 2017)
Class R5	31.90%	8.15%	9.43%
MSCI ACWI Index (Net)	32.79%	11.08%	10.44%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 241,637,586
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,363,738
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$241,637,586%
Total number of portfolio holdings (excluding derivatives, if any)	$64%
Total investment management fees paid	$1,363,738%
Portfolio turnover rate	$36%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	66.3%
United Kingdom	6.1%
Switzerland	3.5%
Netherlands	3.4%
Japan	3.1%
Taiwan	3.1%
South Africa	2.3%
Brazil	1.5%
Germany	1.3%
India	1.3%
Other**	5.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its impact investing criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its impact investing criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.

Material Fund Change Risks Change [Text Block]	Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000175602 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class R6
Trading Symbol	HGXVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$80	0.69%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Industrials, Consumer Discretionary, and Materials sectors.
  Top relative individual contributors over the period were overweight positions in GoDaddy (Information Technology), Trane Technologies (Industrials) and Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection within the Financials, Communication Services, and Information Technology sectors detracted from relative performance.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and overweight positions in Agilon Health (Healthcare) and Globe Life (Financials).
  Sector allocation, a result of our bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare sector and underweight to the Information Technology sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 28, 2017)
Class R6	32.11%	8.28%	9.55%
MSCI ACWI Index (Net)	32.79%	11.08%	10.44%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 241,637,586
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,363,738
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$241,637,586%
Total number of portfolio holdings (excluding derivatives, if any)	$64%
Total investment management fees paid	$1,363,738%
Portfolio turnover rate	$36%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	66.3%
United Kingdom	6.1%
Switzerland	3.5%
Netherlands	3.4%
Japan	3.1%
Taiwan	3.1%
South Africa	2.3%
Brazil	1.5%
Germany	1.3%
India	1.3%
Other**	5.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its impact investing criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its impact investing criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.

Material Fund Change Risks Change [Text Block]	Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000175603 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class Y
Trading Symbol	HGXYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$92	0.79%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Industrials, Consumer Discretionary, and Materials sectors.
  Top relative individual contributors over the period were overweight positions in GoDaddy (Information Technology), Trane Technologies (Industrials) and Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection within the Financials, Communication Services, and Information Technology sectors detracted from relative performance.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and overweight positions in Agilon Health (Healthcare) and Globe Life (Financials).
  Sector allocation, a result of our bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare sector and underweight to the Information Technology sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 28, 2017)
Class Y	31.93%	8.24%	9.50%
MSCI ACWI Index (Net)	32.79%	11.08%	10.44%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 241,637,586
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,363,738
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$241,637,586%
Total number of portfolio holdings (excluding derivatives, if any)	$64%
Total investment management fees paid	$1,363,738%
Portfolio turnover rate	$36%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	66.3%
United Kingdom	6.1%
Switzerland	3.5%
Netherlands	3.4%
Japan	3.1%
Taiwan	3.1%
South Africa	2.3%
Brazil	1.5%
Germany	1.3%
India	1.3%
Other**	5.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its impact investing criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its impact investing criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.

Material Fund Change Risks Change [Text Block]	Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185166 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class F
Trading Symbol	HGXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$80	0.69%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Industrials, Consumer Discretionary, and Materials sectors.
  Top relative individual contributors over the period were overweight positions in GoDaddy (Information Technology), Trane Technologies (Industrials) and Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection within the Financials, Communication Services, and Information Technology sectors detracted from relative performance.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and overweight positions in Agilon Health (Healthcare) and Globe Life (Financials).
  Sector allocation, a result of our bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare sector and underweight to the Information Technology sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 28, 2017)
Class F	32.15%	8.31%	9.56%
MSCI ACWI Index (Net)	32.79%	11.08%	10.44%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 241,637,586
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,363,738
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$241,637,586%
Total number of portfolio holdings (excluding derivatives, if any)	$64%
Total investment management fees paid	$1,363,738%
Portfolio turnover rate	$36%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	66.3%
United Kingdom	6.1%
Switzerland	3.5%
Netherlands	3.4%
Japan	3.1%
Taiwan	3.1%
South Africa	2.3%
Brazil	1.5%
Germany	1.3%
India	1.3%
Other**	5.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its impact investing criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its impact investing criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.

Material Fund Change Risks Change [Text Block]	Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000236422 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond Fund
Class Name	Class A
Trading Symbol	HDBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	0.96%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s security selection and overweight allocation to both investment grade credit and high yield credit were the primary contributors to the Fund’s relative performance. These sectors broadly saw positive performance relative to duration-equivalent Treasuries during the trailing twelve months as spreads tightened.
  The Fund’s overweight to and security selection in emerging market corporate and government-related credit positively contributed as well.
  During the period, the Fund employed the tactical use of credit default index swaps to hedge exposure and gain liquid exposure to credit risk, which contributed to relative performance.
Top Detractors to Performance
  The Fund’s duration and yield curve positioning detracted from relative performance over the trailing twelve months, as the Fund was positioned with a lower duration posture than the benchmark over the period.
  Additionally, the Fund did not hold any mortgage-backed securities or commercial mortgage-backed securities which detracted from relative performance.
  During the period, the Fund employed the tactical use of interest rate futures to hedge exposure and gain liquid exposure to credit risk, which modestly detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (June 07, 2022)
Class A (with 4.50% maximum front-end sales charge)	8.90%	4.07%
Class A (without 4.50% maximum front-end sales charge)	14.04%	6.09%
Bloomberg US Aggregate Bond Index	10.55%	1.53%

Performance Inception Date	Jun. 07, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,259,609,292
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 2,956,189
Investment Company Portfolio Turnover	656.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,259,609,292%
Total number of portfolio holdings	$131%
Total investment management fees paid	$2,956,189%
Portfolio turnover rate	$656%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
U.S. Government Securities	35.9%
Foreign Government Obligations	0.7%
Short-Term Investments	15.6%
Other Assets & Liabilities	3.0%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]
Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000236424 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond Fund
Class Name	Class C
Trading Symbol	HDBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.63%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s security selection and overweight allocation to both investment grade credit and high yield credit were the primary contributors to the Fund’s relative performance. These sectors broadly saw positive performance relative to duration-equivalent Treasuries during the trailing twelve months as spreads tightened.
The Fund’s overweight to and security selection in emerging market corporate and government-related credit positively contributed as well.
During the period, the Fund employed the tactical use of credit default index swaps to hedge exposure and gain liquid exposure to credit risk, which contributed to relative performance.
Top Detractors to Performance
The Fund’s duration and yield curve positioning detracted from relative performance over the trailing twelve months, as the Fund was positioned with a lower duration posture than the benchmark over the period.
Additionally, the Fund did not hold any mortgage-backed securities or commercial mortgage-backed securities which detracted from relative performance.
During the period, the Fund employed the tactical use of interest rate futures to hedge exposure and gain liquid exposure to credit risk, which modestly detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (June 07, 2022)
Class C (with 1.00% contingent deferred sales charge)	12.40%	5.42%
Class C (without 1.00% contingent deferred sales charge)	13.40%	5.42%
Bloomberg US Aggregate Bond Index	10.55%	1.53%

Performance Inception Date	Jun. 07, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,259,609,292
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 2,956,189
Investment Company Portfolio Turnover	656.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,259,609,292%
Total number of portfolio holdings	$131%
Total investment management fees paid	$2,956,189%
Portfolio turnover rate	$656%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
U.S. Government Securities	35.9%
Foreign Government Obligations	0.7%
Short-Term Investments	15.6%
Other Assets & Liabilities	3.0%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]
Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000236423 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond Fund
Class Name	Class I
Trading Symbol	HDBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s security selection and overweight allocation to both investment grade credit and high yield credit were the primary contributors to the Fund’s relative performance. These sectors broadly saw positive performance relative to duration-equivalent Treasuries during the trailing twelve months as spreads tightened.
  The Fund’s overweight to and security selection in emerging market corporate and government-related credit positively contributed as well.
  During the period, the Fund employed the tactical use of credit default index swaps to hedge exposure and gain liquid exposure to credit risk, which contributed to relative performance.
Top Detractors to Performance
  The Fund’s duration and yield curve positioning detracted from relative performance over the trailing twelve months, as the Fund was positioned with a lower duration posture than the benchmark over the period.
  Additionally, the Fund did not hold any mortgage-backed securities or commercial mortgage-backed securities which detracted from relative performance.
  During the period, the Fund employed the tactical use of interest rate futures to hedge exposure and gain liquid exposure to credit risk, which modestly detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (June 07, 2022)
Class I	14.24%	6.33%
Bloomberg US Aggregate Bond Index	10.55%	1.53%

Performance Inception Date	Jun. 07, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,259,609,292
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 2,956,189
Investment Company Portfolio Turnover	656.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,259,609,292%
Total number of portfolio holdings	$131%
Total investment management fees paid	$2,956,189%
Portfolio turnover rate	$656%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
U.S. Government Securities	35.9%
Foreign Government Obligations	0.7%
Short-Term Investments	15.6%
Other Assets & Liabilities	3.0%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]
Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000236425 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond Fund
Class Name	Class R5
Trading Symbol	HDBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$76	0.71%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s security selection and overweight allocation to both investment grade credit and high yield credit were the primary contributors to the Fund’s relative performance. These sectors broadly saw positive performance relative to duration-equivalent Treasuries during the trailing twelve months as spreads tightened.
  The Fund’s overweight to and security selection in emerging market corporate and government-related credit positively contributed as well.
  During the period, the Fund employed the tactical use of credit default index swaps to hedge exposure and gain liquid exposure to credit risk, which contributed to relative performance.
Top Detractors to Performance
  The Fund’s duration and yield curve positioning detracted from relative performance over the trailing twelve months, as the Fund was positioned with a lower duration posture than the benchmark over the period.
  Additionally, the Fund did not hold any mortgage-backed securities or commercial mortgage-backed securities which detracted from relative performance.
  During the period, the Fund employed the tactical use of interest rate futures to hedge exposure and gain liquid exposure to credit risk, which modestly detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (June 07, 2022)
Class R5	14.28%	6.39%
Bloomberg US Aggregate Bond Index	10.55%	1.53%

Performance Inception Date	Jun. 07, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,259,609,292
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 2,956,189
Investment Company Portfolio Turnover	656.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,259,609,292%
Total number of portfolio holdings	$131%
Total investment management fees paid	$2,956,189%
Portfolio turnover rate	$656%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
U.S. Government Securities	35.9%
Foreign Government Obligations	0.7%
Short-Term Investments	15.6%
Other Assets & Liabilities	3.0%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]
Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000236421 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond Fund
Class Name	Class R6
Trading Symbol	HDBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	0.64%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s security selection and overweight allocation to both investment grade credit and high yield credit were the primary contributors to the Fund’s relative performance. These sectors broadly saw positive performance relative to duration-equivalent Treasuries during the trailing twelve months as spreads tightened.
  The Fund’s overweight to and security selection in emerging market corporate and government-related credit positively contributed as well.
  During the period, the Fund employed the tactical use of credit default index swaps to hedge exposure and gain liquid exposure to credit risk, which contributed to relative performance.
Top Detractors to Performance
  The Fund’s duration and yield curve positioning detracted from relative performance over the trailing twelve months, as the Fund was positioned with a lower duration posture than the benchmark over the period.
  Additionally, the Fund did not hold any mortgage-backed securities or commercial mortgage-backed securities which detracted from relative performance.
  During the period, the Fund employed the tactical use of interest rate futures to hedge exposure and gain liquid exposure to credit risk, which modestly detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (June 07, 2022)
Class R6	14.41%	6.48%
Bloomberg US Aggregate Bond Index	10.55%	1.53%

Performance Inception Date	Jun. 07, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,259,609,292
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 2,956,189
Investment Company Portfolio Turnover	656.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,259,609,292%
Total number of portfolio holdings	$131%
Total investment management fees paid	$2,956,189%
Portfolio turnover rate	$656%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
U.S. Government Securities	35.9%
Foreign Government Obligations	0.7%
Short-Term Investments	15.6%
Other Assets & Liabilities	3.0%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]
Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000236420 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond Fund
Class Name	Class Y
Trading Symbol	HDBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s security selection and overweight allocation to both investment grade credit and high yield credit were the primary contributors to the Fund’s relative performance. These sectors broadly saw positive performance relative to duration-equivalent Treasuries during the trailing twelve months as spreads tightened.
  The Fund’s overweight to and security selection in emerging market corporate and government-related credit positively contributed as well.
  During the period, the Fund employed the tactical use of credit default index swaps to hedge exposure and gain liquid exposure to credit risk, which contributed to relative performance.
Top Detractors to Performance
  The Fund’s duration and yield curve positioning detracted from relative performance over the trailing twelve months, as the Fund was positioned with a lower duration posture than the benchmark over the period.
  Additionally, the Fund did not hold any mortgage-backed securities or commercial mortgage-backed securities which detracted from relative performance.
  During the period, the Fund employed the tactical use of interest rate futures to hedge exposure and gain liquid exposure to credit risk, which modestly detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (June 07, 2022)
Class Y	14.28%	6.38%
Bloomberg US Aggregate Bond Index	10.55%	1.53%

Performance Inception Date	Jun. 07, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,259,609,292
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 2,956,189
Investment Company Portfolio Turnover	656.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,259,609,292%
Total number of portfolio holdings	$131%
Total investment management fees paid	$2,956,189%
Portfolio turnover rate	$656%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
U.S. Government Securities	35.9%
Foreign Government Obligations	0.7%
Short-Term Investments	15.6%
Other Assets & Liabilities	3.0%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]
Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000236419 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond Fund
Class Name	Class F
Trading Symbol	HDBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s security selection and overweight allocation to both investment grade credit and high yield credit were the primary contributors to the Fund’s relative performance. These sectors broadly saw positive performance relative to duration-equivalent Treasuries during the trailing twelve months as spreads tightened.
  The Fund’s overweight to and security selection in emerging market corporate and government-related credit positively contributed as well.
  During the period, the Fund employed the tactical use of credit default index swaps to hedge exposure and gain liquid exposure to credit risk, which contributed to relative performance.
Top Detractors to Performance
  The Fund’s duration and yield curve positioning detracted from relative performance over the trailing twelve months, as the Fund was positioned with a lower duration posture than the benchmark over the period.
  Additionally, the Fund did not hold any mortgage-backed securities or commercial mortgage-backed securities which detracted from relative performance.
  During the period, the Fund employed the tactical use of interest rate futures to hedge exposure and gain liquid exposure to credit risk, which modestly detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (June 07, 2022)
Class F	14.40%	6.48%
Bloomberg US Aggregate Bond Index	10.55%	1.53%

Performance Inception Date	Jun. 07, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,259,609,292
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 2,956,189
Investment Company Portfolio Turnover	656.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,259,609,292%
Total number of portfolio holdings	$131%
Total investment management fees paid	$2,956,189%
Portfolio turnover rate	$656%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
U.S. Government Securities	35.9%
Foreign Government Obligations	0.7%
Short-Term Investments	15.6%
Other Assets & Liabilities	3.0%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]
Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf